UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-4
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
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          File No.  333-53023

     Pre-Effective Amendment No.                                                                                                 |_|

     Post-Effective Amendment No. 14                                                                                             |X|

                                         (Check appropriate box or boxes.)


                                          NATIONWIDE VARIABLE ACCOUNT - 9
-------------------------------------------------------------------------------------------------------------------
                                            (Exact Name of Registrant)


                                         NATIONWIDE LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                                (Name of Depositor)


                                    ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                          (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           --------------------------------------------------------------------



                     PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering          MAY 1, 2004
                                                      -------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered      FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                                          -------------------------------------------------------------------------------------


THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2002 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

                        NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2004.
--------------------------------------------------------------------------------
THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 32. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o        American Century VP Inflation Protection Fund: Class II
DREYFUS
o    Dreyfus Investment Portfolios - Emerging Leaders Portfolio: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
o    VIP Overseas Portfolio: Service Class 2 R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class VI+
o    Gartmore GVIT Emerging Markets Fund: Class VI+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class II
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

MFS(R)VARIABLE INSURANCE TRUST
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S
o    AMT Focus Portfolio: Class S

o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o    Oppenheimer Main Street(R)Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    U.S. Real Estate Portfolio: Class I
   VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Premier Growth Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B
DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Service Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.


FIXED ACCOUNT- An investment option, which is funded by the general account of Nationwide.


GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Optional Death Benefit
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................


CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
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                                                 CONTRACT OWNER TRANSACTION EXPENSES


MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................     7%   1
MAXIMUM LOAN PROCESSING FEE..............................................................................................    $25  2
ANNUAL LOAN INTEREST CHARGE..............................................................................................    2.25%3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................    5%   4
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................    1%

------------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................    1.50%
     GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER............................    0.15%
     Total Variable Account Charges (including this option only).........................................................    1.60%
     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (not available on or after May 1, 2003) (an applicant could elect one)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................    0.45%
         Total Variable Account Charges (including this option only).....................................................    1.95%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................    0.30%
         Total Variable Account Charges (including this option only).....................................................    1.80%
                                      6
     SPOUSAL PROTECTION ANNUITY OPTION .................................................................................    0.10%
     Total Variable Account Charges (including this option only).........................................................    1.60%
     BENEFICIARY PROTECTOR OPTION........................................................................................    0.40%
     Total Variable Account Charges (including this option)..............................................................    1.90%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
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


-----------

1 Range of CDSC over time:
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

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------


Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.


3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.


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
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                                                RECURRING CONTRACT EXPENSES (CONTINUED)
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     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%
     Total Variable Account Charges (including this option)..............................................................     2.00%1

         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................     0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Spousal Protection Annuity Option........................................................................................     0.10%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
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MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.10%
------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

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
----------------------------------------------------------------------------------------------------------- -------------- ---------
Total Annual Underlying Mutual Fund Operating Expenses                                                         Minimum      Maximum
----------------------------------------------------------------------------------------------------------- -------------- ---------
(expenses that are deducted from underlying mutual fund assets, including                                        0.63%        12.48%
management fees, distribution  (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
----------------------------------------------------------------------------------------------------------- -------------- ---------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
o    GVIT - Dreyfus GVIT International Value Fund: Class VI
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III


------------

1 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract           If you do not          If you annuitize your contract
                                     at the end of the applicable              surrender             at the end of the applicable
                                             time period                     your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.   3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (12.48%)    2,231    4,796  6,776   10,089   1,636  4,371   6,521   10,089    *    4,371   6,521   10,089
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.63%)      987     1,613  2,256   4,113     392   1,188   2,001   4,113     *    1,188   2,001    4,113
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:
o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs; and
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.


For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------- ------------------
                                                   MINIMUM
        CONTRACT           MINIMUM INITIAL       SUBSEQUENT
          TYPE             PURCHASE PAYMENT       PAYMENTS
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------

Subsequent purchase payments are not permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").


A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.


Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.


Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.


THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.



DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.



CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge. This benefit allows contract owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.


Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Optional benefits must be elected at the time of application. Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFIT

Greater of One-Year or 5% Enhanced Death Benefit Option


In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.


Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.


For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options.


Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION


For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection Annuity Option. If an applicant wishes to elect this option, the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.


Nationwide may realize a profit from the charge assessed for this option.


BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.


The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.


Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.


In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges


The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.


All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.



During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Government Bond Fund: Class II
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
MFS(R)VARIABLE INSURANCE TRUST
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Focus Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II


In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Premier Growth Portfolio: Class B
DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o    Risk-Managed Core Portfolio: Service Shares


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.


If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.


If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee


At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.


Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.90% until the credit is applied. Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.90% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ ------------------
                           MINIMUM INITIAL        MINIMUM
        CONTRACT          PURCHASE PAYMENT      SUBSEQUENT
          TYPE                                   PAYMENTS
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;
(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or
(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amount allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Nationwide also reserves the right to refuse transfers into the fixed account if the new money interest rate that Nationwide is crediting to fixed account allocations is equal to the minimum interest rate required by applicable state law. Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.


For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.


The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------


Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.



RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.


MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.



LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.


Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, GVIT - Gartmore GVIT Government Bond Fund: Class II, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-----------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
-----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.



Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.


What is a GMIB?


A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2


The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.


When May the Guaranteed Annuitization Value be Used?


The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:


(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.


Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application. If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).


If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)  eligible to continue the contract; and

(b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached

ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO: CLASS B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital by pursuing aggressive investment policies.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - EMERGING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FOCUS PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 3.10%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, and Neuberger Berman Advisers Management Trust
- AMT Socially Responsive Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.576836            9.947971               31.29%              168,362             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
                             10.000000           7.576836              -24.23%               55,374            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.929075            10.089480              27.25%               34,386             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
                             10.000000           7.929075              -20.71%                3,297            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.693108            9.459364               22.96%               40,464             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
                             10.000000           7.693108              -23.07%                6,465            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.873907            10.252084              30.20%              107,677             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
                             10.000000           7.873907              -21.26%               11,018            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.822552            9.505781               21.52%               64,077             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
                             10.000000           7.822552              -21.77%                9,006            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.258342            11.460998              38.78%               84,935             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
                             10.000000           8.258342              -17.42%               17,126            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.196339            10.430131              27.25%              142,728             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
                             10.000000           8.196339              -18.04%               15,728            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.939203            9.759336               22.93%              117,332             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
                             10.000000           7.939203              -20.61%                8,342            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.616067            10.932111              26.88%              240,563             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
                             10.000000           8.616067              -13.84%               49,336            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.219974               2.20%                4,292            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.682670            11.136696              44.96%               23,032             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
                             10.000000           7.682670              -23.17%                2,607            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.527479            9.324080               23.87%                5,501             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
                             10.000000           7.527479              -24.73%                1,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.360985            9.950950               19.02%               68,385             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
                             10.000000           8.360985              -16.39%                6,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.060404            10.108599              25.41%               21,792             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
                             10.000000           8.060404              -19.40%                3,758            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.136153            9.927767               22.02%               14,776             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
                             10.000000           8.136153              -18.64%                3,134            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.601107            11.518160              19.97%              143,924             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
                             10.000000           9.601107               -3.99%               22,413            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.674330           10.980997               2.87%              295,545             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
                             10.000000           10.674330               6.74%              103,583            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.181219            10.478495              28.08%              378,634             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
                             10.000000           8.181219              -18.19%              103,682            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.438044            9.710724               30.55%              147,848             2003
   Portfolio: Service
   Class 2 - Q/NQ
                             10.000000           7.438044              -25.62%               46,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.718273            10.871575              40.86%              125,825             2003
   Portfolio: Service
   Class 2 R - Q/NQ
                             10.000000           7.718273              -22.82%               18,909            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           11.062836           13.986657              26.43%              315,602             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
                             12.400091           11.062836             -10.78%              334,512             2002
                             14.365961           12.400091             -13.68%              343,313             2001
                             15.633362           14.365961              -8.11%              267,440             2000
                             12.784276           15.633362              22.29%               47,629             1999
                             10.000000           12.784276              27.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.568929            11.669146              36.18%              141,041             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
                             10.000000           8.568929              -14.31%               28,213            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.480890            11.595844              55.01%               50,547             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
                             10.000000           7.480890              -25.19%                9,372            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.422011            11.346316              34.72%               36,687             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
                             10.000000           8.422011              -15.78%                4,228            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.737803           10.763977               0.24%              502,531             2003
   Government Bond Fund:
   Class II - Q/NQ
                             10.000000           10.737803               7.38%              233,061            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.909899            10.533052               6.29%              277,581             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
                             10.000000           9.909899               -0.90%               70,756            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.507569            10.647898              11.99%              516,547             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
                             10.000000           9.507569               -4.92%              147,104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.012363            10.657265              18.25%              725,544             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
                             10.000000           9.012363               -9.88%              206,887            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.566085            10.685816              24.75%              396,256             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
                             10.000000           8.566085              -14.34%              177,512            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.215054            10.670649              29.89%               68,174             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
                             10.000000           8.215054              -17.85%               32,913            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        11.066732           10.968931              -0.88%              662,052             2003
   Money Market Fund:
   Class I - Q/NQ
                             11.100780           11.066732              -0.31%              909,013             2002
                             10.878760           11.100780               2.04%              574,816             2001
                             10.415808           10.878760               4.44%              305,545             2000
                             10.085474           10.415808               3.28%               44,119             1999
                             10.000000           10.085474               0.85%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.072743            10.117454              25.33%               54,768             2003
   Nationwide Fund: Class
   II - Q/NQ
                             10.000000           8.072743              -19.27%               27,261            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.473837            11.219200              50.11%               72,741             2003
   Growth Leaders Fund:
   Class III - Q/NQ
                             10.000000           7.473837              -25.26%                1,605            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.183813            9.486396               32.05%               64,557             2003
   Growth Fund: Class II -
   Q/NQ
                             10.000000           7.183813              -28.16%                9,627            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.106598            10.951502              54.10%               77,263             2003
   Value Fund: Class II -
   Q/NQ
                             10.000000           7.106598              -28.93%                8,708            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.820823            10.832244              38.51%               92,366             2003
   Fund: Class II - Q/NQ
                             10.000000           7.820823              -21.79%               16,470            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.547565           12.752538              10.43%              142,847             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
                             10.935239           11.547565               5.60%               78,722             2002
                             10.656316           10.935239               2.62%               46,179             2001
                             10.238786           10.656316               4.08%               22,642             2000
                             10.235484           10.238786               0.03%                  510             1999
                             10.000000           10.235484               2.35%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.178822              21.79%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.095730            9.548089               34.56%              102,629             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
                             10.000000           7.095730              -29.04%               33,029            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.467590            9.814754               31.43%               39,015             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
                             10.000000           7.467590              -25.32%                6,036            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.316953            10.216309              22.84%               55,242             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
                             10.000000           8.316953              -16.83%               21,048            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.820202            12.097415              23.19%               46,046             2003
   Fasciano Portfolio:
   Class S - Q/NQ
                             10.000000           9.820202               -1.80%                4,932            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.879504           20.425804              87.75%               11,021             2003
   Focus Portfolio: Class
   S - Q/NQ
                             10.000000           10.879504               8.80%                1,012            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.998725               -0.01%                6,476            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.846634            10.100930              28.73%              170,764             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
                             10.000000           7.846634              -21.53%               82,995            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.209351              42.09%              105,563            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.693100            10.825747              40.72%              108,002             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
                             10.000000           7.693100              -23.07%               50,265            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      8.043815            10.017952              24.54%              187,335             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
                             10.000000           8.043815              -19.56%               54,541            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.273465           11.855797              15.40%               73,457             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
                             10.000000           10.273465               2.73%                9,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.113318               1.13%                2,279            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.202435           17.882880              35.45%              106,953             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
                             13.509845           13.202435              -2.28%               74,898             2002
                             12.487759           13.509845               8.18%               37,313             2001
                             10.000000           12.487759               3.88%                8,847            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.045373            10.363180              28.81%              239,800             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
                             10.000000           8.045373              -19.55%               79,811            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.264250            9.089863               25.13%               41,715             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
                             10.000000           7.264250              -27.36%               17,863            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------





                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 3.10%)

   (VARIABLE ACCOUNT CHARGES OF 3.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.965843               9.66%                    0            2003*
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.822107               8.22%                    0            2003*
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.704093               7.04%                    0            2003*
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           10.839449               8.39%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           10.466609               4.67%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           11.350679              13.51%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.994633               9.95%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.592664               5.93%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           11.059165              10.59%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.108243               1.08%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        10.000000           11.605884              16.06%                    0            2003*
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      10.000000           10.792074               7.92%                    0            2003*
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          10.000000           10.726583               7.27%                    0            2003*
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           11.151270              11.51%                    0            2003*
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           10.856494               8.56%                    0            2003*
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           10.432342               4.32%                    0            2003*
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           9.930179               -0.70%                    0            2003*
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     10.000000           11.096389              10.96%                    0            2003*
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       10.000000           10.800946               8.01%                    0            2003*
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     10.000000           11.307956              13.08%                    0            2003*
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.849337               8.49%                    0            2003*
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      10.000000           11.346867              13.47%                    0            2003*
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    10.000000           11.013872              10.14%                    0            2003*
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.294237            10.992914              32.54%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           9.856597               -1.43%                    0            2003*
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.759835            10.205081               4.56%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.363565            10.316361              10.18%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.875804            10.325427              16.33%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.436235            10.353079              22.72%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.090483            10.338360              27.78%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.784642            9.540636               -2.49%                    0             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           10.783827               7.84%                    0            2003*
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.360461            10.869911              47.68%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       10.000000           10.603676               6.04%                    0            2003*
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       10.000000           11.486057              14.86%                    0            2003*
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   10.000000           11.016506              10.17%                    0            2003*
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      10.499652           11.406987               8.64%                    0             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.046455              20.46%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           10.747313               7.47%                    0            2003*
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           10.554457               5.54%                    0            2003*
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           11.078335              10.78%                    0            2003*
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           10.961226               9.61%                    0            2003*
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           10.712906               7.13%                    0            2003*
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.889863               -1.10%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.841936               8.42%                    0            2003*
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF            PERIOD
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.055012              40.55%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           11.391594              13.92%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.829125               8.29%                    0            2003*
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.303444               3.03%                    0            2003*
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.008669               0.09%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.197928           13.589150              33.25%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           10.000000           10.895591               8.96%                    0            2003*
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           10.000000           10.629113               6.29%                    0            2003*
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from IRAs, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

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o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from IRAs, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRAs are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or

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     joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company

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to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

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(2)  the distribution is includable in the non-resident alien's gross income for
     United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

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REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime,

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

therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002, and 2001, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, and Neuberger Berman Advisers Management Trust
- AMT Socially Responsive Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.



                   No Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.576836            9.947971               31.29%              168,362             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.576836              -24.23%               55,374            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.929075            10.089480              27.25%               34,386             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.929075              -20.71%                3,297            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.693108            9.459364               22.96%               40,464             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.693108              -23.07%                6,465            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.873907            10.252084              30.20%              107,677             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.873907              -21.26%               11,018            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.822552            9.505781               21.52%               64,077             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.822552              -21.77%                9,006            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.258342            11.460998              38.78%               84,935             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.258342              -17.42%               17,126            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.196339            10.430131              27.25%              142,728             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.196339              -18.04%               15,728            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.939203            9.759336               22.93%              117,332             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.939203              -20.61%                8,342            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.616067            10.932111              26.88%              240,563             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.616067              -13.84%               49,336            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.219974               2.20%                4,292            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.682670            11.136696              44.96%               23,032             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.682670              -23.17%                2,607            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.527479            9.324080               23.87%                5,501             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.527479              -24.73%                1,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.360985            9.950950               19.02%               68,385             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.360985              -16.39%                6,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.060404            10.108599              25.41%               21,792             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.060404              -19.40%                3,758            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.136153            9.927767               22.02%               14,776             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.136153              -18.64%                3,134            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.601107            11.518160              19.97%              143,924             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.601107               -3.99%               22,413            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.674330           10.980997               2.87%              295,545             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.674330               6.74%              103,583            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.181219            10.478495              28.08%              378,634             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.181219              -18.19%              103,682            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.438044            9.710724               30.55%              147,848             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.438044              -25.62%               46,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.718273            10.871575              40.86%              125,825             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.718273              -22.82%               18,909            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.625875            10.892311              26.27%              285,167             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.625875              -13.74%               47,786            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.568929            11.669146              36.18%              141,041             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.568929              -14.31%               28,213            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.480890            11.595844              55.01%               50,547             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.480890              -25.19%                9,372            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.422011            11.346316              34.72%               36,687             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
                             10.000000           8.422011              -15.78%                4,228            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.737803           10.763977               0.24%              502,531             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.737803               7.38%              233,061            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.909899            10.533052               6.29%              277,581             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.909899               -0.90%               70,756            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.507569            10.647898              11.99%              516,547             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.507569               -4.92%              147,104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.012363            10.657265              18.25%              725,544             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.012363               -9.88%              206,887            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.566085            10.685816              24.75%              396,256             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.566085              -14.34%              177,512            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.215054            10.670649              29.89%               68,174             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.215054              -17.85%               32,913            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        11.066732           10.968931              -0.88%              662,052             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.100780           11.066732              -0.31%              909,013             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.878760           11.100780               2.04%              574,816             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.415808           10.878760               4.44%              305,545             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.085474           10.415808               3.28%               44,119             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.085474               0.85%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.072743            10.117454              25.33%               54,768             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.072743              -19.27%               27,261            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.473837            11.219200              50.11%               72,741             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.473837              -25.26%                1,605            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.183813            9.486396               32.05%               64,557             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.183813              -28.16%                9,627            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.106598            10.951502              54.10%               77,263             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.106598              -28.93%                8,708            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.820823            10.832244              38.51%               92,366             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.820823              -21.79%               16,470            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.547565           12.752538              10.43%              142,847             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.935239           11.547565               5.60%               78,722             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.656316           10.935239               2.62%               46,179             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.238786           10.656316               4.08%               22,642             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.235484           10.238786               0.03%                  510             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.235484               2.35%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.178822              21.79%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.095730            9.548089               34.56%              102,629             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.095730              -29.04%               33,029            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.467590            9.814754               31.43%               39,015             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.467590              -25.32%                6,036            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.316953            10.216309              22.84%               55,242             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.316953              -16.83%               21,048            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.820202            12.097415              23.19%               46,046             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.820202               -1.80%                4,932            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.879504           20.425804              87.75%               11,021             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.879504               8.80%                1,012            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.998725               -0.01%                6,476            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.846634            10.100930              28.73%              170,764             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.846634              -21.53%               82,995            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.209351              42.09%              105,563            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.693100            10.825747              40.72%              108,002             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.693100              -23.07%               50,265            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      8.043815            10.017952              24.54%              187,335             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.043815              -19.56%               54,541            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.273465           11.855797              15.40%               73,457             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.273465               2.73%                9,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.113318               1.13%                2,279            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.202435           17.882880              35.45%              106,953             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.509845           13.202435              -2.28%               74,898             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.487759           13.509845               8.18%               37,313             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.487759               3.88%                8,847            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.045373            10.363180              28.81%              239,800             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.045373              -19.55%               79,811            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.264250            9.089863               25.13%               41,715             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.264250              -27.36%               17,863            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.574259            9.939550               31.23%                    0             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.574259              -24.26%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.926380            10.080964              27.18%                    0             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.926380              -20.74%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.690494            9.451359               22.90%                    0             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.690494              -23.10%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.871229            10.243394              30.14%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.871229              -21.29%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.819899            9.497750               21.46%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.819899              -21.80%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.255533            11.451294              38.71%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.255533              -17.44%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.193557            10.421311              27.19%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.193557              -18.06%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.936500            9.751083               22.86%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.936500              -20.64%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.613134            10.922844              26.82%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.613134              -13.87%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.216492               2.16%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.680061            11.127262              44.89%                    0             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.680061              -23.20%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.524913            9.316163               23.80%                    0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.524913              -24.75%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.358141            9.942517               18.96%                    0             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.358141              -16.42%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.057662            10.100026              25.35%                    0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.057662              -19.42%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.133388            9.919368               21.96%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.133388              -18.67%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.597853            11.508408              19.91%                    0             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.597853               -4.02%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.670712           10.971715               2.82%                    0             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.670712               6.71%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.178436            10.469614              28.01%                    0             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.178436              -18.22%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.435510            9.702496               30.49%                    0             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.435510              -25.64%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.715652            10.862364              40.78%                    0             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.715652              -22.84%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.622934            10.883065              26.21%                    0             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.622934              -13.77%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.566019            11.659260              36.11%                    0             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.566019              -14.34%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.478338            11.586011              54.93%                    0             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.478338              -25.22%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.493172            12.188660              62.66%                    0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.493172              -25.07%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.734170           10.754884               0.19%                    0             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.734170               7.34%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.905214            10.522733               6.23%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.905214               -0.95%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.503076            10.637462              11.94%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.503076               -4.97%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.008104            10.646835              18.19%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.008104               -9.92%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.562027            10.675348              24.68%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.562027              -14.38%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.211169            10.660201              29.83%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.211169              -17.89%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        11.042864           10.939717              -0.93%               23,118             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.082465           11.042864              -0.36%               22,828             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.866357           11.082465               1.99%               14,851             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.409189           10.866357               4.39%                5,236             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.084183           10.409189               3.22%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.084183               0.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.069994            10.108883              25.27%                    0             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.069994              -19.30%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.470286            11.208181              50.04%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.470286              -25.30%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.181370            9.478374               31.99%                    0             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.181370              -28.19%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.104185            10.942237              54.03%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.104185              -28.96%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.818163            10.823074              38.44%                    0             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.818163              -21.82%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.522667           12.718597              10.38%                3,083             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.917216           11.522667               5.55%                2,344             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.644186           10.917216               2.57%                1,131             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.232296           10.644186               4.03%                  988             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.234182           10.232296              -0.02%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.234182               2.34%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.174698              21.75%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.093323            9.540022               34.49%                    0             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.093323              -29.07%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.465046            9.806445               31.36%                    0             2003
   Trust - MFS New
   Discovery Series:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.465046              -25.35%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.314121            10.207647              22.77%                    0             2003
   Trust - MFS Value
   Series: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.314121              -16.86%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.816866            12.087159              23.13%                    0             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.816866               -1.83%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.875815           20.408539              87.65%                    0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.875815               8.76%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.995324               -0.05%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.843957            10.092385              28.66%                    0             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.843957              -21.56%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.204530              42.05%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.690485            10.816571              40.65%                    0             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.690485              -23.10%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      8.041083            10.009487              24.48%                    0             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.041083              -19.59%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.269985           11.845764              15.34%                    0             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.269985               2.70%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.109894               1.10%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.173972           17.835262              35.38%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.487571           13.173972              -2.33%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.473542           13.487571               8.13%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.473542               3.87%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.042642            10.354396              28.74%                    0             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.042642              -19.57%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.261782            9.082173               25.07%                    0             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.261782              -27.38%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.571682            9.931125                31.16%              30,189             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.571682               -24.28%              11,372             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.923682            10.072411               27.12%              19,158             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.923682               -20.76%               2,492             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.687876            9.443341                22.83%               6,721             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.687876               -23.12%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.868551            10.234720               30.07%              43,497             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.868551               -21.31%              13,115             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.817233            9.489685                21.39%              12,405             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.817233               -21.83%               2,885             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         8.252730            11.441603               38.64%              12,594             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.252730               -17.47%               4,067             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.190764            10.412460               27.12%              10,554             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.190764               -18.09%               4,467             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.933801            9.742800                22.80%               7,018             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.933801               -20.66%               5,776             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.610209            10.913608               26.75%              34,593             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.610209               -13.90%               7,353             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.213008                2.13%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.677437            11.117820               44.81%               3,952             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.677437               -23.23%                 313             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.522347            9.308274                23.74%                 393             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.522347               -24.78%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.355301            9.934099                18.90%              28,686             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.355301               -16.45%              12,734             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.054925            10.091486               25.28%                   0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.054925               -19.45%               3,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.130621            9.910964                21.90%              26,703             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.130621               -18.69%              17,857             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.594594            11.498664               19.85%              24,333             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.594594                -4.05%               2,619             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.667089           10.962410                2.77%              82,834             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.667089                6.67%              20,435             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.175659            10.460761               27.95%             117,089             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.175659               -18.24%              30,365             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.432981            9.694281                30.42%              68,902             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.432981               -25.67%              18,166             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.713021            10.853168               40.71%              27,804             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.713021               -22.87%              12,120             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.619998            10.873845               26.15%              74,257             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.619998               -13.80%              30,068             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.563111            11.649387               36.04%              53,792             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.563111               -14.37%              17,590             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.475794            11.576207               54.85%              12,382             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.475794               -25.24%               9,559             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.490620            12.178340               62.58%               1,650             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.490620               -25.09%               1,140             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.730525           10.745764                0.14%              93,995             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.730525                7.31%              32,114             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.900522            10.512395                6.18%              71,599             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.900522                -0.99%              13,958             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.498578            10.627027               11.88%             166,895             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.498578                -5.01%              69,835             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.003831            10.636383               18.13%             187,606             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.003831                -9.96%              21,154             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.557964            10.664866               24.62%             110,693             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.557964               -14.42%              77,400             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.207270            10.649717               29.76%              22,586             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.207270               -17.93%               8,896             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        11.019038           10.910569               -0.98%              76,812             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.064171           11.019038               -0.41%              79,347             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.853962           11.064171                1.94%               4,955             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.067253            10.100315               25.20%              11,936             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.067253               -19.33%               9,258             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.466744            11.197192               49.96%               6,417             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.466744               -25.33%                 825             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.178926            9.470327                31.92%               3,771             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.178926               -28.21%                 383             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.101763            10.932961               53.95%              13,711             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.101763               -28.98%               1,109             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.815510            10.813918               38.36%              45,927             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.815510               -21.84%              26,889             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.497820           12.684724               10.32%              23,238             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.899202           11.497820                5.49%               8,752             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.632058           10.899202                2.51%               1,839             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.170561               21.71%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.090900            9.531914                34.42%              21,927             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.090900               -29.09%              12,944             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.462500            9.798136                31.30%               7,834             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.462500               -25.38%                 947             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.311294            10.198999               22.71%              15,548             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.311294               -16.89%               7,967             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.813529            12.076923               23.06%               5,383             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.813529                -1.86%               3,000             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.872122           20.391278               87.56%                 178             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.872122                8.72%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.991948                -0.08%                  70             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.841294            10.083838               28.60%              65,325             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.841294               -21.59%              28,146             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.199720               42.00%              30,849             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.687867            10.807412               40.58%              78,672             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.687867               -23.12%              54,038             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.038347            10.000996               24.42%              39,235             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.038347               -19.62%              26,288             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.266502           11.835746               15.29%              65,904             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.266502                2.67%               9,402             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.106459                1.06%                 304             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.145572           17.787794               35.31%              24,878             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.465327           13.145572               -2.37%              18,139             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.459341           13.465327                8.07%               1,514             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.039898            10.345615               28.68%             120,801             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.039898               -19.60%              60,232             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.259311            9.074483                25.00%              22,625             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.259311               -27.41%              15,085             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.569105            9.922706               31.09%              174,394             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.569105              -24.31%               73,997            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.920987            10.063881              27.05%               22,433             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.920987              -20.79%               14,447            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.685259            9.435348               22.77%               41,191             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.685259              -23.15%                6,028            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.865875            10.226046              30.01%               56,557             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class IB -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.865875              -21.34%               11,687            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.814576            9.481651               21.33%              143,570             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class IB -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.814576              -21.85%               29,198            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.249926            11.431916              38.57%              109,082             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class IB - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.249926              -17.50%               28,024            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.187977            10.403643              27.06%               57,111             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.187977              -18.12%               27,285            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.931102            9.734546               22.74%               56,874             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.931102              -20.69%               21,475            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.607283            10.904362              26.69%               78,320             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.607283              -13.93%               34,348            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.209525               2.10%               41,832            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.674821            11.108400              44.74%                7,947             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.674821              -23.25%                2,499            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.519787            9.300371               23.68%                5,012             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.519787              -24.80%                3,885            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.352453            9.925679               18.84%               48,865             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.352453              -16.48%               13,964            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.052177            10.082921              25.22%                8,304             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.052177              -19.48%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.127854            9.902567               21.83%                4,308             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.127854              -18.72%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.591337            11.488917              19.78%              101,204             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.591337               -4.09%               17,537            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.663471           10.953127               2.72%              197,933             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.663471               6.63%               64,180            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.172872            10.451884              27.89%              205,057             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.172872              -18.27%               64,617            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.430451            9.686062               30.36%               82,137             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.430451              -25.70%               27,789            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.710394            10.843960              40.64%              112,956             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.710394              -22.90%               29,320            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.617065            10.864621              26.08%              160,091             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.617065              -13.83%               33,614            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.560195            11.639512              35.97%               74,566             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.560195              -14.40%               18,298            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.473249            11.566397              54.77%               10,407             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.473249              -25.27%                1,126            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.488067            12.167999              62.50%                9,837             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.488067              -25.12%                3,918            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.726883           10.736668               0.09%              347,006             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.726883               7.27%              191,592            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.895838            10.502098               6.13%              162,571             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.895838               -1.04%               43,219            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.494075            10.616601              11.82%              242,387             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.494075               -5.06%               57,606            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.999570            10.625957              18.07%              300,999             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.999570              -10.00%              102,411            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.553922            10.654414              24.56%              247,166             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.553922              -14.46%               48,463            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.203385            10.639301              29.69%               83,391             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.203385              -17.97%               53,460            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.995248           10.881482              -1.03%              364,287             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.045897           10.995248              -0.46%              354,487             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.841575           11.045897               1.88%              106,990             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.395950           10.841575               4.29%               42,303             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.081601           10.395950               3.12%                7,486             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.081601               0.82%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.064506            10.091753              25.14%               27,215             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.064506              -19.35%               24,288            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.463213            11.186220              49.88%               22,525             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.463213              -25.37%                2,730            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.176486            9.462300               31.85%               24,412             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.176486              -28.24%               12,820            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.099346            10.923700              53.87%               51,962             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.099346              -29.01%               20,652            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.812843            10.804741              38.29%               18,806             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.812843              -21.87%                4,315            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.473014           12.650922              10.27%              119,665             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.881227           11.473014               5.44%               83,817             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.619936           10.881227               2.46%               11,341             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.219313           10.619936               3.92%                4,020             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.231592           10.219313              -0.12%                  744             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.231592               2.32%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.166439              21.66%                  150            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.088490            9.523855               34.36%               70,063             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.088490              -29.12%               23,370            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.459964            9.789829               31.23%               39,144             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.459964              -25.40%               12,944            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.308471            10.190358              22.65%               73,618             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.308471              -16.92%               26,137            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.810192            12.066688              23.00%                8,904             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.810192               -1.90%                1,527            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.868422           20.374023              87.46%                3,940             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.868422               8.68%                  394            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.988556               -0.11%               22,237            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.838616            10.075277              28.53%               86,059             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.838616              -21.61%               42,542            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.194919              41.95%               79,550            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.685241            10.798234              40.51%               60,582             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.685241              -23.15%               43,660            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      8.035612            9.992515               24.35%              248,619             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.035612              -19.64%              102,039            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.263009           11.825709              15.23%               89,007             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.263009               2.63%               14,099            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.103021               1.03%                9,340            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.117202           17.740386              35.25%               91,864             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.443112           13.117202              -2.42%               91,615             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.445148           13.443112               8.02%               20,077             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.445148               3.84%                   37            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.037160            10.336837              28.61%              215,783             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.037160              -19.63%               55,747            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.256843            9.066790               24.94%               28,114             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.256843              -27.43%               15,401            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.566522            9.914283               31.03%                    0             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.566522              -24.33%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.918284            10.055332              26.99%                    0             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.918284              -20.82%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.682644            9.427339               22.71%                    0             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.682644              -23.17%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.863195            10.217377              29.94%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.863195              -21.37%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.811909            9.473601               21.27%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.811909              -21.88%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.247115            11.422226              38.50%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.247115              -17.53%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.185188            10.394810              27.00%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.185188              -18.15%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.928404            9.726302               22.68%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.928404              -20.72%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.604347            10.895104              26.62%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.604347              -13.96%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.206041               2.06%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.672212            11.099000              44.66%                    0             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.672212              -23.28%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.517227            9.292487               23.62%                    0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.517227              -24.83%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.349612            9.917261               18.78%                    0             2003
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.349612              -16.50%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.049443            10.074369              25.16%                    0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.049443              -19.51%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.125085            9.894163               21.77%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.125085              -18.75%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.588070            11.479182              19.72%                    0             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.588070               -4.12%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.659835           10.943828               2.66%                    0             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.659835               6.60%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.170092            10.443034              27.82%                    0             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.170092              -18.30%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.427919            9.677853               30.29%                    0             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.427919              -25.72%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.707771            10.834762              40.57%                    0             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.707771              -22.92%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.614138            10.855421              26.02%                    0             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.614138              -13.86%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.557274            11.629636              35.90%                    0             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.557274              -14.43%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.470696            11.556580              54.69%                    0             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.470696              -25.29%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.485519            12.157699              62.42%                    0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.485519              -25.14%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.723232           10.727541               0.04%                    0             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.723232               7.23%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.891153            10.491789               6.07%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.891153               -1.09%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.489589            10.606188              11.77%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.489589               -5.10%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.995312            10.615527              18.01%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.995312              -10.05%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.549857            10.643945              24.49%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.549857              -14.50%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.199498            10.628853              29.63%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.199498              -18.01%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.781517           10.664538              -1.08%               14,510             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.836691           10.781517              -0.51%               45,596             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.641677           10.836691               1.83%               52,509             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.209430           10.641677               4.23%                6,060             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.209430               2.09%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.061756            10.083182              25.07%                    0             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.061756              -19.38%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.459677            11.175255              49.81%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.459677              -25.40%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.174030            9.454262               31.78%                    0             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.174030              -28.26%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.096924            10.914432              53.79%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.096924              -29.03%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.810180            10.795581              38.22%                    0             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.810180              -21.90%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.094926           12.227805              10.21%                  664             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.527978           11.094926               5.39%                  611             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.280419           10.527978               2.41%                1,734             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.897603            10.280419               3.87%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.897603               -1.02%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.162319              21.62%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.086071            9.515771               34.29%                    0             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.086071              -29.14%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.457427            9.781536               31.17%                    0             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.457427              -25.43%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.305633            10.181702              22.59%                    0             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.305633              -16.94%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.806861            12.056469              22.94%                    0             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.806861               -1.93%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.864732           20.356789              87.37%                    0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.864732               8.65%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.985156               -0.15%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.835952            10.066728              28.47%                    0             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.835952              -21.64%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.190099              41.90%                  845            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.682628            10.789075              40.43%                    0             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.682628              -23.17%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      8.032878            9.984055               24.29%                    0             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.032878              -19.67%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.259512           11.815672              15.17%                    0             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.259512               2.60%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.099592               1.00%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             11.946728           16.149186              35.18%                  538             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.249784           11.946728              -2.47%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.346213           12.249784               7.96%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.346213               3.82%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.034432            10.328081              28.55%                    0             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.034432              -19.66%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.254368            9.059094               24.88%                    0             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.254368              -27.46%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.563949            9.905882                30.96%              34,847             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.563949               -24.36%              13,898            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AIM Variable Insurance    7.915583            10.046793               26.92%               5,042             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.915583               -20.84%               3,268            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AIM Variable Insurance    7.680023            9.419338                22.65%               2,033             2003
   Funds - AIM V.I.
   Premier Equality Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.680023               -23.20%                 608            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         7.860510            10.208693               29.87%              16,219             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.860510               -21.39%               2,393            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         7.809244            9.465558                21.21%               7,741             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.809244               -21.91%               4,231            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         8.244298            11.412519               38.43%              24,711             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.244298               -17.56%              12,998            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.182403            10.386009               26.93%               4,423             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.182403               -18.18%                 782            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.925696            9.718035                22.61%              20,533             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.925696               -20.74%               1,434            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.601417            10.885859               26.56%              25,591             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.601417               -13.99%              16,861            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          10.000000           10.202557                2.03%               2,837            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.669589            11.089562               44.59%              10,737             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.669589               -23.30%               2,804            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially      7.514660            9.284596                23.55%                 277             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.514660               -24.85%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable          8.346767            9.908839                18.71%              14,625             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.346767               -16.53%               3,227            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       8.046698            10.065833               25.09%               3,202             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.046698               -19.53%               1,911            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       8.122319            9.885766                21.71%                 664             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.122319               -18.78%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       9.584812            11.469444               19.66%              29,568             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           9.584812                -4.15%               4,947            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       10.656222           10.934545                2.61%              57,281             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           10.656222                6.56%              18,269            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.167310            10.434172               27.76%             113,564             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.167310               -18.33%              38,138            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth       7.425381            9.669636                30.22%              43,625             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.425381               -25.75%              16,545            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.705133            10.825551               40.50%              31,791             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.705133               -22.95%              11,503            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           8.611210            10.846212               25.95%              87,498             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.611210               -13.89%              21,884            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Mid      8.554371            11.619784               35.83%              37,949             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.554371               -14.46%               7,132            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value    7.468157            11.546790               54.61%              15,579             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.468157               -25.32%               6,168            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.482965            12.147387               62.33%                 445             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.482965               -25.17%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.719586           10.718448               -0.01%              97,096             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           10.719586                7.20%              26,741            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.903364            10.499391                6.02%              98,513             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.039249           9.903364                -1.35%              50,900             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.473594            10.582927               11.71%             124,117             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.060109           9.473594                -5.83%              33,697             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.943444            10.548952               17.95%             192,867             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.069222           8.943444               -11.18%             112,262             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.481877            10.553956               24.43%             156,546             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.107544           8.481877               -16.08%              37,215             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.100685            10.495425               29.56%              30,045             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.116319           8.100685               -19.92%               3,279             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.761392           10.639218               -1.14%              78,913             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.821968           10.761392               -0.56%              49,427             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.632658           10.821968                1.78%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.059011            10.074639               25.01%              11,358             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.059011               -19.41%               2,478            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT U.S.   7.456128            11.164275               49.73%              10,031             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.456128               -25.44%               4,273            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       7.171586            9.446250                31.72%              13,212             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.171586               -28.28%               1,918            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       7.094503            10.905184               53.71%              11,989             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.094503               -29.05%               1,537            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company   7.807512            10.786411               38.15%              20,970             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.807512               -21.92%              10,156            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT      11.074251           12.198805               10.15%              20,325             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.513712           11.074251                5.33%              10,063             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.271747           10.513712                2.36%                 977             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      10.000000           12.158184               21.58%               5,085            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   MFS Variable Insurance    7.083647            9.507688                34.22%              27,267             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.083647               -29.16%               8,482            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.454879            9.773225                31.10%               9,574             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.454879               -25.45%                 967            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   MFS Variable Insurance    8.302808            10.173073               22.53%              25,487             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.302808               -16.97%              16,845            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.803520            12.046236               22.88%               4,340             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           9.803520                -1.96%               1,228            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.861027           20.339516               87.27%               2,149             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           10.861027                8.61%               2,738            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000           9.981747                -0.18%               3,840            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      7.833279            10.058187               28.40%              46,639             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.833279               -21.67%              21,005            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.000000           14.185285               41.85%              32,965            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      7.680006            10.779925               40.36%              46,023             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.680006               -23.20%              38,577            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      8.030134            9.975566                24.23%              43,529             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.030134               -19.70%              29,354            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.256033           11.805665               15.11%              25,181             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           10.256033                2.56%               5,104            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Universal             10.000000           10.096155                0.96%                   0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Universal             11.924489           16.110938               35.11%              24,786             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.233204           11.924489               -2.52%              11,637             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.336655           12.233204                7.91%                 535             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Van Kampen Life           8.031686            10.319314               28.48%              93,488             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.031686               -19.68%              16,176            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Van Kampen Life           7.251893            9.051413                24.81%              20,874             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.251893               -27.48%               4,306            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------


                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.561367            9.897461                30.90%              17,687             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.561367               -24.39%               7,544             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.912879            10.038265               26.86%               2,847             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.912879               -20.87%               1,503             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.677402            9.411332                22.58%               2,546             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.677402               -23.23%               2,546             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.857834            10.200035               29.81%               6,378             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.857834               -21.42%               1,975             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.806581            9.457514                21.15%              14,870             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.806581               -21.93%               8,423             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         8.241495            11.402842               38.36%              12,072             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.241495               -17.59%               5,157             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.179604            10.377175               26.87%               2,274             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.179604               -18.20%               1,172             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.922989            9.709788                22.55%               2,562             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.922989               -20.77%               1,812             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.598478            10.876604               26.49%              41,411             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.598478               -14.02%              32,259             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.199070                1.99%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.666986            11.080168               44.52%               3,776             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.666986               -23.33%               3,560             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.512102            9.276719                23.49%                   0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.512102               -24.88%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.343929            9.900442                18.65%               4,438             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.343929               -16.56%               2,933             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.043954            10.057283               25.03%               1,127             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.043954               -19.56%               1,127             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.119551            9.877373                21.65%               1,961             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.119551               -18.80%               1,276             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.581547            11.459710               19.60%              12,723             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.581547                -4.18%               1,345             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.652603           10.925276                2.56%              15,203             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.652603                6.53%               9,901             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.164523            10.425297               27.69%              57,229             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.164523               -18.35%              30,777             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.422855            9.661426                30.16%              17,115             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.422855               -25.77%               6,509             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.702512            10.816363               40.43%              15,789             2003
   Portfolio: Service
   Class 2 R- Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.702512               -22.97%               9,723             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.608264            10.836992               25.89%              23,224             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.608264               -13.92%               9,082             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.551452            11.609925               35.77%              15,332             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.551452               -14.49%               6,840             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.465607            11.536990               54.54%               5,137             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.465607               -25.34%               1,525             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.480416            12.137097               62.25%               7,637             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.480416               -25.20%               6,879             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.715948           10.709351               -0.06%              35,775             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.715948                7.16%              17,640             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.881785            10.471187                5.96%              16,160             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.881785                -1.18%              18,983             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.480584            10.585351               11.65%             159,647             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.480584                -5.19%             168,373             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.986775            10.594686               17.89%             110,682             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.986775               -10.13%              54,937             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.541750            10.623053               24.37%              80,222             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.541750               -14.58%              39,149             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.191707            10.607956               29.50%              48,710             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.191707               -18.08%              38,212             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.741301           10.613949               -1.19%             119,753             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.807263           10.741301               -0.61%             124,683             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.623647           10.807263                1.73%              72,903             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.056265            10.066083               24.95%               6,324             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.056265               -19.44%               3,292             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.452579            11.153278               49.66%              16,247             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.452579               -25.47%               1,196             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.169139            9.438241                31.65%               2,634             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.169139               -28.31%               1,731             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.092082            10.895911               53.63%               4,491             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.092082               -29.08%               2,251             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.804846            10.777250               38.08%              21,102             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.804846               -21.95%              14,804             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.053628           12.169900               10.10%              32,363             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.499466           11.053628                5.28%              27,722             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.263086           10.499466                2.30%               8,541             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.154059               21.54%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.081227            9.499597                34.15%              16,397             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.081227               -29.19%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.452336            9.764932                31.03%               3,876             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.452336               -25.48%               2,612             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.299980            10.164432               22.46%                 628             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.299980               -17.00%                 422             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.800182            12.036021               22.81%                   0             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.800182                -2.00%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.857340           20.322303               87.18%                   0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.857340                8.57%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.978359                -0.22%               4,396             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.830605            10.049644               28.34%              48,900             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.830605               -21.69%              38,025             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.180467               41.80%              28,999             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.677386            10.770768               40.29%              29,267             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.677386               -23.23%              38,792             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.027393            9.967086                24.16%              13,001             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.027393               -19.73%               7,986             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.252549           11.795636               15.05%               9,845             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.252549                2.53%               1,991             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.092718                0.93%                 162             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.902270           16.072738               35.04%              47,501             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.216634           11.902270               -2.57%              41,922             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.327088           12.216634                7.85%               4,573             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.028951            10.310551               28.42%              38,871             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.028951               -19.71%              21,379             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.249419            9.043712                24.75%              17,932             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.249419               -27.51%              11,412             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.556209            9.880656                30.76%              16,162             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.556209               -24.44%               8,804             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.907483            10.021218               26.73%               1,836             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.907483               -20.93%                 260             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.672159            9.395337                22.46%               2,426             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.672159               -23.28%               1,522             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.852473            10.182701               29.68%                 304             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.852473               -21.48%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.801254            9.441441                21.02%               5,104             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.801254               -21.99%               3,741             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         8.235872            11.383477               38.22%               7,775             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.235872               -17.64%               2,024             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.174024            10.359545               26.74%               1,404             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.174024               -18.26%                 888             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.917585            9.693291                22.43%               1,716             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.917585               -20.82%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.592617            10.858142               26.37%              36,769             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.592617               -14.07%              16,754             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.192009                1.92%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.661747            11.061345               44.37%               1,718             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.661747               -23.38%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.506973            9.260971                23.36%                 185             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.506973               -24.93%                 185             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.338234            9.883619                18.53%               4,735             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.338234               -16.62%               2,834             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.038467            10.040204               24.90%                   0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.038467               -19.62%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.114008            9.860592                21.53%               3,768             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.114008               -18.86%               1,646             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.575028            11.440252               19.48%               4,480             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.575028                -4.25%                 444             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.645349           10.906708                2.46%              14,620             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.645349                6.45%               3,691             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.158949            10.407582               27.56%              46,470             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.158949               -18.41%              10,622             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.417784            9.645013                30.03%               9,356             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.417784               -25.82%                 361             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.697259            10.818256               40.53%               2,192             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.697259               -23.03%               5,767             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.602399            10.818595               25.76%              34,281             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.602399               -13.98%              12,571             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.545619            11.590198               35.63%              15,703             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.545619               -14.54%               4,362             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.460508            11.517386               54.38%               4,499             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.0000000          7.460508               -25.39%               1,880             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.475305            12.116476               62.09%               4,290             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.475305               -25.25%               4,890             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.708659           10.691166               -0.16%              45,709             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.708659                7.09%              33,203             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.872402            10.450593                5.86%                 693             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.872402                -1.28%                 672             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.471588            10.564539               11.54%              16,191             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.471588                -5.28%              10,204             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.978240            10.573837               17.77%              25,085             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.978240               -10.22%              59,028             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.533634            10.602160               24.24%              28,375             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.533634               -14.66%              22,385             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.183923            10.587104               29.36%               6,780             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.183923               -18.16%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.701197           10.563553               -1.29%               1,570             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.777889           10.701197               -0.71%               7,530             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.605632           10.777889                1.62%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.050768            10.048992               24.82%               4,251             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.050768               -19.49%                 659             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.445495            11.131364               49.50%               1,325             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.445495               -25.55%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.164247            9.422196                31.52%               2,388             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.164247               -28.36%                 813             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.087240            10.877427               53.48%               7,076             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.087240               -29.13%               3,158             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.799526            10.758954               37.94%              21,750             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.799526               -22.00%               7,664             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.012457           12.112226                9.99%              12,906             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.471032           11.012457                5.17%               4,068             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.245769           10.471032                2.20%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.145798               21.46%               3,424             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.076398            9.483473                34.02%              15,813             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.076398               -29.24%               3,798             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.447255            9.748341                30.90%               9,638             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.447255               -25.53%               2,380             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.294320            10.147167               22.34%               9,645             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.294320               -17.06%               4,041             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.793499            12.015569               22.69%                 822             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.793499                -2.07%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.849949           20.287839               86.99%                   0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.849949                8.50%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.971565                -0.28%                   0             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.825260            10.032576               28.21%              18,821             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.825260               -21.75%               7,509             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.170841               41.71%              14,981             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.672153            10.752496               40.15%              14,326             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.672153               -23.28%              15,897             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.021928            9.950172                24.04%              15,281             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.021928               -19.78%               6,833             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.245554           11.775598               14.93%              13,638             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.245554                2.46%               1,809             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.085843                0.86%               2,547             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.857917           15.996561               34.90%              14,458             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.183524           11.857917               -2.67%              12,053             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.307986           12.183528                7.74%               1,582             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.023481            10.293049               28.29%              41,688             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.023481               -19.77%              16,007             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.244473            9.028350                24.62%               8,313             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.244473               -27.56%               2,760             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.548472            9.855463                30.56%              29,822             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.548472               -24.52%              14,360            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AIM Variable Insurance    7.899382            9.995653                26.54%              26,123             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.899382               -21.01%               6,621            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AIM Variable Insurance    7.664296            9.371377                22.27%              40,322             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.664296               -23.36%              34,996            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         7.844425            10.156747               29.48%              31,787             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.844425               -21.56%               4,098            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         7.793257            9.417370                20.84%              28,448             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.793257               -22.07%              17,374            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   AllianceBernstein         8.227439            11.354465               38.01%              57,135             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.227439               -17.73%              19,683            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.165648            10.333122               26.54%              32,844             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.165648               -18.34%              19,225             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.909468            9.668571                22.24%              19,979             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.909468               -20.91%               5,898             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.583822            10.830458               26.17%              54,241             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.583822               -14.16%              18,124             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.181634                1.82%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.653887            11.033130               44.15%              13,555             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.653887               -23.46%               5,345             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.499266            9.237323                23.18%               3,530             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.499266               -25.01%               3,025             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.329690            9.858402                18.35%              85,101             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.329690               -16.70%              43,887             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.030234            10.014593               24.71%                 771             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.030234               -19.70%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.105694            9.835441                21.34%              11,778             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.105694               -18.94%               8,513             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.565241            11.411095               19.30%              49,461             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.565241                -4.35%              28,579             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.634467           10.878897                2.30%              88,483             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.634467                6.34%              30,838             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.150588            10.381042               27.37%              65,814             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.150588               -18.49%              26,086             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.410187            9.620415                29.83%              71,132             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.410187               -25.90%              41,119             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.689363            10.770473               40.07%              63,825             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.689363               -23.11%              21,093             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.593584            10.790997               25.57%              84,862             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.593584               -14.06%              27,508             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.536882            11.560663               35.42%              79,228             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.536882               -14.63%              50,813             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.452860            11.488020               54.14%              17,038             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.452860               -25.47%               3,243             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.467644            12.085590               61.84%               5,048             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.467644               -25.32%               3,214             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.697710           10.663894               -0.32%             109,725             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.697710                6.98%              73,002             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.858342            10.419761                5.69%              17,106             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.858342                -1.42%                 803             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.458089            10.533364               11.37%             115,160             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.458089                -5.42%              18,956             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.965450            10.542661               17.59%             120,867             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.965450               -10.35%              27,341             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.521461            10.570861               24.05%             111,565             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.521461               -14.79%             114,401             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.172252            10.555870               29.17%              69,494             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.172252               -18.28%              26,952             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.641254           10.488319               -1.44%              98,774             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.733926           10.641254               -0.86%             126,491             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.578635           10.733926                1.47%               9,851             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.042520            10.023361               24.63%              10,399             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.042520               -19.57%               3,200             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.434874            11.098513               49.28%               5,044             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.434874               -25.65%               1,851             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.156898            9.398171                31.32%              21,214             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.156898               -28.43%              10,001             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.079974            10.849698               53.24%              24,897             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.079974               -29.20%              15,868             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.791534            10.731531               37.73%              33,953             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.791534               -22.08%              14,391             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.950902           12.026120                9.82%              53,006             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.428441           10.950902                5.01%              33,045             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.219812           10.428441                2.04%               4,435             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.133402               21.33%                 259             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.069146            9.459291                33.81%              4,3854             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.069146               -29.31%              18,475             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.439624            9.723488                30.70%              12,788             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.439624               -25.60%               2,382             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.285818            10.121285               22.15%              42,971             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.285818               -17.14%              12,855             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.783484            11.984956               22.50%              24,682             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.783484                -2.17%               8,428             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.838849           20.236205               86.70%               3,991             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.838849                8.39%               1,958             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.961375                -0.39%                   0             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.817234            10.006978               28.01%              65,949             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.817234               -21.83%              31,980             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.156384               41.56%              32,179             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.664287            10.725062               39.94%              74,896             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.664287               -23.36%              60,032             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.013709            9.924810                23.85%              60,761             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.013709               -19.86%              22,674             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.235088           11.745598               14.76%              21,998             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.235088                2.35%               8,358             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.075530                0.76%                 284             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.791634           15.882868               34.70%              32,022             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.133966           11.791634               -2.82%              24,598             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.279333           12.133966                7.58%              15,345             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.015255            10.266792               28.09%             167,969             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.015255               -19.85%              55,721             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.237040            9.005321                24.43%              36,831             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.237040               -27.63%               9,703             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.545883            9.847048                30.50%              77,987             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.545883               -24.54%              21,567             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.896677            9.987151                26.47%               5,883             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.896677               -21.03%               5,002             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.661669            9.363375                22.21%              14,460             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.661669               -23.38%               1,022             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.841748            10.148088               29.41%              24,706             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.841748               -21.58%               7,370             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.790587            9.409333                20.78%              33,030             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.790587               -22.09%              10,930             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         8.224622            11.344786               37.94%              62,026             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.224622               -17.75%              14,393             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.162862            10.324332               26.48%             113,229             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.162862               -18.37%              39,194             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.906765            9.660328                22.18%              19,847             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.906765               -20.93%               9,922             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.580888            10.821232               26.11%              46,962             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.580888               -14.19%              23,868             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.178146                1.78%               5,697             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.651269            11.023728               44.08%               8,083             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.651269               -23.49%               2,409             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.496707            9.229468                23.11%              14,752             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.496707               -25.03%                 878             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.326847            9.850014                18.29%              21,785             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.326847               -16.73%               7,316             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.027486            10.006067               24.65%               4,526             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.027486               -19.73%                  12             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.102923            9.827076                21.28%              13,176             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.102923               -18.97%                 197             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.561965            11.401374               19.24%             116,891             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.561965                -4.38%               8,288             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.630846           10.869642                2.25%             109,289             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.630846                6.31%              38,232             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.147807            10.372211               27.30%             159,633             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.147807               -18.52%              44,512             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.407642            9.612209                29.76%              46,815             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.407642               -25.92%               9,254             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.686734            10.761298               40.00%              37,997             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.686734               -23.13%              14,269             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.590655            10.781824               25.51%              97,137             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.590655               -14.09%              26,192             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.533965            11.550829               35.35%              70,217             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.533965               -14.66%              12,870             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.450311            11.478248               54.06%              15,181             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.450311               -25.50%               5,355             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.465081            12.075292               61.76%                   0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.465081               -25.35%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.694067           10.654825               -0.37%             254,592             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.694067                6.94%             115,136             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.853651            10.409473                5.64%              94,268             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.853651                -1.46%              20,599             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.453586            10.522984               11.31%             147,689             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.453586                -5.46%              27,595             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.961185            10.532259               17.53%             389,888             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.961185               -10.39%              60,567             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.517407            10.560445               23.99%             150,152             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.517407               -14.83%              34,071             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.168360            10.545460               29.10%              48,527             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.168360               -18.32%              17,779             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.621324           10.463331               -1.49%             165,079             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.719296           10.621324               -0.91%              36,133             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.039774            10.014832               24.57%              20,439             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.039774               -19.60%              15,237             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.431326            11.087571               49.20%               2,757             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.431326               -25.69%                 197             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.154448            9.390155                31.25%              28,197             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.154448               -28.46%              10,919             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.077550            10.840451               53.17%              28,363             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.077550               -29.22%              13,218             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.788869            10.722387               37.66%              29,384             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.788869               -22.11%              10,332             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.930457           11.997543                9.76%              28,810             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.414287           10.930457                4.96%               2,318             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.129267               21.29%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.066726            9.451227                33.74%              34,348             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.066726               -29.33%              22,049             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.437071            9.715198                30.63%              20,070             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.437071               -25.63%               2,688             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.282982            10.112649               22.09%              14,550             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.282982               -17.17%              10,756             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.780134            11.974739               22.44%               5,946             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.780134                -2.20%               2,285             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.835149           20.218999               86.61%               7,292             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.835149                8.35%                 960             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.957976                -0.42%              24,306             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.814562            9.998459                27.955              53,626             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.814562               -21.85%              35,276             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.151574               41.52%              31,802             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.661661            10.715916               39.86%              72,715             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.661661               -23.38%              40,650             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.010966            9.916349                23.78%             116,691             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.010966               -19.89%              29,274             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.231592           11.735589               14.70%              52,234             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.231592                2.32%               4,725             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.072087                0.72%                   0             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.769601           15.845095               34.63%              35,681             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.117487           11.769601               -2.87%              11,169             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.012517            10.258038               28.03%             174,095             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.012517               -19.87%              78,867             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.234568            8.997670                24.37%              30,514             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.234568               -27.65%              11,276             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.543306            9.838668                30.43%              16,885            2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.543306               -24.57%               1,446            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   AIM Variable Insurance    7.893969            9.978630                26.41%               2,737            2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.893969               -21.06%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   AIM Variable Insurance    7.659053            9.355406                22.15%                 548            2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.659053               -23.41%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   AllianceBernstein         7.839063            10.139444               29.35%               1,707            2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.839063               -21.61%                 454            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   AllianceBernstein         7.787917            9.401321                20.72%                   0            2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.787917               -22.12%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   AllianceBernstein         8.221811            11.335140               37.87%               8,362            2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.221811               -17.78%               1,611            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          8.160070            10.315523               26.41%               1,578            2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.160070               -18.40%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          7.904063            9.652098                22.12%                 784            2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.904063               -20.96%                 375            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.577952            10.812011               26.04%               6,528            2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.577952               -14.22%               3,019            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          10.000000           10.174656                1.75%                   0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Dreyfus Investment        7.648657            11.014353               44.00%               3,322            2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.648657               -23.51%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Dreyfus Socially      7.494141            9.221596                23.05%                 659            2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.494141               -25.06%                 659            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Dreyfus Variable          8.323994            9.841621                18.23%                 521            2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.323994               -16.76%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Federated Insurance       8.024743            9.997537                24.58%                   0            2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.024743               -19.75%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Federated Insurance       8.100155            9.818699                21.22%                   0            2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.100155               -19.00%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Federated Insurance       9.558703            11.391667               19.18%              15,633            2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.558703                -4.41%               5,571            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Federated Insurance       10.627205           10.860369                2.19%              14,046            2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           10.627205                6.27%               5,503            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.145012            10.363360               27.24%               3,826            2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.145012               -18.55%                 844            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP Growth       7.405111            9.604032                29.69%                   0            2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.405111               -25.95%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP Overseas     7.684104            10.752130               39.93%               2,554            2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.684104               -23.16%                 619            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP II           8.587714            10.772650               25.44%               3,742            2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.587714               -14.12%               2,447            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP III Mid      8.531037            11.540962               35.28%               2,543            2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.531037               -14.69%               1,988            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP III Value    7.447769            11.468492               53.99%               5,109            2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.447769               -25.52%               2,167            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        7.462526            12.065018               61.67%                   0            2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.462526               -25.37%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        10.690409           10.645737               -0.42%               6,684            2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           10.690409                6.90%               5,052            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        9.848954            10.399210                5.59%               5,850            2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.848954                -1.51%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        9.449094            10.512612               11.26%              33,336            2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.449094                -5.51%               5,735            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.956898            10.521843               17.47%              53,083            2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.956898               -10.43%              35,153            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.513348            10.550021               23.92%              62,162            2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.513348               -14.87%              21,275            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.164471            10.535072               29.04%               2,930            2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.164471               -18.36%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        10.601417           10.438388               -1.54%               8,932            2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.704673           10.601417               -0.96%              19,758            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.037019            10.006291               24.50%                   0            2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.037019               -19.63%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT U.S.   7.427795            11.076660               49.12%               1,782            2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.427795               -25.72%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Cap       7.151998            9.382149                31.18%                 707            2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.151998               -28.48%                 707            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Cap       7.075123            10.831199               53.09%               3,883            2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.075123               -29.25%                 730            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Company   7.786208            10.713255               37.59%               1,882            2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.786208               -22.14%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Van Kampen GVIT      10.909995           11.968967                9.71%                   0            2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.400105           10.909995                4.90%               1,301            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      10.000000           12.125134               21.25%                   0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   MFS Variable Insurance    7.064298            9.443166                33.67%                 437            2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.064298               -29.36%                 430            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.434528            9.706922                30.57%               2,289            2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.434528               -25.65%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   MFS Variable Insurance    8.280156            10.104053               22.03%               8,810            2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.280156               -17.20%                 821            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      9.776798            11.964550               22.38%               1,169            2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.776798                -2.23%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      10.831452           20.201815               86.51%               1,254            2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           10.831452                8.31%               1,398            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      10.000000           9.954572                -0.45%                   0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      7.811891            9.989929                27.88%               5,899            2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.811891               -21.88%               4,704            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      10.000000           14.146751               41.47%               1,890            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      7.659046            10.706812               39.79%               4,482            2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.659046               -23.41%               1,272            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      8.008223            9.907898                23.72%               4,220            2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.008223               -19.92%               1,578            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.228100           11.725595               14.64%               6,581            2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           10.228100                2.28%               3,118            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Universal             10.000000           10.068654                0.69%                   0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Universal             11.747604           15.807420               34.56%               1,168            2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             12.101019           11.747604               -2.92%               1,455            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Van Kampen Life           8.009776            10.249304               27.96%              23,088            2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.009776               -19.90%               6,858            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Van Kampen Life           7.232100            8.990005                24.31%               2,940            2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.232100               -27.68%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.540721            9.830267                30.36%              28,195             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.540721               -24.59%              10,461             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.891275            9.970137                26.34%              16,610             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.891275               -21.09%               5,362             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AIM Variable Insurance    7.656429            9.347431                22.09%               9,007             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.656429               -23.44%               8,623             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.836368            10.130798               29.28%              22,317             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.836368               -21.64%               8,091             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         7.785253            9.393301                20.66%              10,408             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.785253               -22.15%               2,852             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   AllianceBernstein         8.219004            11.325471               37.80%              26,562             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.219004               -17.81%               7,207             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.157272            10.306740               26.35%              40,776             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.157272               -18.43%              34,835             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.901352            9.643868                22.05%              22,250             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.901352               -20.99%               8,645             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.575017            10.802795               25.98%              40,135             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.575017               -14.25%              19,017             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.171166                1.71%               5,144             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.646034            11.004958               43.93%              23,857             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.646034               -23.54%               9,823             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.491578            9.213738                22.99%                 306             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.491578               -25.08%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          8.321157            9.833241                18.17%              27,542             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.321157               -16.79%              12,696             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.021996            9.989022                24.52%               8,967             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.021996               -19.78%                 148             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       8.097385            9.810334                21.15%              16,125             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.097385               -19.03%              10,868             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       9.555433            11.381963               19.12%              24,262             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.555433                -4.45%               9,104             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       10.623577           10.851113                2.14%              80,316             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.623577                6.24%              19,313             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              8.142232            10.354539               27.17%              79,318             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.142232               -18.58%              18,683             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       7.402571            9.595821                29.63%              52,196             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.402571               -25.97%               9,819             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.681468            10.742951               39.86%              53,763             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.681468               -23.19%              19,972             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           8.584775            10.763461               25.38%              84,764             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.584775               -14.15%              32,481             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Mid      8.528123            11.531137               35.21%              43,603             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.528123               -14.72%              18,586             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.445212            11.458711               53.91%              11,084             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.445212               -25.55%               7,274             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.459964            12.054715               61.59%                  73             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.459964               -25.40%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.686757           10.636661               -0.47%             128,011             2003
   Government Bond Fund:
   Class II - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.686757                6.87%              53,718             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.844280            10.388956                5.53%              38,879             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.844280                -1.56%              36,403             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.444587            10.502231               11.20%             178,115             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.444587                -5.55%               9,120             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.952638            10.511469               17.41%             280,231             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.952638               -10.47%              82,019             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.509285            10.539613               23.86%             235,385             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.509285               -14.91%              56,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.160577            10.524667               28.97%              45,921             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.160577               -18.39%              17,097             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.581548           10.413500               -1.59%              59,044             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.690073           10.581548               -1.02%              73,805             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.551662           10.690073                1.31%              27,635             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.034266            9.997761                24.44%              23,164             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.034266               -19.66%               4,482             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.424251            11.065737               49.05%                   0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.424251               -25.76%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.149551            9.374164                31.12%               7,122             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.149551               -28.50%                 963             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       7.072698            10.821970               53.01%              19,196             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.072698               -29.27%               7,771             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   7.783546            10.704139               37.52%              35,835             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.783546               -22.16%              16,298             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.889602           11.940484                9.65%              42,667             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.385975           10.889602                4.85%              22,426             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.193887           10.385975                1.88%               3,062             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.121002               21.21%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    7.061880            9.435109                33.61%              18,677             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.061880               -29.38%               6,800             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.431983            9.698648                30.50%              16,378             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.431983               -25.68%               9,601             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   MFS Variable Insurance    8.277320            10.095440               21.97%              24,952             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.277320               -17.23%               4,789             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.773460            11.954360               22.31%               9,796             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.773460                -2.27%               4,787             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.827752           20.184630               86.42%               7,739             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.827752                8.28%                 128             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.951175                -0.49%               1,653             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.809211            9.981409                27.82%              37,739             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.809211               -21.91%              10,529             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.141920               41.42%              29,464             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.656425            10.697671               39.72%              59,364             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.656425               -23.44%              44,236             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      8.005485            9.899464                23.66%              58,282             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.005485               -19.95%              26,587             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.224613           11.715605               14.58%              15,337             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.224613                2.25%              12,667             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             10.000000           10.065212                0.65%                   0             2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.725612           15.769776               34.49%              35,700             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.084542           11.725612               -2.97%              20,960             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.250727           12.084542                7.41%               4,118             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           8.007035            10.240568               27.89%             132,180             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.007035               -19.93%              72,685             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Kampen Life           7.229617            8.982332                24.24%              36,121             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.229617               -27.70%              15,015             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.30%)

   (Variable account charges of 2.30% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.535552            9.813505               30.23%                    0             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.535552              -24.64%                  148            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.885861            9.953115               26.21%                    0             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.885861              -21.14%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.651182            9.331492               21.96%                    0             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.651182              -23.49%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.831003            10.113517              29.15%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.831003              -21.69%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.779924            9.377290               20.53%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.779924              -22.20%                  142            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.213369            11.306166              37.66%                    0             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.213369              -17.87%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.895940            9.627426               21.93%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.895940              -21.04%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.569145            10.784384              25.85%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.569145              -14.31%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.164185               1.64%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.640797            10.986196              43.78%                    0             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.640797              -23.59%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.486443            9.198025               22.86%                    0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.486443              -25.14%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.016505            9.971985               24.39%                    0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.016505              -19.83%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.091836            9.793596               21.03%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.091836              -19.08%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.548902            11.362554              18.99%                    0             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.548902               -4.51%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.616316           10.832604               2.04%                    0             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.616316               6.16%                  104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     8.136651            10.336875              27.04%                    0             2003
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.136651              -18.63%                  273            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.397503            9.579469               29.50%                    0             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.397503              -26.02%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.676209            10.724638              39.71%                    0             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.676209              -23.24%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.578899            10.745100              25.25%                    0             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.578899              -14.21%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.522275            11.511456              35.07%                    0             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.522275              -14.78%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.440111            11.439161              53.75%                    0             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.440111              -25.60%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.358141            11.168941              33.63%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.358141              -16.42%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.679453           10.618526              -0.57%                    0             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.679453               6.79%                  103            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.834893            10.368446               5.43%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.834893               -1.65%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.435592            10.481507              11.08%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.435592               -5.64%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.944105            10.490717              17.29%                    0             2003
   Investor Destinations
   Moderate Fund Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.944105              -10.56%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.501179            10.518812              23.73%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.501179              -14.99%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.152785            10.503871              28.84%                    0             2003
   Investor Destinations
   Aggressive Fund Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.152785              -18.47%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.368156           10.193063              -1.69%                    0             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.485212           10.368156              -1.12%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.028769            9.980710               24.31%                    0             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.028769              -19.71%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.417157            11.043878              48.90%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.417157              -25.83%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.144648            9.358176               30.98%                    0             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.144648              -28.55%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.067849            10.803521              52.85%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.067849              -29.32%                  236            2002*
   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.778206            10.685877              37.38%                    0             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.778206              -22.22%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.091439           12.149377               9.54%                    0             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.589296           11.091439               4.74%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.112736              21.13%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.057034            9.419021               33.47%                    0             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.057034              -29.43%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.426885            9.682109               30.37%                    0             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.426885              -25.73%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.271648            10.078220              21.84%                    0             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.271648              -17.28%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.766771            11.933972              22.19%                    0             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.766771               -2.33%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.820343           20.150260              86.23%                    0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.820343               8.20%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.944366               -0.56%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.803857            9.964379               27.69%                    0             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.803857              -21.96%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.132292              41.32%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.651177            10.679431              39.58%                    0             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.651177              -23.49%                  144            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.999995            9.882567               23.53%                    0             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.999995              -20.00%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.217611           11.695632              14.47%                    0             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.217611               2.18%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.058336               0.58%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             12.623544           16.960067              34.35%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.023285           12.623544              -3.07%                   44             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           8.001551            10.223098              27.76%                    0             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.001551              -19.98%                   69            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.224658            8.967004               24.12%                    0             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.224658              -27.75%                   76            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 2.35%)

   (Variable account charges of 2.35% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.532973            9.805131               30.16%                    0             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.532973              -24.67%                2,414            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.883162            9.944623               26.15%                  980             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.883162              -21.17%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.648550            9.323503               21.90%                  502             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.648550              -23.51%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.828325            10.104889              29.08%                3,718             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.828325              -21.72%                  608            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.777256            9.369275               20.47%                1,042             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.777256              -22.23%                  763            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.210561            11.296524              37.59%                5,689             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.210561              -17.89%                3,406            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.893238            9.619214               21.87%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.893238              -21.07%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.566206            10.775167              25.79%                7,792             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.566206              -14.34%                6,140            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.160693               1.61%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.638167            10.976810              43.71%                    0             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.638167              -23.62%                1,958            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.483868            9.190166               22.80%                    0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.483868              -25.16%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.312603            9.808082               17.99%                1,669             2003
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.312603              -16.87%                  725            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.013756            9.963469               24.33%                6,332             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.013756              -19.86%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.089064            9.785229               20.97%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.089064              -19.11%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.545638            11.352870              18.93%                3,440             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.545638               -4.54%                3,270            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.612679           10.823352               1.99%                3,295             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.612679               6.13%                3,124            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     8.133860            10.328044              26.98%                2,999             2003
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.133860              -18.66%                  766            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.394955            9.571272               29.43%                  521             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.394955              -26.05%                  184            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.673577            10.715484              39.64%                3,136             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.673577              -23.26%                1,046            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.575959            10.735927              25.19%                7,504             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.575959              -14.24%                4,984            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.519364            11.501646              35.01%                  466             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.519364              -14.81%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.437557            11.429411              53.67%                  784             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.437557              -25.62%                  194            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.354139            11.157887              33.56%                5,378             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.354139              -16.46%                2,532            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.675806           10.609459              -0.62%                3,717             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.675806               6.76%                1,623            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.830211            10.358212               5.37%                  719             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.830211               -1.70%                  719            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.431089            10.471145              11.03%                  559             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.431089               -5.69%                  559            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.939839            10.480363              17.23%               24,709             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.939839              -10.60%               10,566            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.497120            10.508428              23.67%                3,410             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.497120              -15.03%                2,481            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.148907            10.493512              28.77%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.148907              -18.51%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.352242           10.172211              -1.74%                1,363             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.474480           10.352242              -1.17%                1,915             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.026012            9.972184               24.25%                    0             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.026012              -19.74%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.413615            11.032957              48.82%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.413615              -25.86%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.142194            9.350174               30.91%                3,646             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.142194              -28.58%                1,000            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.065428            10.794291              52.78%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.065428              -29.35%                3,008            2002*
   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.775543            10.676740              37.31%                    0             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.775543              -22.24%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.074752           12.124897               9.48%                3,474             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.578774           11.074752               4.69%                3,529             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.108597              21.09%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.054611            9.410973               33.40%                  877             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.054611              -29.45%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.424347            9.673853               30.30%                1,669             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.424347              -25.76%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.268815            10.069601              21.78%                8,350             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.268815              -17.31%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.763428            11.923792              22.13%                    0             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.763428               -2.37%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.816640           20.133078              86.13%                2,576             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.816640               8.17%                2,262            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.940968               -0.59%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.801186            9.955876               27.62%                    0             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.801186              -21.99%                  190            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.127467              41.27%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.648552            10.670314              39.51%                2,673             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.648552              -23.51%                2,673            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.997251            9.874121               23.47%                1,249             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.997251              -20.03%                  446            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.214119           11.685636              14.41%                1,508             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.214119               2.14%                2,696            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.054892               0.55%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             12.604542           16.925889              34.28%                2,198             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.010337           12.604542              -3.12%                1,704             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.998800            10.214363              27.70%               10,074             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.998800              -20.01%                2,676            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.222181            8.959366               24.05%                2,684             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.222181              -27.78%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 2.45%)

   (Variable account charges of 2.45% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.527798            9.788373               30.03%                  496             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.527798              -24.72%                1,621            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.877752            9.927640               26.02%                1,148             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.877752              -21.22%                  920            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.643303            9.307580               21.77%                5,254             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.643303              -23.57%                  175            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.822950            10.087626              28.95%                3,482             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.822950              -21.77%                3,686            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.771908            9.353260               20.35%                3,334             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.771908              -22.28%                  810            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.204925            11.277231              37.44%                4,031             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.204925              -17.95%                3,436            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.143300            10.262811              26.03%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.143300              -18.57%                1,511            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.887819            9.602768               21.74%                  791             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.887819              -21.12%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.560331            10.756766              25.66%                9,410             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.560331              -14.40%                5,357            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.153708               1.54%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.632929            10.958062              43.56%                  880             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.632929              -23.67%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.478729            9.174454               22.67%                2,452             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.478729              -25.21%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.306902            9.791334               17.87%                8,344             2003
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.306902              -16.93%                2,615            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.008252            9.946445               24.20%                    0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.008252              -19.92%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.083513            9.768519               20.84%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.083513              -19.16%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.539092            11.333478              18.81%                3,103             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.539092               -4.61%                  309            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.605424           10.804882               1.88%                5,808             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.605424               6.05%                2,279            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     8.128283            10.310412              26.85%                8,919             2003
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.128283              -18.72%                5,871            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.389888            9.554944               29.30%               13,477             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.389888              -26.10%                5,114            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.668310            10.697177              39.50%               10,100             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.668310              -23.32%                5,729            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.570074            10.717590              25.06%                2,994             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.570074              -14.30%                1,724            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.513529            11.482020              34.87%                5,437             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.513529              -14.86%                  870            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.432455            11.409892              53.51%                    0             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.432455              -25.68%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.346160            11.135833              33.42%                  297             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.346160              -16.54%                  234            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.668496           10.591340              -0.72%               12,212             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.668496               6.68%                6,587            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.820822            10.337721               5.26%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.820822               -1.79%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.422084            10.450438              10.91%                8,164             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.422084               -5.78%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.931301            10.459641              17.11%               10,137             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.931301              -10.69%               11,956            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.489003            10.487635              23.54%                7,987             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.489003              -15.11%                7,400            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.141111            10.472747              28.64%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.141111              -18.59%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.320468           10.130604              -1.84%               18,058             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.453036           10.320468              -1.27%                3,871             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.020502            9.955165               24.12%                2,269             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.020502              -19.79%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.406529            11.011152              48.67%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.406529              -25.93%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.137294            9.334201               30.78%                  751             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.137294              -28.63%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.060569            10.775863              52.62%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.060569              -29.39%                    0            2002*
   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.770193            10.658504              37.17%                6,902             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.770193              -22.30%                3,652            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.041436           12.076034               9.37%                9,935             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.557755           11.041436               4.58%                4,991             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.100319              21.00%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.049775            9.394902               33.27%                3,589             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.049775              -29.50%                2,336            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.419244            9.657308               30.17%                1,356             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.419244              -25.81%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.263142            10.052390              21.65%                2,808             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.263142              -17.37%                1,486            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.756729            11.903418              22.00%                2,430             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.756729               -2.43%                  919            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.809240           20.098749              85.94%                    0             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.809240               8.09%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.934163               -0.66%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.795829            9.938872               27.49%                1,209             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.795829              -22.04%                1,141            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.117809              41.18%                  776            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.643307            10.652102              39.37%                8,083             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.643307              -23.57%                4,149            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.991770            9.857255               23.34%                1,329             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.991770              -20.08%                1,630            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.207132           11.665693              14.29%                4,391             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.207132               2.07%                   99            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.047999               0.48%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             12.566590           16.857666              34.15%                1,848             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.984466           12.566590              -3.22%                  387             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.993314            10.196921              27.57%               13,340             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.993314              -20.07%                7,259            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.217224            8.944056               23.93%                3,074             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.217224              -27.83%                  133            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 2.50%)

   (Variable account charges of 2.50% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.525223            9.780014               29.96%               15,072             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.525223              -24.75%                7,133            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.875043            9.919143               25.96%                2,382             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.875043              -21.25%                2,382            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.640681            9.299621               21.71%                  607             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.640681              -23.59%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.820269            10.078999              28.88%                  592             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.820269              -21.80%                  342            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.769240            9.345255               20.29%                3,513             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.769240              -22.31%                2,746            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.202098            11.267569              37.37%                9,207             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.202098              -17.98%                8,103            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.140498            10.254022              25.96%                3,661             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.140498              -18.60%                1,135            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.885111            9.594563               21.68%                5,020             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.885111              -21.15%                5,020            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.557390            10.747559              25.59%                2,403             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.557390              -14.43%                  859            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.150214               1.50%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.630309            10.948693              43.49%                    0             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.630309              -23.70%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.476165            9.166621               22.61%                    0             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.476165              -25.24%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.304046            9.782951               17.81%                5,031             2003
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.304046              -16.96%                  432            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.005505            9.937941               24.14%                    0             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.005505              -19.94%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.080741            9.760173               20.78%                    0             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.080741              -19.19%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.535831            11.323791              18.75%               23,255             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.535831               -4.64%                1,411            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.601791           10.795632               1.83%                9,559             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.601791               6.02%                7,948            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     8.125501            10.301602              26.78%               22,350             2003
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.125501              -18.74%               13,570            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.387350            9.546768               29.23%                6,767             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.387350              -26.13%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.665671            10.688034              39.43%                6,483             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.665671              -23.34%                1,923            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.567134            10.708433              24.99%                6,358             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.567134              -14.33%                3,069            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.510607            11.472200              34.80%                5,955             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.510607              -14.89%                2,430            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.429905            11.400144              53.44%                  416             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.429905              -25.70%                  134            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.342171            11.124812              33.36%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.342171              -16.58%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.664836           10.582272              -0.77%               36,119             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.664836               6.65%               27,544            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.816143            10.327495               5.21%                2,786             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.816143               -1.84%                  216            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.417585            10.440096              10.86%               52,799             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.417585               -5.82%                4,424            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.927038            10.449286              17.05%               63,745             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.927038              -10.73%               22,951            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.484943            10.477261              23.48%               11,519             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.484943              -15.15%                3,429            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.137219            10.462383              28.57%                  952             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.137219              -18.63%                  309            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.304607           10.109852              -1.89%                    0             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.442324           10.304607              -1.32%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.017753            9.946644               24.06%               58,699             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.017753              -19.82%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.402990            11.000264              48.59%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.402990              -25.97%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.134833            9.326208               30.71%                    0             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.134833              -28.65%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.058153            10.766661              52.54%                    0             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.058153              -29.42%                    0            2002*
   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.767539            10.649396              37.10%                5,650             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.767539              -22.32%                1,336            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.024795           12.051654               9.31%                2,819             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.547250           11.024795               4.53%                2,107             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.096180              20.96%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.047349            9.386863               33.20%                7,004             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.047349              -29.53%                4,943            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.416705            9.649072               30.10%                6,193             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.416705              -25.83%                5,472            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.260300            10.043805              21.59%                  496             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.260300              -17.40%                  285            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.753383            11.893244              21.94%                1,694             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.753383               -2.47%                1,184            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.805535           20.081591              85.85%                  760             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.805535               8.06%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.930759               -0.69%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.793155            9.930383               27.42%               26,104             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.793155              -22.07%               12,939            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.112985              41.13%                  641            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.640679            10.642987              39.29%                4,438             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.640679              -23.59%                3,361            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.989027            9.848839               23.28%                  504             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.989027              -20.11%                  290            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.203629           11.655718              14.23%                  463             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.203629               2.04%                  278            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.044557               0.45%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             12.547646           16.823646              34.08%                1,554             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.971541           12.547646              -3.27%                  365             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.990572            10.188193              27.50%               10,708             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.990572              -20.09%                6,787            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.214745            8.936402               23.86%                1,837             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.214745              -27.85%                1,035            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 2.60%)

   (Variable account charges of 2.60% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.520041            9.763279               29.83%               14,577             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.520041              -24.80%                5,141            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.869633            9.902184               25.83%                  436             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.869633              -21.30%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    7.635425            9.283703               21.59%                1,814             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.635425              -23.65%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.814888            10.061764              28.75%               11,270             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.814888              -21.85%                3,866            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         7.763904            9.329269               20.16%                6,705             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.763904              -22.36%                2,017            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         8.196472            11.248319              37.23%                8,183             2003
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.196472              -18.04%                4,166            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.134905            10.236483              25.83%                7,151             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.134905              -18.65%                2,646            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.879686            9.578139               21.55%                1,109             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.879686              -21.20%                  711            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.551515            10.729181              25.47%               10,844             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.551515              -14.48%                5,161            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.143226               1.43%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.625057            10.929967              43.34%                4,409             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.625057              -23.75%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.471019            9.150933               22.49%                1,801             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.471019              -25.29%                1,586            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          8.298337            9.766205               17.69%                1,711             2003
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.298337              -17.02%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.000004            9.920940               24.01%                  431             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.000004              -20.00%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       8.075185            9.743470               20.66%                1,299             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.075185              -19.25%                1,187            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       9.529281            11.304421              18.63%                5,707             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.529281               -4.71%                1,229            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.594526           10.777176               1.72%               51,299             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.594526               5.95%               15,448            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     8.119907            10.283965              26.65%               33,317             2003
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.119907              -18.80%                7,877            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       7.382277            9.530442               29.10%               11,258             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.382277              -26.18%                3,952            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.660402            10.669744              39.28%                7,578             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.660402              -23.40%                3,360            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           8.561243            10.690098              24.87%               12,549             2003
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.561243              -14.39%                4,850            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      8.504756            11.452567              34.66%                5,058             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.504756              -14.95%                2,270            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.424796            11.380652              53.28%                1,530             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.424796              -25.75%                  933            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.334185            11.102767              33.22%                5,843             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.334185              -16.66%                1,425            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.657530           10.564180              -0.88%               37,745             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.657530               6.58%                9,041            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.806753            10.307043               5.10%                2,707             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.806753               -1.93%                1,598            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.408587            10.419429              10.74%               37,367             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.408587               -5.91%                6,487            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.918491            10.428587              16.93%                5,531             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.918491              -10.82%                9,783            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.476822            10.456505              23.35%               48,265             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.476822              -15.23%               19,707            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.129430            10.441660              28.44%               54,243             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.129430              -18.71%               12,165            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.272935           10.068438              -1.99%                6,802             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.420914           10.272935              -1.42%                7,648             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.012236            9.929630               23.93%                1,528             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.012236              -19.88%                  267            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.395900            10.978492              48.44%                4,431             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.395900              -26.04%                  185            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.129924            9.310242               30.58%                2,531             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.129924              -28.70%                  794            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       7.053294            10.748227              52.39%                1,893             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.053294              -29.47%                1,116            2002*
   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   7.762200            10.631185              36.96%                8,038             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.762200              -22.38%                2,581            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      10.991542           12.002989               9.20%               10,759             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.526229           10.991542               4.42%                3,218             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.087900              20.88%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.042502            9.370807               33.06%               11,169             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.042502              -29.57%                4,543            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    7.411596            9.632549               29.97%                  519             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.411596              -25.88%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    8.254632            10.026621              21.47%                2,731             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.254632              -17.45%                1,440            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.746695            11.872908              21.81%                  451             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.746695               -2.53%                  104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.798121           20.047310              85.66%                1,468             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.798121               7.98%                  125            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.923954               -0.76%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.787798            9.913389               27.29%               13,472             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.787798              -22.12%                5,112            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.103333              41.03%                5,448            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.635426            10.624772              39.15%                6,577             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.635426              -23.65%                5,395            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.983535            9.831982               23.15%                7,774             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.983535              -20.16%                2,517            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.196640           11.635803              14.11%                3,464             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.196640               1.97%                2,388            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.037664               0.38%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             12.509832           16.755761              33.94%                3,078             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.945724           12.509832              -3.37%                  719             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.985083            10.170769              27.37%               34,710             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.985083              -20.15%               11,619            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           7.209786            8.921107               23.74%                  647             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.209786              -27.90%                  597            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 3.10%)

   (Variable account charges of 3.10% of the daily net assets of the variable account)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.965843               9.66%                    0            2003*
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.822107               8.22%                    0            2003*
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance    10.000000           10.704093               7.04%                    0            2003*
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           10.839449               8.39%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           10.466609               4.67%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein         10.000000           11.350679              13.51%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.994633               9.95%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.592664               5.93%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           11.059165              10.59%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.108243               1.08%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        10.000000           11.605884              16.06%                    0            2003*
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      10.000000           10.792074               7.92%                    0            2003*
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          10.000000           10.726583               7.27%                    0            2003*
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           11.151270              11.51%                    0            2003*
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           10.856494               8.56%                    0            2003*
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           10.432342               4.32%                    0            2003*
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       10.000000           9.930179               -0.70%                    0            2003*
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -     10.000000           11.096389              10.96%                    0            2003*
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       10.000000           10.800946               8.01%                    0            2003*
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     10.000000           11.307956              13.08%                    0            2003*
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.849337               8.49%                    0            2003*
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid      10.000000           11.346867              13.47%                    0            2003*
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    10.000000           11.013872              10.14%                    0            2003*
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.294237            10.992914              32.54%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           9.856597               -1.43%                    0            2003*
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.759835            10.205081               4.56%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.363565            10.316361              10.18%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.875804            10.325427              16.33%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.436235            10.353079              22.72%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.090483            10.338360              27.78%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.784642            9.540636               -2.49%                    0             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           10.783827               7.84%                    0            2003*
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.360461            10.869911              47.68%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       10.000000           10.603676               6.04%                    0            2003*
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       10.000000           11.486057              14.86%                    0            2003*
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   10.000000           11.016506              10.17%                    0            2003*
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      10.499652           11.406987               8.64%                    0             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.046455              20.46%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           10.747313               7.47%                    0            2003*
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           10.554457               5.54%                    0            2003*
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance    10.000000           11.078335              10.78%                    0            2003*
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           10.961226               9.61%                    0            2003*
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           10.712906               7.13%                    0            2003*
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.889863               -1.10%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.841936               8.42%                    0            2003*
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.055012              40.55%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           11.391594              13.92%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.829125               8.29%                    0            2003*
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           10.303444               3.03%                    0            2003*
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.000000           10.008669               0.09%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             10.197928           13.589150              33.25%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           10.000000           10.895591               8.96%                    0            2003*
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life           10.000000           10.629113               6.29%                    0            2003*
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH CONTRACTS ISSUED PRIOR TO MAY 1, 2002 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

                        NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                  The date of this prospectus is May 1, 2004.
--------------------------------------------------------------------------------
THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 29. For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:
                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.bestofamerica.com.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II
DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o     VIP III Value Strategies Portfolio: Service Class


GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I*
o    Dreyfus GVIT International Value Fund: Class III+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT Nationwide(R)Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+

o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o    Oppenheimer Main Street(R) Fund/VA: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    U.S. Real Estate Portfolio: Class I
VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A
o    Small Company Opportunity Fund: Class A


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:


CREDIT SUISSE TRUST
o    Large Cap Value Portfolio
VICTORY VARIABLE INSURANCE FUNDS
o    Investment Quality Bond Fund: Class A


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+
VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+
JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I
CREDIT SUISSE TRUST
o    Global Post-Venture Capital Portfolio
o    International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Initial Class


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

THE CONTRACT IN GENERAL
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions

RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES
The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................   7%    1
MAXIMUM LOAN PROCESSING FEE..............................................................................................  $25   2
ANNUAL LOAN INTEREST CHARGE..............................................................................................  2.25% 3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................  5%    4
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................  1%


The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     RECURRING CONTRACT EXPENSES
-------------------------------------------------------------------------------------------------------------------------- ---------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................  1.20%
     DEATH BENEFIT OPTIONS (an applicant may elect one)
         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT OPTION (available beginning January 2, 2001 or a later date if state law requires).............................................................................................  0.15%
         Total Variable Account Charges (including this option only).....................................................  1.35%
         5% ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit Option)..................................................................................  0.05%
         Total Variable Account Charges (including this option only).....................................................  1.25%
     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (no longer available as of May 1,
     2003) (an applicant could elect one)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................  0.45%
         Total Variable Account Charges (including this option only).....................................................  1.65%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................  0.30%
         Total Variable Account Charges (including this option only).....................................................  1.50%
     SPOUSAL PROTECTION ANNUITY OPTION 6.................................................................................  0.00%
     Total Variable Account Charges (including this option only).........................................................  1.20%
-------------------------------------------------------------------------------------------------------------------------- ---------
                                                     (CONTINUED ON NEXT PAGE)
-------------------------------------------------------------------------------------------------------------------------- ---------


------------


1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM DATE OF
PURCHASE PAYMENT                         0          1          2           3          4          5          6           7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                          7%         7%         6%         5%          4%         3%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1)  10% of all purchase payments made to the contract; or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.



3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.


6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

------------------------------------------------------------------------------------------------------------------------------------
                                               RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     BENEFICIARY PROTECTOR OPTION........................................................................................  0.40%
     Total Variable Account Charges (including this option)..............................................................  1.60%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
-------------------------------------------------------------------------------------------------------------------------- ---------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................  1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................  0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................  0.45%
Spousal Protection Annuity Option........................................................................................  0.00%
Beneficiary Protector Option.............................................................................................  0.40%
-------------------------------------------------------------------------------------------------------------------------- ---------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................  2.20%
-------------------------------------------------------------------------------------------------------------------------- ---------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


---------------------------------------------------------------------------------------------------------- -------------- ----------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum       Maximum
---------------------------------------------------------------------------------------------------------- -------------- ----------
(expenses that are deducted from underlying mutual fund assets, including                                       0.27%        3.45%
management fees, distribution  (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
---------------------------------------------------------------------------------------------------------- -------------- ----------



The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT Dreyfus GVIT International Value Fund: Class III
o    GVIT Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT Gartmore GVIT Global Utilities Fund: Class III
o    GVIT Gartmore GVIT International Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III
o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (3.45%)       1,223   2,213  3,181   5,690    593   1,763   2,911   5,690     *    1,763   2,911    5,690
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        889    1,247  1,631   2,893    259    797    1,361   2,893     *     797    1,361    2,893
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;

o    Investment-only;

o    Non-Qualified;

o    Roth IRAs; and

o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.


For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------- ------------------
                                                   MINIMUM
        CONTRACT           MINIMUM INITIAL       SUBSEQUENT
          TYPE             PURCHASE PAYMENT       PAYMENTS
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------


Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.


ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.



UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.


The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates

Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


This contract is not designed to and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners identified as active traders with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.


Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.



PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.


DEATH BENEFIT OPTIONS

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.

Nationwide may realize a profit from the charges assessed for these options.


Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the spousal protection option at no additional cost. If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.


Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.


How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the credit is applied. After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.


JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ ------------------
                           MINIMUM INITIAL        MINIMUM
        CONTRACT          PURCHASE PAYMENT      SUBSEQUENT
          TYPE                                   PAYMENTS
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request transfers among the sub-accounts once per valuation period.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been identified as engaging
                                         in harmful trading practices; and
                                   (2)   if their transfer events exceed 11 in 2
                                         consecutive calendar quarters or 20 in
                                         one calendar year, the contract owner
                                         will be limited to submitting transfer
                                         requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.


In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.


LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ --------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ --------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ --------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ --------------------------------
---------------- ------------ --------------------------------

---------------- ------------ --------------------------------
---------------- ------------ --------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ --------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.


Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Government Bond Fund:
Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.



ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
         A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
                    GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.


What is a GMIB?


A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2


The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.


When May the Guaranteed Annuitization Value be Used?


The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.



Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.
--------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.


The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).


If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)  eligible to continue the contract; and

(b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)


If no optional death benefit is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).


This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:


(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc.

(collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS III
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I Effective May 1, 2002,
This underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).



VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VICTORY VARIABLE INSURANCE FUNDS - DIVERSIFIED STOCK FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VICTORY VARIABLE INSURANCE FUNDS - INVESTMENT QUALITY BOND FUND: CLASS A
This underlying mutual fund is only available for contracts issued before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

VICTORY VARIABLE INSURANCE FUNDS - SMALL COMPANY OPPORTUNITY FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.20%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com



The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a parial year only.

The J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.233496             11.800602               27.80%             964,050             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
                             11.591056            9.233496               -20.34%           1,020,097             2002
                             12.802086            11.591056               -9.46%           1,029,114             2001
                             14.495483            12.802086              -11.68%             819,540             2000
                             12.431326            14.495483               16.60%             371,526             1999
                             10.000000            12.431326               24.31%               2,464            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.995327             9.835624                23.02%             719,818             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
                             10.162935            7.995327               -21.33%             875,581             2002
                             14.524713            10.162935              -30.03%           1,073,931             2001
                             17.674116            14.524713              -17.82%             995,517             2000
                             10.904652            17.674116               62.08%             265,458             1999
                             10.000000            10.904652                9.05%                 223            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.049901             9.902768                23.02%             184,972             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
                             10.000000            8.049901               -19.50%             138,652            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.973718             9.839643                23.40%              50,115             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
                             10.000000            7.973718               -20.26%              17,399            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          12.651422            16.119499               27.41%           1,127,151             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
                             14.654697            12.651422              -13.67%           1,190,662             2002
                             13.147862            14.654697               11.46%             869,720             2001
                             11.263216            13.147862               16.73%             324,487             2000
                             11.497731            11.263216               -2.04%             157,763             1999
                             10.000000            11.497731               14.98%               1,306            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          10.000000            10.240855                2.41%              42,431            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.559296             11.028092               45.89%              18,531             2003
   Global Post-Venture
   Capital Portfolio - Q/NQ
                             11.620449            7.559296               -34.95%              30,444             2002
                             16.482534            11.620449              -29.50%              42,821             2001
                             20.579437            16.482534              -19.91%              36,041             2000
                             12.739606            20.579437               61.54%              32,895             1999
                             10.000000            12.739606               27.40%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.285009             9.579453                31.50%              36,466             2003
   International Focus
   Portfolio - Q/NQ
                             9.206014             7.285009               -20.87%              39,778             2002
                             11.989196            9.206014               -23.21%              51,097             2001
                             16.374564            11.989196              -26.78%              52,881             2000
                             10.801619            16.374564               51.59%              41,776             1999
                             10.000000            10.801619                8.02%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     10.004585            12.371997               23.66%              55,155             2003
   Large Cap Value
   Portfolio - Q/NQ
                             13.167262            10.004585              -24.02%              56,178             2002
                             13.203287            13.167262               -0.27%              58,903             2001
                             12.269490            13.203287                7.61%              60,726             2000
                             11.688738            12.269490                4.97%              32,909             1999
                             10.000000            11.688738               16.89%                  25            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.613403             10.364013               36.13%              57,814             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
                             10.000000            7.613403               -23.87%              34,808            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially      7.739942             9.635655                24.49%             470,691             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
                             11.025487            7.739942               -29.80%             550,359             2002
                             14.414394            11.025487              -23.51%             692,335             2001
                             16.397708            14.414394              -12.10%             673,816             2000
                             12.758878            16.397708               28.52%             270,366             1999
                             10.000000            12.758878               27.59%               2,838            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Stock Index       8.790442             11.148445               26.82%           2,862,626             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
                             11.460136            8.790442               -23.30%           3,065,137             2002
                             13.209188            11.460136              -13.24%           3,142,328             2001
                             14.736468            13.209188              -10.36%           2,748,432             2000
                             12.367188            14.736468               19.16%           1,201,271             1999
                             10.000000            12.367188               23.67%              28,572            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable          9.728623             11.646776               19.72%             694,070             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
                             11.823034            9.728623               -17.71%             724,249             2002
                             13.195948            11.823034              -10.40%             696,448             2001
                             13.442893            13.195948               -1.84%             632,440             2000
                             12.207586            13.442893               10.12%             368,162             1999
                             10.000000            12.207586               22.08%               2,910            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       12.313044            12.730457                3.39%           1,092,566             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
                             11.401464            12.313044                8.00%           1,248,204             2002
                             10.684388            11.401464                6.71%             635,197             2001
                             9.790385             10.684388                9.13%             186,563             2000
                             10.000000            9.790385                -2.10%              15,095            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.236736            13.170455               28.66%           2,382,653             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
                             12.483021            10.236736              -17.99%           2,311,460             2002
                             13.313013            12.483021               -6.23%           1,916,093             2001
                             12.440601            13.313013                7.01%           1,200,222             2000
                             11.850451            12.440601                4.98%             555,212             1999
                             10.000000            11.850451               18.50%               2,107            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth       8.695091             11.407069               31.19%           2,670,355             2003
   Portfolio: Service
   Class - Q/NQ
                             12.608518            8.695091               -31.04%           2,913,435             2002
                             15.512519            12.608518              -18.72%           3,369,434             2001
                             17.653733            15.512519              -12.13%           3,238,186             2000
                             13.015101            17.653733               35.64%           1,168,997             1999
                             10.000000            13.015101               30.15%              10,429            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High         7.554754             9.477262                25.45%             801,310             2003
   Income Portfolio:
   Service Class - Q/NQ
                             7.379494             7.554754                 2.37%             900,292             2002
                             8.478210             7.379494               -12.96%             740,039             2001
                             11.087928            8.478210               -23.54%             575,925             2000
                             10.384114            11.087928                6.78%             263,938             1999
                             10.000000            10.384114                3.84%               2,129            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.775040             11.000744               41.49%             335,111             2003
   Portfolio: Service
   Class - Q/NQ
                             9.879361             7.775040               -21.30%             379,343             2002
                             12.702222            9.879361               -22.22%             472,493             2001
                             15.900927            12.702222              -20.12%             444,778             2000
                             11.296846            15.900927               40.76%             150,438             1999
                             10.000000            11.296846               12.97%               2,193            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.734738             10.947388               41.54%             157,069             2003
   Portfolio: Service
   Class R - Q/NQ
                             10.000000            7.734738               -22.65%              99,913            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           11.039054            13.999044               26.81%           2,259,008             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
                             12.335838            11.039054              -10.51%           2,311,138             2002
                             14.247834            12.335838              -13.42%           2,503,762             2001
                             15.457984            14.247834               -7.83%           2,281,488             2000
                             12.602507            15.457984               22.66%             996,867             1999
                             10.000000            12.602507               26.03%              12,050            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           10.000000            10.135570                1.36%              26,428            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.823011             8.740750                28.11%             421,183             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
                             8.844341             6.823011               -22.85%             500,860             2002
                             10.463173            8.844341               -15.47%             553,584             2001
                             12.785954            10.463173              -18.17%             575,763             2000
                             12.421717            12.785954                2.93%             360,972             1999
                             10.000000            12.421717               24.22%               2,338            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value    7.448995             11.612918               55.90%             142,757             2003
   Strategies Portfolio:
   Service Class - Q/NQ
                             10.000000            7.448995               -25.51%              46,660            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Comstock GVIT        7.914998             10.278230               29.86%             427,420             2003
   Value Fund: Class I -
   Q/NQ
                             10.702140            7.914998               -26.04%             281,970             2002
                             12.331560            10.702140              -13.21%             224,578             2001
                             13.963829            12.331560              -11.69%             187,275             2000
                             11.927845            13.963829               17.07%              39,186             1999
                             10.000000            11.927845               19.28%               1,552            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT         10.000000            13.706194               37.06%              20,475            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid     13.601153            18.094597               33.04%             446,765             2003
   Cap Index Fund: Class I
   - Q/NQ
                             16.253946            13.601153              -16.32%             451,039             2002
                             16.670157            16.253946               -2.50%             282,466             2001
                             14.644558            16.670157               13.83%             178,076             2000
                             12.257790            14.644558               19.47%              18,380             1999
                             10.000000            12.257790               22.58%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Federated GVIT       10.244088            12.375393               20.81%             309,502             2003
   High Income Bond Fund:
   Class I - Q/NQ
                             10.044539            10.244088                1.99%             271,035             2002
                             9.755865             10.044539                2.96%             169,138             2001
                             10.764664            9.755865                -9.37%             163,738             2000
                             10.558563            10.764664                1.95%              41,627             1999
                             10.000000            10.558563                5.59%               1,154            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        6.815122             11.128016               63.28%               4,608             2003
   Emerging Markets Fund:
   Class I - Q/NQ
                             8.137235             6.815122               -16.25%               5,198             2002
                             8.686950             8.137235                -6.33%               8,068             2001
                             10.000000            8.686950               -13.13%               1,652            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.511024             12.261030               63.24%              38,972             2003
   Emerging Markets Fund:
   Class III - Q/NQ
                             10.000000            7.511024               -24.89%              14,206            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.820856             12.328333               39.76%              12,713             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
                             10.000000            8.820856               -11.79%               7,158            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.445947             11.413172               35.13%              32,046             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
                             10.000000            8.445947               -15.54%               7,965            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.919236             2.943564                53.37%              44,866             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
                             3.395066             1.919236               -43.47%              55,769             2002
                             6.000048             3.395066               -43.42%             212,742             2001
                             10.000000            6.000048               -40.00%              37,213            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.131516             10.934690               53.33%              37,544             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
                             10.000000            7.131516               -28.68%              17,202            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.938080             9.738560                22.68%              13,732             2003
   Global Utilities Fund:
   Class III - Q/NQ
                             10.000000            7.938080               -20.62%               8,309            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        12.681945            12.780385                0.78%           1,938,662             2003
   Government Bond Fund:
   Class I - Q/NQ
                             11.565612            12.681945                9.65%           2,352,258             2002
                             10.914977            11.565612                5.96%           1,454,681             2001
                             9.816007             10.914977               11.20%             726,176             2000
                             10.174058            9.816007                -3.52%             293,407             1999
                             10.000000            10.174058                1.74%               1,172            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.633836             6.077202                31.15%             415,903             2003
   Growth Fund: Class I -
   Q/NQ
                             6.580071             4.633836               -29.58%             471,904             2002
                             9.268169             6.580071               -29.00%             545,874             2001
                             12.767993            9.268169               -27.41%             615,832             2000
                             12.392954            12.767993                3.03%             437,518             1999
                             10.000000            12.392954               23.93%               2,724            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.874649             6.531881                34.00%               3,621             2003
   International Growth
   Fund: Class I - Q/NQ
                             6.500996             4.874649               -25.02%               7,764             2002
                             9.222891             6.500996               -29.51%              11,970             2001
                             10.000000            9.222891                -7.77%                 820            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.772433             10.392529               33.71%              13,214             2003
   International Growth
   Fund: Class III - Q/NQ
                             10.000000            7.772433               -22.28%              13,181            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.938018             10.595099                6.61%             466,014             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
                             10.000000            9.938018                -0.62%             280,885            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.534557             10.710627               12.33%             327,655             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
                             10.000000            9.534557                -4.65%             183,916            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.037949             10.720050               18.61%             802,953             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
                             10.000000            9.037949                -9.62%             476,570            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.590418             10.748772               25.13%             253,401             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
                             10.000000            8.590418               -14.10%             102,280            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.238400             10.733522               30.29%             115,070             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
                             10.000000            8.238400               -17.62%              71,260            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT Mid    8.149536             11.283480               38.46%             325,363             2003
   Cap Growth Fund: Class
   I - Q/NQ
                             13.096398            8.149536               -37.77%             355,444             2002
                             19.022019            13.096398              -31.15%             434,734             2001
                             22.750997            19.022019              -16.39%             391,137             2000
                             12.463581            22.750997               82.54%             139,347             1999
                             10.000000            12.463581               24.64%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        11.247296            11.181852               -0.58%           2,649,818             2003
   Money Market Fund:
   Class I - Q/NQ
                             11.247642            11.247296                0.00%           3,603,141             2002
                             10.989031            11.247642                2.35%           3,319,525             2001
                             10.489614            10.989031                4.76%           2,526,306             2000
                             10.126097            10.489614                3.59%             992,465             1999
                             10.000000            10.126097                1.26%              48,756            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.699902             10.960481               25.98%             771,491             2003
   Nationwide Fund: Class
   I - Q/NQ
                             10.654646            8.699902               -18.35%             844,990             2002
                             12.230458            10.654646              -12.88%             823,212             2001
                             12.646339            12.230458               -3.29%             966,710             2000
                             11.968910            12.646339                5.66%             269,704             1999
                             10.000000            11.968910               19.69%               2,349            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.135134             11.335649               24.09%              20,469             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
                             10.000000            9.135134                -8.65%              33,603            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT U.S.   7.495072             11.285270               50.57%              89,473             2003
   Growth Leaders Fund:
   Class III - Q/NQ
                             10.000000            7.495072               -25.05%              18,268            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.307866             9.823812                34.43%              93,000             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
                             9.913802             7.307866               -26.29%             110,732             2002
                             12.359900            9.913802               -19.79%             124,511             2001
                             14.267173            12.359900              -13.37%             127,914             2000
                             11.747364            14.267173               21.45%              75,630             1999
                             10.000000            11.747364               17.47%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.000000            13.575979               35.76%               3,988            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       9.780139             12.973972               32.66%             264,793             2003
   Growth Fund: Class I -
   Q/NQ
                             14.838618            9.780139               -34.09%             261,220             2002
                             16.846010            14.838618              -11.92%             242,911             2001
                             20.338511            16.846010               17.17%             181,557             2000
                             10.000000            20.338511              103.39%              31,219            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       15.928613            24.685368               54.98%             508,152             2003
   Value Fund: Class I -
   Q/NQ
                             22.134881            15.928613              -28.04%             530,805             2002
                             17.466310            22.134881               26.73%             433,738             2001
                             15.896867            17.466310                9.87%             164,209             2000
                             12.586199            15.896867               26.30%              72,346             1999
                             10.000000            12.586199               25.86%               1,878            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company   13.850506            19.296948               39.32%             548,766             2003
   Fund: Class I - Q/NQ
                             16.957444            13.850506              -18.32%             551,748             2002
                             18.398225            16.957444               -7.83%             420,417             2001
                             17.099098            18.398225                7.60%             341,249             2000
                             12.016781            17.099098               42.29%              80,387             1999
                             10.000000            12.016781               20.17%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     8.714584             10.195536               16.99%             457,057             2003
   Balanced Fund: Class I
   - Q/NQ
                             10.059016            8.714584               -13.37%             446,142             2002
                             10.570325            10.059016               -4.84%             307,827             2001
                             10.735723            10.570325               -1.54%             189,272             2000
                             10.772545            10.735723               -0.34%              54,933             1999
                             10.000000            10.772545                7.73%                 842            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT      11.962673            13.251194               10.77%             454,110             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
                             11.293959            11.962673                5.92%             536,284             2002
                             10.972282            11.293959                2.93%             290,144             2001
                             10.510552            10.972282                4.39%             164,790             2000
                             10.475252            10.510552                0.34%              45,312             1999
                             10.000000            10.475252                4.75%               1,706            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      5.224689             6.206483                18.79%           2,179,617             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
                             6.290120             5.224689               -16.94%           2,562,268             2002
                             8.145127             6.290120               -22.77%           3,001,802             2001
                             10.000000            8.145127               -18.55%           2,801,845            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.352398             3.404379                44.72%           1,082,245             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
                             4.030994             2.352398               -41.64%           1,297,660             2002
                             6.509446             4.030994               -38.07%           2,142,738             2001
                             10.000000            6.509446               -34.91%           2,037,720            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.097740             10.317923               45.37%              62,167             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
                             10.000000            7.097740               -29.02%              26,783            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      4.539769             6.034263                32.92%           1,346,164             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
                             6.189198             4.539769               -26.65%           1,629,083             2002
                             8.181886             6.189198               -24.35%           2,035,249             2001
                             10.000000            8.181886               -18.18%           1,896,028            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.745526             10.296399               32.93%             173,256             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
                             10.000000            7.745526               -22.54%             161,911            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      10.000000            12.203564               22.04%                 222            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.874844             12.855226               30.18%             316,225             2003
   Guardian Portfolio -
   Q/NQ
                             13.589004            9.874844               -27.33%             354,304             2002
                             13.965623            13.589004               -2.70%             287,550             2001
                             12.307946            13.976229               13.55%             141,287             1999
                             10.000000            12.307946               23.08%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000            10.019076                0.19%              35,424            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.900112             12.527159               26.54%             701,600             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
                             14.181298            9.900112               -30.19%             734,908             2002
                             19.049729            14.181298              -25.56%             821,724             2001
                             20.834304            19.049729               -8.57%             720,898             2000
                             13.702754            20.834304               52.04%             183,595             1999
                             10.000000            13.702754               37.03%               1,744            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.977079             11.981613               33.47%             293,076             2003
   Partners Portfolio -
   Q/NQ
                             11.978104            8.977079               -25.05%             291,866             2002
                             12.477284            11.978104               -4.00%             281,431             2001
                             12.539993            12.477284               -0.50%             231,429             2000
                             11.821068            12.539993                6.08%             127,887             1999
                             10.000000            11.821068               18.21%               2,787            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      9.989064             12.394931               24.09%             645,765             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
                             14.001802            9.989064               -28.66%             750,244             2002
                             20.620784            14.001802              -32.10%             909,302             2001
                             23.512658            20.620784              -12.30%             886,753             2000
                             12.961315            23.512658               81.41%             147,653             1999
                             10.000000            12.961315               29.61%               1,383            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.981083            14.206657               29.37%           1,456,927             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
                             15.196200            10.981083              -27.74%           1,522,830             2002
                             17.594890            15.196200              -13.63%           1,450,232             2001
                             17.848621            17.594890               -1.42%           1,053,477             2000
                             12.752843            17.848621               39.96%             276,633             1999
                             10.000000            12.752843               27.53%               2,543            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.000000            14.238187               42.38%             143,315            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      6.365520             8.994884                41.31%             752,007             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
                             8.274485             6.365520               -23.07%             956,122             2002
                             9.521827             8.274485               -13.10%             604,206             2001
                             10.000000            9.521827                -4.78%             175,518            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      9.376475             11.739303               25.20%           1,603,607             2003
   Account Funds -
   Oppenheimer Main
   Street(R)Fund/VA:
   Initial Class - Q/NQ
                             11.687410            9.376475               -19.77%           1,679,637             2002
                             13.168121            11.687410              -11.24%           1,640,884             2001
                             14.609212            13.168121               -9.86%           1,275,868             2000
                             12.149185            14.609212               20.25%             370,716             1999
                             10.000000            12.149185               21.49%               2,736            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Strong Opportunity Fund   6.739605             9.123015                35.36%           1,226,689             2003
   II, Inc.: Investor
   Class - Q/NQ
                             9.321492             6.739605               -27.70%           1,298,523             2002
                             9.798273             9.321492                -4.87%             839,984             2001
                             10.000000            9.788273                -2.02%             180,575            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.824701            23.781464               26.33%              88,558             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
                             17.444590            18.824701                7.91%             124,296             2002
                             16.037786            17.444590                8.77%              51,166             2001
                             14.572201            16.037786               10.06%              50,072             2000
                             11.400149            14.572201               27.82%              32,668             1999
                             10.000000            11.400149               14.00%                 593            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.094230             5.734597                40.07%             466,170             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
                             6.019598             4.094230               -31.98%             482,922             2002
                             8.620055             6.019598               -30.17%             500,028             2001
                             10.000000            8.620055               -13.80%             158,997            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             13.800701            18.750068               35.86%             300,785             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
                             14.079160            13.800701               -1.98%             333,207             2002
                             12.974262            14.079160                8.52%             208,985             2001
                             12.479280            12.974262                3.97%             155,239             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         12.800242            19.499977               52.34%              93,751             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
                             13.343009            12.800242               -4.07%              97,789             2002
                             13.755231            13.343009               -3.00%             109,182             2001
                             23.947713            13.755231              -42.56%             124,085             2000
                             12.101814            23.947713               97.89%              51,918             1999
                             10.000000            12.101814               21.02%               1,018            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         11.826254            16.951658               43.34%             107,171             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
                             12.319065            11.826254               -4.00%              37,085             2002
                             13.923943            12.319065              -11.53%              37,974             2001
                             12.649846            13.923943               10.07%              29,361             2000
                             10.581149            12.649846               19.55%              28,359             1999
                             10.000000            10.581149                5.81%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          7.366518             9.823331                33.35%             320,146             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
                             9.739393             7.366518               -24.36%             365,417             2002
                             9.827143             9.739393                -0.89%             460,231             2001
                             10.060160            9.827143                -2.32%             499,777             2000
                             10.000000            10.060160                0.60%             288,815            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          12.364584            12.322403               -0.34%              61,864             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
                             11.460474            12.364584                7.89%              71,578             2002
                             10.893906            11.460474                5.20%              90,713             2001
                             9.930934             10.893906                9.70%              95,680             2000
                             10.000000            9.930934                -0.69%              71,512            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          10.271502            13.263661               29.13%              34,239             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
                             10.960868            10.271502               -6.29%              40,119             2002
                             11.829701            10.960868               -7.34%              48,674             2001
                             9.896766             11.829701               19.53%              53,242             2000
                             10.000000            9.896766                -1.03%              35,893            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)

   (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.708323            8.486720                26.51%              15,518             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
                             8.507395            6.708323               -21.15%              17,814             2002
                             9.492984            8.507395               -10.38%              14,380             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.696904            8.155031                21.77%               3,654             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
                             8.599678            6.696904               -22.13%               7,112             2002
                             12.417190           8.599678               -30.74%               4,968             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.995231            9.736044                21.77%               2,295             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
                             10.000000           7.995231               -20.05%               2,500             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.919558            9.674012                22.15%               4,732             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
                             10.000000           7.919558               -20.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.533443            12.023986               26.12%              34,120             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
                             11.156087           9.533443               -14.54%              37,456             2002
                             10.111910           11.156087               10.33%              12,980             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.171166                1.71%               5,144             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.546504            8.009928                44.41%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
                             8.613696            5.546504               -35.61%                   0             2002
                             12.343799           8.613696               -30.22%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.300292            8.200839                30.17%                   0             2003
   International Focus
   Portfolio - Q/NQ
                             8.043179            6.300292               -21.67%                   0             2002
                             10.582777           8.043179               -24.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.362375            9.012504                22.41%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
                             9.789046            7.362375               -24.79%                   0             2002
                             9.916793            9.789046                -1.29%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.561672            10.189578               34.75%               1,096             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
                             10.000000           7.561672               -24.38%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.414906            6.673008                23.23%               2,330             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
                             7.792572            5.414906               -30.51%               2,248             2002
                             10.292793           7.792572               -24.29%                 922             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.224012            7.813792                25.54%              28,516             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
                             8.197399            6.224012               -24.07%              36,635             2002
                             9.545801            8.197399               -14.13%              11,021             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.124457            8.442921                18.51%                 882             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
                             8.746914            7.124457               -18.55%               2,622             2002
                             9.863100            8.746914               -11.32%               3,171             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       11.862727           12.140716                2.34%              23,245             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
                             11.096780           11.862727                6.90%              24,434             2002
                             10.505742           11.096780                5.63%              3,1998             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.405226            9.431146                27.36%              24,278             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
                             9.122665            7.405226               -18.83%              25,233             2002
                             9.829356            9.122665                -7.19%               8,921             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.866545            7.618533                29.86%              15,817             2003
   Portfolio: Service
   Class - Q/NQ
                             8.594096            5.866545               -31.74%              12,016             2002
                             10.682489           8.594096               -19.55%               2,569             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.370568            7.910922                24.18%              16,625             2003
   Income Portfolio:
   Service Class - Q/NQ
                             6.286416            6.370568                 1.34%              19,278             2002
                             7.296736            6.286416               -13.85%               1,238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.172254            8.644743                40.06%               4,241             2003
   Portfolio: Service
   Class - Q/NQ
                             7.923128            6.172254               -22.10%               5,977             2002
                             10.292010           7.923128               -23.02%               1,411             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.682181            10.763107               40.10%               4,027             2003
   Portfolio: Service
   Class R - Q/NQ
                             10.000000           7.682181               -23.18%               4,111             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.785588            9.773384                25.53%              24,165             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
                             8.789237            7.785588               -11.42%              23,235             2002
                             10.256023           8.789237               -14.30%               9,915             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.066869                0.67%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.091068            6.456082                26.81%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
                             6.666912            5.091068               -23.64%               2,479             2002
                             7.968441            6.666912               -16.33%               2,479             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.398393            11.417557               54.32%               1,569             2003
   Strategies Portfolio:
   Service Class - Q/NQ
                             10.000000           7.398393               -26.02%                 600             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.905872            7.591688                28.54%                 374             2003
   Value Fund: Class I -
   Q/NQ
                             8.067350            5.905872               -26.79%                   0             2002
                             9.391322            8.067350               -14.10%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.613482               36.13%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.277402           13.534578               31.69%              13,281             2003
   Cap Index Fund: Class I
   - Q/NQ
                             12.407725           10.277402              -17.17%              12,945             2002
                             12.856503           12.407725               -3.49%               4,288             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       8.901664            10.644927               19.58%               6,487             2003
   High Income Bond Fund:
   Class I - Q/NQ
                             8.817499            8.901664                 0.95%               6,387             2002
                             8.652194            8.817499                 1.91%               3,246             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.660810            10.766220               61.64%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
                             8.034443            6.660810               -17.10%                   0             2002
                             8.665651            8.034443                -7.28%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.459964            12.054715               61.59%                  73             2003
   Emerging Markets Fund:
   Class III - Q/NQ
                             10.000000           7.459964               -25.40%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.737555            12.088490               38.35%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
                             10.000000           8.737555               -12.62%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.366124            11.191032               33.77%               3,483             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
                             10.000000           8.366124               -16.34%                 625             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.875661            2.847694                51.82%               3,233             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
                             3.352039            1.875661               -44.04%               3,233             2002
                             5.985272            3.352039               -44.00%               1,961             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.083013            10.750674               51.78%                 198             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
                             10.000000           7.083013               -29.17%                 198             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.863084            9.548987                21.44%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
                             10.000000           7.863084               -21.37%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.158343           12.128686               -0.24%              15,186             2003
   Government Bond Fund:
   Class I - Q /NQ
                             11.201435           12.158343                8.54%              14,437             2002
                             10.679917           11.201435                4.88%              10,795             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.405447            4.421055                29.82%                   0             2003
   Growth Fund: Class I -
   Q/NQ
                             4.885325            3.405447               -30.29%                   0             2002
                             6.952067            4.885325               -29.73%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.764292            6.319464                32.64%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
                             6.418930            4.764292               -25.78%                   0             2002
                             9.200325            6.418930               -30.23%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.719631            10.217597               32.36%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
                             10.000000           7.719631               -22.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.844280            10.388956                5.53%              38,879             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
                             10.000000           9.844280                -1.56%              36,403             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.444587            10.502231               11.20%             178,115             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
                             10.000000           9.444587                -5.55%               9,120             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.952638            10.511469               17.41%             280,231             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
                             10.000000           8.952638               -10.47%              82,019             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.509285            10.539613               23.86%             235,385             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
                             10.000000           8.509285               -14.91%              56,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.160577            10.524667               28.97%              45,921             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
                             10.000000           8.160577               -18.39%              17,097             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.075250            6.955946                37.06%                   0             2003
   Cap Growth Fund: Class
   I - Q/NQ
                             8.239625            5.075250               -38.40%                   0             2002
                             12.091356           8.239625               -31.86%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.581548           10.413500               -1.59%              59,044             2003
   Money Market Fund:
   Class I - Q/NQ
                             10.690073           10.581548               -1.02%              73,805             2002
                             10.551662           10.690073                1.31%              27,635             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.551449            8.170362                24.71%               5,093             2003
   Nationwide Fund: Class
   I - Q/NQ
                             8.105635            6.551449               -19.17%               4,917             2002
                             9.400269            8.105635               -13.77%               1,286             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.048877            11.115113               22.83%                 216             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
                             10.000000           9.048877                -9.51%                 216             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.424251            11.065737               49.05%                   0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
                             10.000000           7.424251               -25.76%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.536514            7.367390                33.07%               5,248             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
                             7.587757            5.536514               -27.03%               5,248             2002
                             9.557425            7.587757               -20.61%               2,724             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.484171               34.84%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.421976            12.372523               31.32%               7,498             2003
   Growth Fund: Class I -
   Q/NQ
                             14.441772           9.421976               -34.76%               7,706             2002
                             16.564493           14.441772              -12.81%                 272             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.329505           17.380579               53.41%              16,495             2003
   Value Fund: Class I -
   Q/NQ
                             15.905177           11.329505              -28.77%              19,673             2002
                             12.679678           15.905177               25.44%               8,057             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   11.059519           15.252779               37.92%               7,114             2003
   Fund: Class I - Q/NQ
                             13.679062           11.059519              -19.15%               4,387             2002
                             14.994163           13.679062               -8.77%               2,562             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.439775            8.616061                15.81%                 816             2003
   Balanced Fund: Class I
   - Q/NQ
                             8.675437            7.439775               -14.24%               1,352             2002
                             9.210211            8.675437                -5.81%                 784             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.889602           11.940484                9.65%              42,667             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
                             10.385975           10.889602                4.85%              22,426             2002
                             10.193887           10.385975                1.88%               3,062             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.071211            5.963253                17.59%              15,233             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
                             6.167860            5.071211               -17.78%              20,046             2002
                             8.069120            6.167860               -23.56%               6,892             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.283163            3.270799                43.26%               8,684             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
                             3.952480            2.283163               -42.23%              11,482             2002
                             6.448594            3.952480               -38.71%               8,733             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.049473            10.144265               43.90%               1,006             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
                             10.000000           7.049473               -29.51%                 656             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.406372            5.797749                31.58%              14,452             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
                             6.068862            4.406372               -27.39%              19,051             2002
                             8.105491            6.068862               -25.13%               8,303             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.692915            10.123089               31.59%                 381             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
                             10.000000           7.692915               -23.07%                 533             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.121002               21.21%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.808334            8.773586                28.87%               3,341             2003
   Guardian Portfolio -
   Q/NQ
                             9.465116            6.808334               -28.07%               3,341             2002
                             9.827558            9.465116                -3.69%                 205             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.951175                -0.49%               1,653             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      7.010993            8.781733                25.26%              16,667             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
                             10.145761           7.010993               -30.90%              12,077             2002
                             13.769410           10.145761              -26.32%               2,101             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.577049            8.689579                32.12%               2,566             2003
   Partners Portfolio -
   Q/NQ
                             8.865670            6.577049               -25.81%               2,603             2002
                             9.330235            8.865670                -4.98%               1,173             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.599464            8.106165                22.83%              10,607             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
                             9.345324            6.599464               -29.38%              10,602             2002
                             13.905014           9.345324               -32.79%               1,338             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.588056            9.717730                28.07%              12,598             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
                             10.608373           7.588056               -28.47%              13,437             2002
                             12.409461           10.608373              -14.51%               9,125             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.141920               41.42%              29,464             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.194920            8.665362                39.88%               5,848             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
                             8.135212            6.194920               -23.85%               6,615             2002
                             9.458032            8.135212               -13.99%               7,742             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.690842            8.292232                23.93%              28,321             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
                             8.425292            6.690842               -20.59%              37,431             2002
                             9.590436            8.425292               -12.15%              18,017             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.559028            8.788827                34.00%              18,219             2003
   II, Inc.: Investor
   Class - Q/NQ
                             9.164675            6.559028               -28.43%              19,914             2002
                             9.732623            9.164675                -5.84%              15,992             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.999772           17.507218               25.05%               2,569             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
                             13.106031           13.999772                6.82%               2,569             2002
                             12.173002           13.106031                7.66%                 728             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   SUB-ACCOUNT               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           PERIOD
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             3.984372            5.524347                38.65%              17,998             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
                             5.918142            3.984372               -32.68%              18,571             2002
                             8.562201            5.918142               -30.88%              12,493             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.725612           15.769776               34.49%              35,700             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
                             12.084542           11.725612               -2.97%              20,960             2002
                             11.250727           12.084542                7.41%               4,118             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.058096            12.151788               50.80%               1,060             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
                             8.485820            8.058096                -5.04%               1,060             2002
                             8.838136            8.485820                -3.99%                 928             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.025587            12.806413               41.89%                 116             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
                             9.497863            9.025587                -4.97%                 116             2002
                             10.845725           9.497863               -12.43%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.220212            9.530925                32.00%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
                             9.643755            7.220212               -25.13%                   0             2002
                             9.830796            9.643755                -1.90%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          10.995283           10.846837               -1.35%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
                             10.295470           10.995283                6.80%                   0             2002
                             10.000000           10.295470                2.95%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.517969            12.166407               27.83%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
                             10.260704           9.517969                -7.24%                   0             2002
                             11.188045           10.260704               -8.29%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:


(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a parial year only.

The J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.233496             11.800602               27.80%             964,050             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.591056            9.233496               -20.34%           1,020,097             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.802086            11.591056               -9.46%           1,029,114             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.495483            12.802086              -11.68%             819,540             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.431326            14.495483               16.60%             371,526             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.431326               24.31%               2,464            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.995327             9.835624                23.02%             719,818             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.162935            7.995327               -21.33%             875,581             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.524713            10.162935              -30.03%           1,073,931             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.674116            14.524713              -17.82%             995,517             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.904652            17.674116               62.08%             265,458             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.904652                9.05%                 223            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.049901             9.902768                23.02%             184,972             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.049901               -19.50%             138,652            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.973718             9.839643                23.40%              50,115             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.973718               -20.26%              17,399            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          12.651422            16.119499               27.41%           1,127,151             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.654697            12.651422              -13.67%           1,190,662             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.147862            14.654697               11.46%             869,720             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.263216            13.147862               16.73%             324,487             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.497731            11.263216               -2.04%             157,763             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.497731               14.98%               1,306            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          10.000000            10.240855                2.41%              42,431            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.559296             11.028092               45.89%              18,531             2003
   Global Post-Venture
   Capital Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.620449            7.559296               -34.95%              30,444             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.482534            11.620449              -29.50%              42,821             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             20.579437            16.482534              -19.91%              36,041             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.739606            20.579437               61.54%              32,895             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.739606               27.40%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.285009             9.579453                31.50%              36,466             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.206014             7.285009               -20.87%              39,778             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.989196            9.206014               -23.21%              51,097             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.374564            11.989196              -26.78%              52,881             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.801619            16.374564               51.59%              41,776             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.801619                8.02%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     10.004585            12.371997               23.66%              55,155             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.167262            10.004585              -24.02%              56,178             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.203287            13.167262               -0.27%              58,903             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.269490            13.203287                7.61%              60,726             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.688738            12.269490                4.97%              32,909             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.688738               16.89%                  25            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.613403             10.364013               36.13%              57,814             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.613403               -23.87%              34,808            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially      7.739942             9.635655                24.49%             470,691             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.025487            7.739942               -29.80%             550,359             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.414394            11.025487              -23.51%             692,335             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.397708            14.414394              -12.10%             673,816             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.758878            16.397708               28.52%             270,366             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.758878               27.59%               2,838            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Stock Index       8.790442             11.148445               26.82%           2,862,626             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.460136            8.790442               -23.30%           3,065,137             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.209188            11.460136              -13.24%           3,142,328             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.736468            13.209188              -10.36%           2,748,432             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.367188            14.736468               19.16%           1,201,271             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.367188               23.67%              28,572            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable          9.728623             11.646776               19.72%             694,070             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.823034            9.728623               -17.71%             724,249             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.195948            11.823034              -10.40%             696,448             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.442893            13.195948               -1.84%             632,440             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.207586            13.442893               10.12%             368,162             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.207586               22.08%               2,910            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       12.313044            12.730457                3.39%           1,092,566             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.401464            12.313044                8.00%           1,248,204             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.684388            11.401464                6.71%             635,197             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.790385             10.684388                9.13%             186,563             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.790385                -2.10%              15,095            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.236736            13.170455               28.66%           2,382,653             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.483021            10.236736              -17.99%           2,311,460             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.313013            12.483021               -6.23%           1,916,093             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.440601            13.313013                7.01%           1,200,222             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.850451            12.440601                4.98%             555,212             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.850451               18.50%               2,107            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth       8.695091             11.407069               31.19%           2,670,355             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.608518            8.695091               -31.04%           2,913,435             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             15.512519            12.608518              -18.72%           3,369,434             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.653733            15.512519              -12.13%           3,238,186             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.015101            17.653733               35.64%           1,168,997             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            13.015101               30.15%              10,429            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High         7.554754             9.477262                25.45%             801,310             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             7.379494             7.554754                 2.37%             900,292             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.478210             7.379494               -12.96%             740,039             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.087928            8.478210               -23.54%             575,925             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.384114            11.087928                6.78%             263,938             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.384114                3.84%               2,129            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.775040             11.000744               41.49%             335,111             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.879361             7.775040               -21.30%             379,343             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.702222            9.879361               -22.22%             472,493             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             15.900927            12.702222              -20.12%             444,778             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.296846            15.900927               40.76%             150,438             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.296846               12.97%               2,193            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.734738             10.947388               41.54%             157,069             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.734738               -22.65%              99,913            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           11.039054            13.999044               26.81%           2,259,008             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.335838            11.039054              -10.51%           2,311,138             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.247834            12.335838              -13.42%           2,503,762             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             15.457984            14.247834               -7.83%           2,281,488             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.602507            15.457984               22.66%             996,867             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.602507               26.03%              12,050            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           10.000000            10.135570                1.36%              26,428            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.823011             8.740750                28.11%             421,183             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.844341             6.823011               -22.85%             500,860             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.463173            8.844341               -15.47%             553,584             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.785954            10.463173              -18.17%             575,763             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.421717            12.785954                2.93%             360,972             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.421717               24.22%               2,338            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value    7.448995             11.612918               55.90%             142,757             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.448995               -25.51%              46,660            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Comstock GVIT        7.914998             10.278230               29.86%             427,420             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.702140            7.914998               -26.04%             281,970             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.331560            10.702140              -13.21%             224,578             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.963829            12.331560              -11.69%             187,275             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.927845            13.963829               17.07%              39,186             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.927845               19.28%               1,552            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT         10.000000            13.706194               37.06%              20,475            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid     13.601153            18.094597               33.04%             446,765             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.253946            13.601153              -16.32%             451,039             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.670157            16.253946               -2.50%             282,466             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.644558            16.670157               13.83%             178,076             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.257790            14.644558               19.47%              18,380             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.257790               22.58%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Federated GVIT       10.244088            12.375393               20.81%             309,502             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.044539            10.244088                1.99%             271,035             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.755865             10.044539                2.96%             169,138             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.764664            9.755865                -9.37%             163,738             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.558563            10.764664                1.95%              41,627             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.558563                5.59%               1,154            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        6.815122             11.128016               63.28%               4,608             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.137235             6.815122               -16.25%               5,198             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.686950             8.137235                -6.33%               8,068             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.686950               -13.13%               1,652            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.511024             12.261030               63.24%              38,972             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.511024               -24.89%              14,206            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.820856             12.328333               39.76%              12,713             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.820856               -11.79%               7,158            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.445947             11.413172               35.13%              32,046             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.445947               -15.54%               7,965            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.919236             2.943564                53.37%              44,866             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             3.395066             1.919236               -43.47%              55,769             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.000048             3.395066               -43.42%             212,742             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            6.000048               -40.00%              37,213            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.131516             10.934690               53.33%              37,544             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.131516               -28.68%              17,202            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.938080             9.738560                22.68%              13,732             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.938080               -20.62%               8,309            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        12.681945            12.780385                0.78%           1,938,662             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.565612            12.681945                9.65%           2,352,258             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.914977            11.565612                5.96%           1,454,681             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.816007             10.914977               11.20%             726,176             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.174058            9.816007                -3.52%             293,407             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.174058                1.74%               1,172            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.633836             6.077202                31.15%             415,903             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.580071             4.633836               -29.58%             471,904             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.268169             6.580071               -29.00%             545,874             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.767993            9.268169               -27.41%             615,832             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.392954            12.767993                3.03%             437,518             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.392954               23.93%               2,724            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.874649             6.531881                34.00%               3,621             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.500996             4.874649               -25.02%               7,764             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.222891             6.500996               -29.51%              11,970             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.222891                -7.77%                 820            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.772433             10.392529               33.71%              13,214             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.772433               -22.28%              13,181            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.938018             10.595099                6.61%             466,014             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.938018                -0.62%             280,885            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.534557             10.710627               12.33%             327,655             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.534557                -4.65%             183,916            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.037949             10.720050               18.61%             802,953             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.037949                -9.62%             476,570            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.590418             10.748772               25.13%             253,401             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.590418               -14.10%             102,280            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.238400             10.733522               30.29%             115,070             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.238400               -17.62%              71,260            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT Mid    8.149536             11.283480               38.46%             325,363             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.096398            8.149536               -37.77%             355,444             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             19.022019            13.096398              -31.15%             434,734             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             22.750997            19.022019              -16.39%             391,137             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.463581            22.750997               82.54%             139,347             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.463581               24.64%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        11.247296            11.181852               -0.58%           2,649,818             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.247642            11.247296                0.00%           3,603,141             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.989031            11.247642                2.35%           3,319,525             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.489614            10.989031                4.76%           2,526,306             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.126097            10.489614                3.59%             992,465             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.126097                1.26%              48,756            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.699902             10.960481               25.98%             771,491             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.654646            8.699902               -18.35%             844,990             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.230458            10.654646              -12.88%             823,212             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.646339            12.230458               -3.29%             966,710             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.968910            12.646339                5.66%             269,704             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.968910               19.69%               2,349            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.135134             11.335649               24.09%              20,469             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.135134                -8.65%              33,603            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT U.S.   7.495072             11.285270               50.57%              89,473             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.495072               -25.05%              18,268            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.307866             9.823812                34.43%              93,000             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.913802             7.307866               -26.29%             110,732             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.359900            9.913802               -19.79%             124,511             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.267173            12.359900              -13.37%             127,914             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.747364            14.267173               21.45%              75,630             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.747364               17.47%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.000000            13.575979               35.76%               3,988            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       9.780139             12.973972               32.66%             264,793             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.838618            9.780139               -34.09%             261,220             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.846010            14.838618              -11.92%             242,911             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             20.338511            16.846010               17.17%             181,557             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            20.338511              103.39%              31,219            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       15.928613            24.685368               54.98%             508,152             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             22.134881            15.928613              -28.04%             530,805             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.466310            22.134881               26.73%             433,738             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             15.896867            17.466310                9.87%             164,209             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.586199            15.896867               26.30%              72,346             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.586199               25.86%               1,878            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company   13.850506            19.296948               39.32%             548,766             2003
   Fund: Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.957444            13.850506              -18.32%             551,748             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             18.398225            16.957444               -7.83%             420,417             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.099098            18.398225                7.60%             341,249             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.016781            17.099098               42.29%              80,387             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.016781               20.17%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     8.714584             10.195536               16.99%             457,057             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.059016            8.714584               -13.37%             446,142             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.570325            10.059016               -4.84%             307,827             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.735723            10.570325               -1.54%             189,272             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.772545            10.735723               -0.34%              54,933             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.772545                7.73%                 842            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT      11.962673            13.251194               10.77%             454,110             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.293959            11.962673                5.92%             536,284             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.972282            11.293959                2.93%             290,144             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.510552            10.972282                4.39%             164,790             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.475252            10.510552                0.34%              45,312             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.475252                4.75%               1,706            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      5.224689             6.206483                18.79%           2,179,617             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.290120             5.224689               -16.94%           2,562,268             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.145127             6.290120               -22.77%           3,001,802             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.145127               -18.55%           2,801,845            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.352398             3.404379                44.72%           1,082,245             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             4.030994             2.352398               -41.64%           1,297,660             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.509446             4.030994               -38.07%           2,142,738             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            6.509446               -34.91%           2,037,720            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.097740             10.317923               45.37%              62,167             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.097740               -29.02%              26,783            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      4.539769             6.034263                32.92%           1,346,164             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.189198             4.539769               -26.65%           1,629,083             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.181886             6.189198               -24.35%           2,035,249             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.181886               -18.18%           1,896,028            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.745526             10.296399               32.93%             173,256             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            7.745526               -22.54%             161,911            2002*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      10.000000            12.203564               22.04%                 222            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.874844             12.855226               30.18%             316,225             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.589004            9.874844               -27.33%             354,304             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.965623            13.589004               -2.70%             287,550             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.976229            13.965623               -0.08%             190,158             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.307946            13.976229               13.55%             141,287             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.307946               23.08%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000            10.019076                0.19%              35,424            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.900112             12.527159               26.54%             701,600             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.181298            9.900112               -30.19%             734,908             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             19.049729            14.181298              -25.56%             821,724             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             20.834304            19.049729               -8.57%             720,898             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.702754            20.834304               52.04%             183,595             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            13.702754               37.03%               1,744            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.977079             11.981613               33.47%             293,076             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.978104            8.977079               -25.05%             291,866             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.477284            11.978104               -4.00%             281,431             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.539993            12.477284               -0.50%             231,429             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.821068            12.539993                6.08%             127,887             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.821068               18.21%               2,787            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      9.989064             12.394931               24.09%             645,765             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.001802            9.989064               -28.66%             750,244             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             20.620784            14.001802              -32.10%             909,302             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             23.512658            20.620784              -12.30%             886,753             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.961315            23.512658               81.41%             147,653             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.961315               29.61%               1,383            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.981083            14.206657               29.37%           1,456,927             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             15.196200            10.981083              -27.74%           1,522,830             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.594890            15.196200              -13.63%           1,450,232             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.848621            17.594890               -1.42%           1,053,477             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.752843            17.848621               39.96%             276,633             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.752843               27.53%               2,543            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.000000            14.238187               42.38%             143,315            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      6.365520             8.994884                41.31%             752,007             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.274485             6.365520               -23.07%             956,122             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.521827             8.274485               -13.10%             604,206             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.521827                -4.78%             175,518            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      9.376475             11.739303               25.20%           1,603,607             2003
   Account Funds -
   Oppenheimer Main
   Street(R)Fund/VA:
   Initial Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.687410            9.376475               -19.77%           1,679,637             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.168121            11.687410              -11.24%           1,640,884             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.609212            13.168121               -9.86%           1,275,868             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.149185            14.609212               20.25%             370,716             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.149185               21.49%               2,736            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Strong Opportunity Fund   6.739605             9.123015                35.36%           1,226,689             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.321492             6.739605               -27.70%           1,298,523             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.798273             9.321492                -4.87%             839,984             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.788273                -2.02%             180,575            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.824701            23.781464               26.33%              88,558             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             17.444590            18.824701                7.91%             124,296             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             16.037786            17.444590                8.77%              51,166             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.572201            16.037786               10.06%              50,072             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.400149            14.572201               27.82%              32,668             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            11.400149               14.00%                 593            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.094230             5.734597                40.07%             466,170             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             6.019598             4.094230               -31.98%             482,922             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             8.620055             6.019598               -30.17%             500,028             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            8.620055               -13.80%             158,997            2000*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             13.800701            18.750068               35.86%             300,785             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             14.079160            13.800701               -1.98%             333,207             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.974262            14.079160                8.52%             208,985             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.479280            12.974262                3.97%             155,239             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         12.800242            19.499977               52.34%              93,751             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.343009            12.800242               -4.07%              97,789             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.755231            13.343009               -3.00%             109,182             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             23.947713            13.755231              -42.56%             124,085             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.101814            23.947713               97.89%              51,918             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            12.101814               21.02%               1,018            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         11.826254            16.951658               43.34%             107,171             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.319065            11.826254               -4.00%              37,085             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             13.923943            12.319065              -11.53%              37,974             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             12.649846            13.923943               10.07%              29,361             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.581149            12.649846               19.55%              28,359             1999
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.581149                5.81%                   0            1998*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          7.366518             9.823331                33.35%             320,146             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.739393             7.366518               -24.36%             365,417             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.827143             9.739393                -0.89%             460,231             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.060160            9.827143                -2.32%             499,777             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            10.060160                0.60%             288,815            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          12.364584            12.322403               -0.34%              61,864             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.460474            12.364584                7.89%              71,578             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.893906            11.460474                5.20%              90,713             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.930934             10.893906                9.70%              95,680             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.930934                -0.69%              71,512            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          10.271502            13.263661               29.13%              34,239             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.960868            10.271502               -6.29%              40,119             2002
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             11.829701            10.960868               -7.34%              48,674             2001
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             9.896766             11.829701               19.53%              53,242             2000
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                             10.000000            9.896766                -1.03%              35,893            1999*
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------


                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.213262            11.768787               27.74%             144,452             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.571520           9.213262               -20.38%             143,470             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.787029           11.571520               -9.51%             173,893             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.485724           12.787029              -11.73%             186,250             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.429254           14.485724               16.55%             107,315             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.429254               24.29%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.977821            9.809129                22.95%              80,925             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.145818           7.977821               -21.37%              93,312             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.507647           10.145818              -30.07%             146,900             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.662250           14.507647              -17.86%             157,209             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.902825           17.662250               62.00%              55,070             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.902825                9.03%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.047171            9.894401                22.96%               9,381             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.047171               -19.53%               9,916             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.971013            9.831340                23.34%               2,956             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.971013               -20.29%               1,164             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          12.623723           16.076066               27.35%             122,435             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.630021           12.623723              -13.71%             150,637             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.132406           14.630021               11.40%             154,831             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.255628           13.132406               16.67%              72,845             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.495807           11.255628               -2.09%              37,814             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.495807               14.96%                 322             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.237378                2.37%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     7.542705            10.998332               45.81%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.600830           7.542705               -34.98%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.463131           11.600830              -29.53%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.565582           16.463131              -19.95%               2,329             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.737475           20.565582               61.46%               3,581             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.737475               27.37%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.269038            9.553616                31.43%               7,350             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.190492            7.269038               -20.91%               7,350             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.975093           9.190492               -23.25%               9,895             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.363554           11.975093              -26.82%              11,591             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.799816           16.363554               51.52%              25,347             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.799816                8.00%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     9.982657            12.338645               23.60%              16,413             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.145064           9.982657               -24.06%              15,541             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.187744           13.145064               -0.32%              12,920             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.261224           13.187744                7.56%               6,235             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.686779           12.261224                4.92%               4,765             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.686779               16.87%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.610820            10.355238               36.06%               3,848             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.610820               -23.89%              13,112             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.722981            9.609681                24.43%              46,607             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.006915           7.722981               -29.84%              49,970             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.397461           11.006915              -23.55%              68,964             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.386683           14.397461              -12.41%              79,534             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.756741           16.386683               28.46%              39,599             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.756741               27.57%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       8.771190            11.118412               26.76%             287,629             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.440825           8.771190               -23.33%             305,013             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.193664           11.440825              -13.29%             361,950             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.726559           13.193664              -10.41%             394,255             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.365124           14.726559               19.10%             247,877             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.365124               23.65%               1,686             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          9.707308            11.615394               19.66%              68,672             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.803122           9.707308               -17.76%              78,723             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.180436           11.803122              -10.45%              99,575             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.433832           13.180436               -1.89%              99,565             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.205549           13.433832               10.06%              44,194             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.205549               22.06%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       12.290233           12.700446                3.34%              75,249             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.386105           12.290233                7.94%             109,250             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.675429           11.386105                6.66%             105,157             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.787093            10.675429                9.08%              50,314             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.787093                -2.13%                 847             1999*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.214304           13.134952               28.59%             249,543             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.462000           10.214304              -18.04%             288,108             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.297371           12.462000               -6.28%             299,344             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.432231           13.297371                6.96%             256,001             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.848469           12.432231                4.93%             151,233             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.848469               18.48%               1,549             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       8.676036            11.376316               31.12%             235,840             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.587267           8.676036               -31.07%             259,931             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.494279           12.587267              -18.76%             324,414             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.641868           15.494279              -12.17%             344,589             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.012933           17.641868               35.57%             180,701             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           13.012933               30.13%              1, 201             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         7.538157            9.451656                25.38%             139,117             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.367024            7.538157                 2.32%             134,447             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.468211            7.367024               -13.00%             163,190             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.080460           8.468211               -23.58%              95,145             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.382374           11.080460                6.72%              55,419             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.382374                3.82%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.757996            10.971102               41.42%              67,015             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.862700            7.757996               -21.34%              72,708             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.687275           9.862700               -22.26%              82,396             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.890221           12.687275              -20.16%              80,303             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.294949           15.890221               40.68%              54,276             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.294949               12.95%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.732121            10.938143               41.46%              24,670             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.732121               -22.68%               5,410             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           11.014882           13.961332               26.75%             207,483             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.315058           11.014882              -10.56%             213,161             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.231074           12.315058              -13.46%             277,474             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.447579           14.231074               -7.88%             274,120             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.600399           15.447579               22.60%             127,599             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.600399               26.00%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.132142                1.32%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.808058            8.717183                28.04%              80,570             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.829438            6.808058               -22.89%              89,867             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.450878           8.829438               -15.51%             101,877             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.777351           10.450878              -18.21%             113,236             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.419643           12.777351                2.88%              53,366             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.419643               24.20%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.446470            11.603120               55.82%              19,241             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.446470               -25.54%                 263             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        7.897653            10.250526               29.79%              38,342             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.684106           7.897653               -26.08%              20,652             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.317063           10.684106              -13.26%              14,840             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.954430           12.317063              -11.73%              10,623             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.925844           13.954430               17.01%               3,512             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.925844               19.26%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.701562               37.02%               2,652             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     13.571367           18.045837               32.97%              44,802             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.226571           13.571367              -16.36%              54,030             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.650563           16.226571               -2.55%              55,825             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.634711           16.650563               13.77%              21,219             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.255745           14.634711               19.41%               2,577             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.255745               22.56%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       10.221629           12.342012               20.74%              27,029             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.027593           10.221629                1.94%              32,776             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.744373            10.027593                2.91%              34,286             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.757403           9.744373                -9.42%              16,819             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.556787           10.757403                1.90%              10,766             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.556787                5.57%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.807349            11.109704               63.20%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.132085            6.807349               -16.29%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.685889            8.132085                -6.38%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.685889               -13.14%                   0             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.508471            12.250675               63.16%              15,502             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.508471               -24.92%               2,384             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.816690            12.316294               39.69%                 993             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.816690               -11.83%                 993             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.411957            11.402022               35.06%              10,802             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.411957               -15.58%                 974             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        1.917037            2.938715                53.29%               6,524             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.392912            1.917037               -43.50%               6,524             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.999315            3.392912               -43.45%               6,524             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           5.999315               -40.01%                 858             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.129086            10.925455               53.25%               6,711             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.129086               -28.71%               1,874             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.934323            9.729024                22.62%               9,738             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.934323               -20.66%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.654152           12.745923                0.73%             143,616             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.546116           12.654152                9.60%             219,949             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.902126           11.546116                5.91%             194,718             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.809384            10.902126               11.41%             107,028             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.172348           9.809384                -3.57%              70,311             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.172348                1.72%                 442             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.623680            6.060807                31.08%              39,324             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.568981            4.623680               -29.61%              46,848             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.257262            6.568981               -29.04%              79,234             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.759401           9.257262               -27.45%              93,667             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.390885           12.759401                2.97%              77,387             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.390885               23.91%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.869101            6.521138                33.93%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.496891            4.869101               -25.05%               1,928             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.221767            6.496891               -29.55%               1,515             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.221767                -7.78%                   0             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.769802            10.383768               33.64%               1,425             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.769802               -22.30%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.933326            10.584735                6.56%              17,842             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.933326                -0.67%              21,070             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.530058            10.700165               12.28%              19,300             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.530058                -4.70%               9,949             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.033690            10.709575               18.55%              12,901             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.033690                -9.66%               3,599             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.586354            10.738253               25.06%               4,166             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.586354               -14.14%               3,493             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.234496            10.723013               30.22%              29,882             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.234496               -17.66%              14,284             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    8.131671            11.253065               38.39%              44,998             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.074320           8.131671               -37.80%              45,163             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.999657           13.074320              -31.19%              56,143             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             22.735718           18.999657              -16.43%              61,218             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.461498           22.735718               82.45%              35,107             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.461498               24.61%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        11.222643           11.151696               -0.63%             260,219             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.228670           11.222643               -0.05%             509,690             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.976083           11.228670                2.30%             604,443             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.482530           10.976083                4.71%             399,735             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.124383           10.482530                3.54%             187,333             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.124838                1.24%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.680809            10.930890               25.92%              80,362             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.636664           8.680809               -18.39%             104,372             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.216049           10.636664              -12.93%             130,300             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.637807           12.216049               -3.34%             122,724             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.966903           12.637807                5.61%              70,583             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.966903               19.67%                 137             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.130827            11.324577               24.03%               2,331             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.130827                -8.69%               3,357             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.491533            11.274248               50.49%              14,500             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.491533               -25.08%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.291847            9.797330                34.36%              21,465             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.897097            7.291847               -26.32%              23,024             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.345376           9.897097               -19.83%              26,080             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.257588           12.345376              -13.41%              37,859             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.745400           14.257588               21.39%              17,243             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.745400               17.45%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.571411               35.71%                 755             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.762003            12.943374               32.59%              20,713             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.818626           9.762003               -34.12%              21,119             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.831886           14.818626              -11.96%              25,869             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.331712           16.831886              -17.21%              21,777             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           20.331712              103.32%               4,348             1999*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       15.893715           24.618843               54.90%              36,779             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             22.097595           15.893715              -28.07%              38,662             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.445777           22.097595               26.66%              44,193             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.886176           17.445777                9.82%              20,818             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.584102           15.886176               26.24%              13,780             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.584102               25.84%                 310             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   13.820149           19.244942               39.25%              34,651             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.928867           13.820149              -18.36%              40,372             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.376589           16.928867               -7.88%              38,258             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.087592           18.376589                7.54%              39,787             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.014774           17.087592               42.22%              21,133             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.014774               20.15%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT J.P. Morgan GVIT     8.695502            10.168075               16.93%              43,928             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.042076           8.695502               -13.41%               66,716            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.557899           10.042076               -4.89%               73,115            2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.728485           10.557899               -1.59%               52,081            2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.770735           10.728485               -0.39%               13,101            1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.770735                7.71%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.936481           13.215501               10.72%               33,896            2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.274938           11.936481                5.87%               52,740            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.959378           11.274938                2.88%               51,793            2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.503468           10.959378                4.34%               26,619            2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.473496           10.503468                0.29%                4,006            1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.473496                4.73%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.216955            6.194175                18.73%              173,114            2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.283990            5.216955               -16.98%              226,362            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.141323            6.283990               -22.81%              251,378            2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.141323               -18.59%              239,499            2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.348897            3.397584                44.65%              133,068            2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.027049            2.348897               -41.67%              176,205            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.506406            4.027049               -38.11%              218,784            2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           6.506406               -34.94%              278,177            2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.095326            10.309227               45.30%                6,618            2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.095326               -29.05%                5,264            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.533041            6.022291                32.85%             100,012             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.183160            4.533041               -26.69%             113,532             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.178071            6.183160               -24.39%             182,014             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.178071               -18.22%             143,228             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.742909            10.287726               32.87%              15,635             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.742909               -22.57%              14,208             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.199437               21.99%                  82             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.853218            12.820605               30.12%              39,486             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.566133           9.853218               -27.37%              35,088             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.949218           13.566133               -2.75%              38,175             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.966839           13.949218               -0.13%              29,065             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.305897           13.966839               13.50%              14,055             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.305897               23.06%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           10.015684                0.16%                   0             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      9.878424            12.493396               26.47%              70,924             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.157405           9.878424               -30.22%              80,600             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             19.027345           14.157405              -25.59%              99,654             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.820318           19.027345               -8.61%              94,090             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.700471           20.820318               51.97%              27,943             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           13.700471               37.00%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.957418            11.949322               33.40%              27,571             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.957935           8.957418               -25.09%              28,265             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.462618           11.957935               -4.05%              52,935             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.531553           12.462618               -0.55%              52,582             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.819096           12.531553                6.03%              34,451             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.819096               18.19%                 789             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      9.967175            12.361526               24.02%              85,593             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.978216           9.967175               -28.69%              92,734             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.596567           13.978216              -32.13%             115,916             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             23.496887           20.596567              -12.34%             117,098             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.959156           23.496887               81.31%              46,475             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.959156               29.59%                 678             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.957031           14.168379               29.31%             119,030             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.170607           10.957031              -27.77%             122,041             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.574219           15.170607              -13.68%             137,694             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.836627           17.574219               -1.47%             111,545             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.750719           17.836627               39.89%              46,051             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.750719               27.51%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.233382               42.33%              13,610             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.356923            8.978200                41.23%              39,672             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.267491            6.356923               -23.11%              50,944             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.518646            8.267491               -13.14%              48,506             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.518646                -4.81%              14,817             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      9.355937            11.707682               25.14%             193,144             2003
   Account Funds -
   Oppenheimer Main
   Street(R)Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.667724           9.355937               -19.81%             202,171             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.152642           11.667724              -11.29%             274,578             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.599387           13.152642               -9.91%             230,236             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.147153           14.599387               20.19%              98,584             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.147153               21.47%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.730519            9.106093                35.30%              84,645             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.313641            6.730519               -27.73%              82,771             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.795001            9.313641                -4.91%              58,104             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.795001                -2.05%              29,013             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.783491           23.717411               26.27%               6,874             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.415214           18.783491                7.86%               6,221             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.018934           17.415214                8.72%               3,302             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.562396           16.018934               10.00%               1,959             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.398245           14.562396               27.76%                 370             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           11.398245               13.98%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             4.088676            5.723928                39.99%              27,126             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.014503            4.088676               -32.02%              26,545             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.617166            6.014503               -30.20%              46,695             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.617166               -13.83%              15,237             2000*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.770483           18.699570               35.79%              21,681             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.055442           13.770483               -2.03%              35,884             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.959009           14.055442                8.46%              31,304             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.466313           12.959009                3.95%               6,987             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         12.772187           19.447415               52.26%              11,127             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.320519           12.772187               -4.12%              10,474             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.739047           13.320519               -3.05%              11,914             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             23.931619           13.739047              -42.59%              13,822             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.099788           23.931619               97.79%               9,653             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           12.099788               21.00%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         11.800336           16.905954               43.27%              11,079             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.298301           11.800336               -4.05%               3,052             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.907561           12.298301              -11.57%               2,353             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.641312           13.907561               10.02%               3,614             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.579367           12.641312               19.49%                 753             1999
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.579367                5.79%                   0             1998*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.353509            9.801030                33.28%               2,105             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.727116            7.353509               -24.40%               2,105             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.819759            9.727116                -0.94%               9,091             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.057633           9.819759                -2.37%              20,973             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.057633                0.58%               4,891             1999*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          12.342779           12.294445               -0.39%                 412             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.446057           12.342779                7.83%                 412             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.885745           11.446057                5.15%               4,485             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.928452            10.885745                9.64%               4,485             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.928452                -0.72%                 883             1999*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          10.253363           13.233560               29.07%                 638             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.947049           10.253363               -6.34%                 638             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.820812           10.947049               -7.39%               3,375             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.894290            11.820812               19.47%               3,375             2000
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.894290                -1.06%                 772             1999*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.35%)

(Variable account charges of 1.35% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.233843            11.783152               27.61%             182,671             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.609139           9.233843               -20.46%             176,851             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.841696           11.609139               -9.60%              86,367             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.784787            10.790402               22.83%              37,347             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.183425           8.784787               -21.45%              51,456             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.007673           11.183425              -30.14%              38,090             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.041711            9.877676                22.83%              43,831             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.041711               -19.58%              38,596            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.965608            9.814730                23.21%               7,026             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.965608               -20.34%               5,577            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          12.328634           15.684387               27.22%             271,133             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             14.302552           12.328634              -13.80%             270,045             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.851555           14.302552               11.29%             123,533             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          10.000000           10.230418                2.30%               2,330            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.567283            11.023006               45.67%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.650462           7.567283               -35.05%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.550469           11.650462              -29.61%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.738943            10.160926               31.30%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.794534            7.738943               -20.99%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.755184           9.794534               -23.33%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     10.113964           12.488291               23.48%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.331498           10.113964              -24.13%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.388420           13.331498               -0.43%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

                             ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.605654            10.337754               35.92%              18,315             2003
   Portfolios - Small Cap
   Stock Index Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.605654               -23.94%               2,950            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially      7.703845            9.576172                24.30%              28,812             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.990787           7.703845               -29.91%              30,364             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             14.391057           10.990787              -23.63%              28,098             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Stock Index       8.800186            11.143887               26.63%             460,726             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.490304           8.800186               -23.41%             429,934             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.264252           11.490304              -13.37%             215,596             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable          9.807948            11.723937               19.54%             111,376             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.937596           9.807948               -17.84%             119,606             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.344202           11.937596              -10.54%              29,394             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       12.244728           12.640599                3.23%             269,101             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.355438           12.244728                7.83%             304,300             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.657518           11.355438                6.55%             115,972             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.133398           13.017728               28.46%             675,724             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.375831           10.133398              -18.12%             676,983             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.218906           12.375831               -6.38%             200,797             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth       8.570136            11.226098               30.99%             457,742             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.446254           8.570136               -31.14%             454,001             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             15.336364           12.446254              -18.84%             102,034             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High         7.610038            9.532130                25.26%              92,839             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             7.444808            7.610038                 2.22%              80,381             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.566348            7.444808               -13.09%              51,551             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     8.331809            11.770648               41.27%               9,673             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.602942           8.331809               -21.42%              14,236             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.653448           10.602942              -22.34%               9,971             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.726868            10.919656               41.32%              45,656             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.726868               -22.73%              32,682            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           11.134608           14.098807               26.62%             255,822             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.461548           11.134608              -10.65%             250,200             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             14.415058           12.461548              -13.55%              99,092             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           10.000000           10.125285                1.25%               2,727            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.716136            8.590785                27.91%              38,974             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.719070            6.716136               -22.97%              49,912             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.330777           8.719070               -15.60%              39,497             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value    7.441418            11.583541               55.66%              28,800             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.441418               -25.59%              11,192            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Comstock GVIT        7.808298            10.124293               29.66%              87,240             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.573946           7.808298               -26.16%              63,404             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.202501           10.573946              -13.35%              11,990             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.692316               36.92%               1,202            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid     13.505833           17.940543               32.84%             102,676             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.164624           13.505833              -16.45%              94,179             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.603938           16.164624               -2.65%              14.805             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Federated GVIT       9.964745            12.019681               20.62%              53,668             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.785504            9.964745                 1.83%              50,510             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.518824            9.785504                 2.80%              15,151             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        6.791842            11.703210               63.04%                 249             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.121795            6.791842               -16.38%               1,313             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.683765            8.121795                -6.47%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.503370            12.229998               62.99%              15,911             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.503370               -24.97%               7,086            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.808359            12.292215               39.55%               7,218             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.808359               -11.92%                 886            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.433972            11.379720               34.93%               7,456             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.433972               -15.66%               3,125            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.912655            2.929016                53.14%               2,609             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             3.388600            1.912655               -43.56%               2,830             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             5.997839            3.388600               -43.50%               2,135             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.124249            10.907006               53.10%              10,004             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.124249               -28.76%                 781            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.926832            9.710005                22.50%                 834             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.926832               -20.73%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        12.199721           12.275758                0.62%             442,539             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.142753           12.199721                9.49%             521,027             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.531983           11.142753                5.80%             178,435             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.620133            6.050040                30.95%              50,363             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.570618            4.620133               -29.68%              53,103             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.269045            6.570618               -29.11%              26,804             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.858005            6.499712                33.79%               2,242             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.488671            4.858005               -25.13%               2,242             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.219512            6.488671               -29.62%               1,581             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.764530            10.366220               33.51%               5,881             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.764530               -22.35%               2,445            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.923961            10.564049                6.45%              56,894             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           9.923961                -0.76%              44,964            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.521061            10.679239               12.16%             162,964             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.521061                -4.79%             134,019             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.025163            10.688646               18.43%             142,743             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.025163                -9.75%             143,986             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.578257            10.717277               24.94%              14,258             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.578257               -14.22%              20,453             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.226725            10.702064               30.09%              11,965             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.226725               -17.73%              10,971             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    8.228218            11.375146               38.25%              40,513             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.242999           8.228218               -37.87%              34,716             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             19.264494           13.242999              -31.26%              23,284             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        11.138565           10.056941               -0.73%             335,277             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.155845           11.138565               -0.15%             574,771             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.916008           11.155845                2.20%             283,524             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.659317            10.892809               25.79%              95,785             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.621089           8.659317               -18.47%              97,084             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.210612           10.621089              -13.02%              33,669             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.122198            11.302428               23.90%                   0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.122198                -8.78%               2,669             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.484456            11.252208               50.34%              13,425             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.484456               -25.16%               2,404             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.546232            10.128863               34.22%              10,005             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.252768           7.546232               -26.40%              12,408             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.802092           10.252768              -19.91%               3,889             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.562236               35.62%               1,914             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.725788            12.882319               32.46%              74,069             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.778663           9.725788               -34.19%              75,818             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.803658           14.778663              -12.05%              28,099             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       16.297452           25.218705               54.74%              89,339             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             22.681958           16.297452              -28.15%              96,921             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.925387           22.681958               26.54%              40,059             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   13.879545           19.308104               39.11%              82,552             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.018889           13.879545              -18.45%              85,253             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.493168           17.018889               -7.97%              26,756             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     8.579903            10.022752               16.82%              69,806             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.918634            8.579903               -13.50%              70,897             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.438746           9.918634                -4.98%              38,129             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.622486           12.854836               10.60%              67,286             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.989466           11.622486                5.76%              72,919             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.692772           10.989466                2.77%              28,293             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.201491            6.169559                18.61%             229,932             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.271720            5.201491               -17.06%             222,011             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.133724            6.271720               -22.89%             133,423             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.341922            3.384068                44.50%              54,947             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.019173            2.341922               -41.73%              62,061             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.500322            4.019173               -38.17%              50,285             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.090507            10.291804               45.15%              13,655             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.090507               -29.09%              14,210             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.519598            5.998356                32.72%              86,140             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.171086            4.519598               -26.76%              92,057             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.170438            6.171086               -24.47%             120,719             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.737652            10.270328               32.73%              67,238             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.737652               -22.62%              60,041             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.191193               21.91%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.270302           13.349774               29.98%              89,515             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.154744           10.270302              -27.44%              88,696             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.569299           14.154744               -2.85%              35,058             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           10.008909                0.09%              28,699             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.103131           12.764663               26.34%              70,779             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.494171           10.103131              -30.30%              73,243             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             19.499868           14.494171              -25.67%              31,118             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      8.944911            11.920565               33.27%              28,481             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.953368           8.944911               -25.17%              31,100             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.470576           11.953368               -4.15%              14,706             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.098682           12.511950               23.90%              39,772             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.177025           10.098682              -28.77%              45,895             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.910873           14.177025              -32.20%              30,219             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      11.328575           14.633993               29.18%             241,300             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.700970           11.328575              -27.85%             250,187             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.207193           15.700970              -13.77%             115,203             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.223775               42.24%              24,552             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.339745            8.944883                41.09%             198,282             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.253527            6.339745               -23.19%             256,983             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.512275            8.253527               -13.23%             114,047             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      9.460540            11.826595               25.01%             269,022             2003
   Account Funds -
   Oppenheimer Main
   Street(R)Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.810153           9.460540               -19.89%             264,597             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.326790           11.810153              -11.38%             125,345             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.712333            9.072318                35.16%             293,627             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.297902            6.712333               -27.81%             320,192             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.788444            9.297902                -5.01%             143,805             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             18.691227           23.577028               26.14%               4,886             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.347230           18.691227                7.75%               4,337             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.972670           17.347230                8.61%                 144             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.077618            5.702665                39.85%             106,660             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.004330            4.077618               -32.09%             119,946             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.611387            6.004330               -30.27%              58,049             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.288079           18.026245               35.66%              83,767             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.576808           13.288079               -2.13%              82,097             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.530461           13.576808                8.35%              31,763             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         13.274041           20.191153               52.11%               5,489             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.857976           13.274041               -4.21%               9,443             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.308006           13.857976               -3.15%               1,135             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         11.011517           15.759880               43.12%              17,636             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.487829           11.011517               -4.15%              18,182             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.004291           11.487829              -11.66%              10,090             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.327517            9.756507                33.15%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.702589            7.327517               -24.48%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.804985            9.702589                -1.04%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          12.299186           12.238613               -0.49%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.417180           12.299186                7.73%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.869351           11.417180                5.04%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          10.217139           13.173460               28.93%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.919444           10.217139               -6.43%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.803037           10.919444               -7.49%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.174309            11.689405              27.41%              153,220             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.551890           9.174309              -20.58%              147,101             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.797950           11.551890              -9.74%              138,830             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.534695           12.797950             -11.95%               80,711             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.502898           14.534695              16.25%                4,815             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.502898              25.03%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.728132            10.704526              22.64%               96,574             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.128268           8.728132              -21.57%              114,260             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.953179           11.128268             -30.24%              157,188             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.471172           15.953179             -18.07%               94,633             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.049887           19.471172              61.59%               24,626             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.049887              20.50%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.033520            9.852618               22.64%               24,766             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.033520              -19.66%               12,209            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.957490            9.789838               23.03%                3,646             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.957490              -20.43%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.939203            9.759336               22.93%              117,332             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.939203              -20.61%                8,342            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          12.249189           15.559667              27.03%              164,209             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.232053           12.249189             -13.93%              157,564             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.807784           14.232053              11.12%              114,579             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.005082           12.807784              16.38%               31,072             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.268440           11.005082              -2.34%                  929             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.268440              12.68%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.219974               2.20%                4,292            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.518453            10.935270              45.45%                    0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.592951           7.518453              -35.15%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.494084           11.592951             -29.71%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.656350           16.494084             -20.15%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.826101           20.656350              61.05%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.826101              28.26%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     7.689031            10.080063              31.10%                3,729             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.746211            7.689031              -21.11%                3,729             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.731669           9.746211              -23.45%                3,729             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.441358           12.731669             -27.00%                3,729             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.540306           17.441358              51.13%                1,102             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.540306              15.40%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust-      10.048782           12.388960              23.29%                5,320             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.265780           10.048782             -24.25%                3,078             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.342824           13.265780              -0.58%                3,555             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.436688           13.342824               7.29%                3,264             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.884096           12.436688               4.65%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.884096              18.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.597901            10.311541              35.72%               18,898             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.597901              -24.02%                3,394            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.654150            9.499959               24.12%               43,037             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.936572           7.654150              -30.01%               54,416             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.342049           10.936572             -23.74%               97,163             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.364824           14.342049             -12.36%               68,385             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.772030           16.364824              29.13%                8,354             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.772030              27.72%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index       8.743455            11.055229              26.44%              324,355             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.433642           8.743455              -23.53%              330,147             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.219073           11.433642             -13.51%              303,251             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.792159           13.219073             -10.63%              236,780             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.451705           14.792159              18.80%              130,897             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.451705              24.52%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          9.744716            11.630648              19.35%               61,809             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.878721           9.744716              -17.96%               75,485             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.298747           11.878721             -10.68%               59,420             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.588614           13.298747              -2.13%               31,636             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.377494           13.588614               9.78%                7,602             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.377494              23.77%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       12.176693           12.551247               3.08%              228,723             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.309545           12.176693               7.67%              135,308             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.630687           11.309545               6.39%               81,482             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.770666            10.630687               8.80%               11,893             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.770666               -2.29%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              10.068066           12.914155              28.27%              304,579             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.314799           10.068066             -18.24%              312,125             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.173869           12.314799              -6.52%              244,733             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.347825           13.173869               6.69%               99,488             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.797885           12.347825               4.66%               16,934             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.797885              17.98%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       8.514851            11.136737              30.79%              265,185             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.384853           8.514851              -31.25%              275,636             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.284127           12.384853             -18.97%              325,094             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.446540           15.284127             -12.39%              252,691             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.901477           17.446540              35.23%               43,934             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.901477              29.01%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP High         7.560980            9.456304               25.07%               83,063             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.408079            7.560980                2.06%               75,205             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.537159            7.408079              -13.23%               71,554             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.198884           8.537159              -23.77%               34,419             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.519957           11.198884               6.45%                4,857             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.519957               5.20%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     8.278081            11.676982              41.06%               30,889             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.550644           8.278081              -21.54%               35,252             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.606956           10.550644             -22.46%               42,910             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.085125           13.606956             -20.36%               24,379             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.175055           17.085125              40.33%                8,652             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.175055              21.75%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.718997            10.891962              41.11%               20,289             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.718997              -22.81%                9,133            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           11.062836           13.986657              26.43%              315,602             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.400091           11.062836             -10.78%              334,512             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.365961           12.400091             -13.68%              343,313             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.633362           14.365961              -8.11%              267,440             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.784276           15.633362              22.29%               47,629             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.784276              27.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.114979               1.15%                    0            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.672816            8.522420               27.72%               41,488             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.676041            6.672816              -23.09%               46,167             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.295564           8.676041              -15.73%               54,394             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.619265           10.295564             -18.41%               32.541             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.297109           12.619265               2.62%               11,043             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.297109              22.97%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.433831            11.554180              55.43%                4,599             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.433831              -25.66%                  260            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Comstock GVIT        7.757941            10.043723              29.46%               64,077             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.521790           7.757941              -26.27%               25,295             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.160926           10.521790             -13.48%               11,881             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.812331           12.160926             -11.96%                8,650             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.834345           13.812331              16.71%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.834345              18.34%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.678415              36.78%                4,287            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT Mid     13.418734           17.797782              32.63%               72,276             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.084876           13.418734             -16.58%               59,629             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.547367           16.084876              -2.79%               48,561             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.580726           16.547367              13.49%               14,711             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.241505           14.580726              19.11%                  923             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.241505              22.42%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Federated GVIT       9.900524            11.924059              20.44%               66,674             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.737236            9.900524                1.68%               55,099             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.486372            9.737236                2.64%               37,996             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.499020           9.486372               -9.65%                6,505             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.329379           10.499020               1.64%                  845             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.329379               3.29%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        6.768606            11.018589              62.79%                  136             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.106355            6.768606              -16.50%                  784             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.680573            8.106355               -6.61%                  307             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.680573              -13.19%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.495729            12.198995              62.75%               11,325             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.495729              -25.04%                2,130            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.795864            12.256137              39.34%                  310             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.795864              -12.04%                  167            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.422011            11.346316              34.72%               36,687             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.422011              -15.78%                4,228            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        1.906091            2.914558               52.91%                5,147             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.382136            1.906091              -43.64%               14,556             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.995625            3.382136              -43.59%               14,473             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           5.995625              -40.04%                8,691            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.116977            10.879360              52.86%                3,082             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.116977              -28.83%                  232            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.915587            9.681501               22.31%                  846             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.915587              -20.84%                  119            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        12.121079           12.178075               0.47%              311,150             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.087778           12.121079               9.32%              283,557             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.496056           11.087778               5.64%              139,142             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.467860            10.496056              10.86%               57,683             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.843122            9.467860               -3.81%                2,080             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.843122               -1.57%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.590315            6.001871               30.75%               33,720             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.538172            4.590315              -29.79%               33,312             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.237443            6.538172              -29.22%               33,999             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.764281           9.237443              -27.63%               39,235             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.427070           17.764281               2.71%               17,353             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.427070              24.27%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.841394            6.467638               33.59%                    0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.476357            4.841394              -25.25%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.216139            6.476357              -29.73%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.216139               -7.84%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.756602            10.339912              33.30%                2,700             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.756602              -22.43%                1,503            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.909899            10.533052               6.29%              277,581             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.909899               -0.90%               70,756            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.507569            10.647898              11.99%              516,547             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.507569               -4.92%              147,104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.012363            10.657265              18.25%              725,544             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.012363               -9.88%              206,887            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.566085            10.685816              24.75%              396,256             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.566085              -14.34%              177,512            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.215054            10.670649              29.89%               68,174             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.215054              -17.85%               32,913            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT Mid    8.175099            11.284555              38.04%               68,401             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.177611           8.175099              -37.96%               67,683             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.198852           13.177611             -31.56%               53,264             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             23.032196           19.198852             -16.64%               49,523             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.655972           23.032196              81.99%               14,976             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.655972              26.56%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        11.066732           10.968931              -0.88%              662,052             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.100780           11.066732              -0.31%              909,013             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.878760           11.100780               2.04%              574,816             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.415808           10.878760               4.44%              305,545             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.085474           10.415808               3.28%               44,119             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.085474               0.85%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.603482            10.806133              25.60%              101,981             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.568710           8.603482              -18.59%              145,811             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.169023           10.568710             -13.15%              144,541             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.620906           12.169023              -3.58%               82,124             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.981226           12.620906               5.34%                1,493             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.981226              19.81%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.109258            11.269271              23.71%                3,530             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.109258               -8.91%                4,029            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.473837            11.219200              50.11%               72,741             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.473837              -25.26%                1,605            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.497562            10.048253              34.02%                5,850             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.202185           7.497562              -26.51%                8,317             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.758477           10.202185             -20.04%                7,582             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.771891           12.758477             -13.63%               57,683             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.199950           14.771891              21.08%                2,843             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.199950              22.00%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           13.548477              35.48%                1,235            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       9.671672            12.791193              32.25%               49,920             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.718863           9.671672              -34.29%               40,263             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.761357           14.718863             -12.19%               38,964             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.297724           16.761357             -17.42%               24,488             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           20.297724             102.98%               15,068            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       16.192394           25.018122              54.51%               69,235             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             22.570133           16.192394             -28.26%               72,343             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.864340           22.570133              26.34%               56,807             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.308373           17.864340               9.54%               24,375             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.951308           16.308373              25.92%               11,682             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.951308              29.51%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   13.790055           19.154484              38.90%               86,664             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.934952           13.790055             -18.57%               97,920             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.430186           16.934952              -8.11%               79,628             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.180698           18.430186               7.27%               45,866             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.110854           17.180698              41.86%                1,372             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.110854              21.11%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT J.P. Morgan GVIT     8.524600            9.943010               16.64%               52,128             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.869728            8.524600              -13.63%               33,073             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.403190           9.869728               -5.13%               35,966             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.597955           10.403190              -1.84%               23,722             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.666693           10.597955              -0.64%                5,671             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.666693               6.67%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.547565           12.752538              10.43%              142,847             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.935239           11.547565               5.60%               78,722             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.656316           10.935239               2.62%               46,179             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.238786           10.656316               4.08%               22,642             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.235484           10.238786               0.03%                  510             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.235484               2.35%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      5.178331            6.132757               18.43%              275,766             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.253323            5.178331              -17.19%              389,803             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.122329            6.253323              -23.01%              438,060             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.122329              -18.78%              345,346            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.331479            3.363865               44.28%              165,029             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             4.007355            2.331479              -41.82%              199,736             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.491188            4.007355              -38.26%              298,469             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           6.491188              -35.09%              253,929            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.083279            10.265717              44.93%               12,043             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.083279              -29.17%               10,856            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      4.499478            5.962587               32.52%              213,081             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.152979            4.499478              -26.87%              267,698             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.158972            6.152979              -24.59%              345,597             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.158972              -18.41%              264,842            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.729765            10.244286              32.53%               28,394             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.729765              -22.70%               32,904            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.178822              21.79%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.204085           13.243553              29.79%               37,758             2003
   Guardian Portfolio: -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.084942           10.204085             -27.55%               37,071             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.519679           14.084942              -2.99%               36,543             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.574691           14.519679              -0.38%               20,174             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.874049           14.574691              13.21%                4,594             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.874049              28.74%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.998725               -0.01%                6,476            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.037926           12.663026              26.15%               77,087             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.422615           10.037926             -30.40%               78,872             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.433420           14.422615             -25.78%               86,019             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             21.318413           19.433420              -8.84%               60,505             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.063808           21.318413              51.58%                2,446             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.063808              40.64%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.887227            11.825710              33.06%               23,508             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.894405           8.887227              -25.28%               21,694             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.428094           11.894405              -4.29%               13,128             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.528364           12.428094              -0.80%                7,033             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.846069           12.528364               5.76%                3,665             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.846069              18.46%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.033548           12.412379              23.71%               97,271             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.107081           10.033548             -28.88%              103,305             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.839650           14.107081             -32.31%              133,275             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             23.834283           20.839650             -12.56%              103,103             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.178533           23.834283              80.86%               22,221             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.178533              31.79%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      11.255526           14.517548              28.98%              208,648             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class- Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.623539           11.255526             -27.96%              224,885             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.145209           15.623539             -13.90%              173,799             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.462618           18.145209              -1.72%               98,409             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.231670           18.462618              39.53%               10,776             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.231670              32.23%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.209351              42.09%              105,563            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.314040            8.895100               40.88%              127,299             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.232600            6.314040              -23.30%              172,012             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.502715            8.232600              -13.37%              114,951             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.502715               -4.97%               23,614            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      9.399555            11.732516              24.82%              257,599             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.751920           9.399555              -20.02%              282,735             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.281403           11.751920             -11.52%              265,995             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.779520           13.281403             -10.14%              150,751             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.328212           14.779520              19.88%               13,115             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.328212              23.28%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Strong Opportunity Fund   6.685114            9.021800               34.95%              183,437             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.274332            6.685114              -27.92%              217,118             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.778601            9.274332               -5.16%              172,074             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.778601               -2.21%               26,794            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.570832           23.389566              25.95%                6,052             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.261739           18.570832               7.58%                6,804             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.918288           17.261739               8.44%                4,812             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.507420           15.918288               9.73%                4,452             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.383996           14.507420              27.44%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.383996              13.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             4.061066            5.670913               39.64%               92,107             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.989084            4.061066              -32.19%              114,120             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.602719            5.989084              -30.38%              117,224             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.602719              -13.97%               54,837            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.202435           17.882880              35.45%              106,953             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.509845           13.202435              -2.28%               74,898             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.487759           13.509845               8.18%               37,313             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.487759               3.88%                8,847            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         13.188423           20.030473              51.88%                9,929             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.789595           13.188423              -4.36%               11,600             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.259243           13.789595              -3.29%                9,615             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             24.900624           14.259243             -42.74%                6,421             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.621572           24.900624              97.29%                  338             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.621572              26.22%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         10.940542           15.634516              42.90%                3,455             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.431171           10.940542              -4.29%                4,654             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.959993           11.431171             -11.80%                3,136             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.809742           12.959993               9.74%                3,431             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.908503            11.809742              19.19%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.908503               -0.91%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          7.288675            9.690056               32.95%                7,541             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.665888            7.288675              -24.59%               10,412             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.782879            9.665888               -1.20%               12,304             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.045034           9.782879               -2.61%               12,614             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.045034               0.45%                5,099            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          12.234093           12.155322              -0.64%                1,461             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.374048           12.234093               7.56%                4,001             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.844847           11.374048               4.88%                4,176             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.916014            10.844847               9.37%                3,868             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.916014               -0.84%                  390            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          10.162987           13.083749              28.74%                1,367             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.878118           10.162987              -6.57%                1,451             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.776397           10.878118              -7.63%                1,883             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.881888            11.776397              19.17%                2,025             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.881888               -1.18%                  846            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.154526            11.658279              27.35%                6,571             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.532853           9.154526              -20.62%                5,624             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.783396           11.532853              -9.78%                2,149             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.525483           12.783396             -11.99%                1,130             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.501318           14.525483              16.19%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.501318              25.01%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.709328            10.676053              22.58%                5,018             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.109924           8.709328              -21.61%                6,493             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.935027           11.109924             -30.28%               10,725             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.458849           15.935027             -18.11%               11,370             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.048368           19.458849              61.51%                  175             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.048368              20.48%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.030782            9.844280               22.58%                  349             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.030782              -19.69%                  349            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.954778            9.781540               22.96%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.954778              -20.45%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          12.222795           15.518266              26.96%                2,470             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.208598           12.222795             -13.98%                5,326             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.793204           14.208598              11.06%                5,652             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.998104           12.793204              16.32%                1,285             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.267010           10.998104              -2.39%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.267010              12.67%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.216492               2.16%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     7.502227            10.906133              45.37%                    0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.573823           7.502227              -35.18%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.475303           11.573823             -29.75%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.643272           16.475303             -20.19%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.824482           20.643272              60.97%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.824482              28.24%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.672436            10.053206              31.03%                    0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.730126            7.672436              -21.15%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.717168           9.730126              -23.49%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.430313           12.717168             -27.04%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.538849           17.430313              51.06%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.538849              15.39%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     10.027117           12.355985              23.23%                1,949             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.243925           10.027117             -24.29%                1,949             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.327642           13.243925              -0.63%                1,949             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.428801           13.327642               7.23%                1,949             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.882597           12.428801               4.60%                  366             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.882597              18.83%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.595316            10.302820              35.65%                    0             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.595316              -24.05%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.637651            9.474668               24.05%                  337             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.918541           7.637651              -30.05%                  337             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.325738           10.918541             -23.78%               12,876             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.354471           14.325738             -12.40%               12,798             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.770419           16.354471              28.07%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.770419              27.70%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index       8.724586            11.025774              26.38%                4,789             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.414791           8.724586              -23.57%                5,454             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.204037           11.414791             -13.55%                6,239             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.782794           13.204037             -10.68%                4,966             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.450128           14.782794              18.74%                  762             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.450128              24.50%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          9.723715            11.599710              19.29%                3,887             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.859151           9.723715              -18.01%                5,506             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.283611           11.859151             -10.72%                4,531             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.580004           13.283611              -2.18%                2,912             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.375935           13.580004               9.73%                  337             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.375935              23.76%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       12.154048           12.521545               3.02%                2,315             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.294237           12.154048               7.61%                3,775             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.621724           11.294237               6.33%                3,881             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.767363            10.621724               8.75%                1,687             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.767363               -2.33%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.046372           12.879796              28.20%               19,060             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.294512           10.046372             -18.29%               17,757             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.158890           12.294512              -6.57%                7,608             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.339995           13.158890               6.64%                5,354             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.796399           12.339995               4.61%                3,242             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.796399              17.96%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       8.496503            11.107117              30.73%               12,831             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.364452           8.496503              -31.28%               11,738             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.266755           12.364452             -19.01%               24,288             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.435504           15.266755             -12.44%               23,066             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.899854           17.435504              35.16%                  276             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.899854              29.00%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP High         7.544684            9.431127               25.00%                    0             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.395859            7.544684                2.01%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.527425            7.395859              -13.27%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.191773           8.527425              -23.81%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.518622           11.191773               6.40%                  718             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.518622               5.19%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     8.260228            11.645888              40.99%                3,191             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.533247           8.260228              -21.58%                3,191             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.591466           10.533247             -22.50%                3,191             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.074312           13.591466             -20.40%                4,506             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.173522           17.074312              40.26%                  190             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.173522              21.74%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.716368            10.882746              41.03%                  974             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.716368              -22.84%                  250            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           11.038967           13.949406              26.37%               39,130             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.379644           11.038967             -10.83%               38,165             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.349605           12.379644             -13.73%               34,033             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.623458           14.349605              -8.15%               35,114             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.782661           15.623458              22.22%                4,341             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.782661              27.83%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.111553               1.12%                    0            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.658420            8.499719               27.65%                    0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.661731            6.658420              -23.13%                3,104             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.283843           8.661731              -15.77%                3,729             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.611273           10.283843             -18.46%                3,589             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.295562           12.611273               2.57%                3,871             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.295562              22.96%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.431305            11.544394              55.35%                    0             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.431305              -25.69%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Comstock GVIT        7.741201            10.016970              29.40%                    0             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.504440           7.741201              -26.31%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.147081           10.504440             -13.52%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.803577           12.147081             -12.00%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.832846           13.803577              16.65%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.832846              18.33%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.673781              36.74%                    0            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT Mid     13.389824           17.750446              32.57%                  793             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.058378           13.389824             -16.62%                1,111             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.528554           16.058378              -2.84%                2,611             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.571500           16.528554              13.43%                2,873             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.239965           14.571500              19.05%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.239965              22.40%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Federated GVIT       9.879176            11.892325              20.38%                2,567             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.721174            9.879176                1.63%                1,541             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.475563            9.721174                2.59%                1,650             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.492359           9.475563               -9.69%                1,735             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.328064           10.492359               1.59%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.328064               3.28%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        6.760886            11.000440              62.71%                    0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.101230            6.760886              -16.54%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.679512            8.101230               -6.66%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.679512              -13.20%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.493172            12.188660              62.66%                    0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.493172              -25.07%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.791707            12.244135              39.27%                    0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.791707              -12.08%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.418014            11.335187              34.65%                7,105             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.418014              -15.82%                7,105            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        1.903920            2.909762               52.83%                    0             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.379992            1.903920              -43.67%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.994889            3.379992              -43.62%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           5.994889              -40.05%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.114557            10.870138              52.79%                1,071             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.114557              -28.85%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.911840            9.672009               22.25%                    0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.911840              -20.88%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        12.094979           12.145681               0.42%                8,686             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.069522           12.094979               9.26%               11,940             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.484119           11.069522               5.58%               10,743             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.461864            10.484119              10.80%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.841878            9.461864               -3.86%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.841878               -1.58%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.580410            5.985870               30.68%                2,692             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.527385            4.580410              -29.83%                5,764             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.226923            6.527385              -29.26%                7,310             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.756184           9.226923              -27.67%                8,765             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.425504           12.756184               2.66%                5,330             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.425504              24.26%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.835860            6.456972               33.52%                    0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.472249            4.835860              -25.28%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.215010            6.472249              -29.76%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.215010               -7.85%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.753975            10.331173              33.24%                    0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.753975              -22.46%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.905214            10.522733               6.23%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.905214               -0.95%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.503076            10.637462              11.94%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.503076               -4.97%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.008104            10.646835              18.19%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.008104               -9.92%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.562027            10.675348              24.68%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.562027              -14.38%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.211169            10.660201              29.83%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.211169              -17.89%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT Mid    8.157459            11.254504              37.97%                1,089             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.155873           8.157459              -37.99%                2,836             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.177019           13.155873             -31.40%                3,278             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             23.017640           19.177019             -16.69%                3,768             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.654379           23.017640              81.89%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.654379              26.54%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        11.042864           10.939717              -0.93%               23,118             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.082465           11.042864              -0.36%               22,828             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.866357           11.082465               1.99%               14,851             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.409189           10.866357               4.39%                5,236             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.084183           10.409189               3.22%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.084183               0.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.584915            10.777358              25.54%                7,105             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.551259           8.584915              -18.64%               10,218             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.155152           10.551259             -13.20%                6,475             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.612898           12.155152              -3.63%                6,267             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.979709           12.612898               5.29%                3,921             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.979709              19.80%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.104949            11.258218              23.65%                    0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.104949               -8.95%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.470286            11.208181              50.04%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.470286              -25.30%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.481395            10.021510              33.95%                  258             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.185366           7.481395              -26.55%                2,669             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.743972           10.185366             -20.08%                2,990             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.762540           12.743972             -13.67%                2,626             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.198407           14.762540              21.02%                2,000             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.198407              21.98%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           13.543884              35.44%                    0            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       9.653687            12.760922              32.19%                8,363             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.698966           9.653687              -34.32%                8,363             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.747262           14.698966             -12.23%                8,363             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.290923           16.747262             -17.46%                9,266             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           20.290923             102.91%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       16.157486           24.951544              54.43%                2,258             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             22.532936           16.157486             -28.29%                2,574             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.844017           22.532936              26.28%               14,002             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.298055           17.844017               9.49%               13,037             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.949678           16.298055              25.86%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.949678              29.50%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   13.760315           19.103495              38.83%                3,541             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.907018           13.760315             -18.61%                4,002             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.409209           16.907018              -8.16%                4,070             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.169820           18.409209               7.22%                3,671             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.109325           17.169820              41.79%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.109325              21.09%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT J.P. Morgan GVIT     8.506213            9.916530               16.58%                    0             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.853445            8.506213              -13.67%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.391332           9.853445               -5.18%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.591234           10.391332              -1.89%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.665345           10.591234              -0.69%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.665345               6.65%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.522667           12.718597              10.38%                3,083             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.917216           11.522667               5.55%                2,344             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.644186           10.917216               2.57%                1,131             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.232296           10.644186               4.03%                  988             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.234182           10.232296              -0.02%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.234182               2.34%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      5.170642            6.120554               18.37%               19,100             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.247210            5.170642              -17.23%               19,163             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.118530            6.247210              -23.05%               21,478             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.118530              -18.81%               20,453            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.328014            3.357170               44.21%               10,549             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             4.003432            2.328014              -41.85%               12,685             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.488148            4.003432              -38.30%               17,762             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           6.488148              -35.12%               18,019            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.080856            10.257004              44.86%                    0             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.080856              -29.19%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      4.492787            5.950696               32.45%                8,314             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.146956            4.492787              -26.91%                8,377             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.155155            6.146956              -24.62%                9,728             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.155155              -18.45%               10,254            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.727134            10.235608              32.46%                  903             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.727134              -22.73%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.174698              21.75%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.182084           13.208305              29.72%                1,938             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.061726           10.182084             -27.59%                1,377             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.503162           14.061726              -3.04%                1,377             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.565469           14.503162              -0.43%                1,377             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.872425           14.565469              13.15%                1,377             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.872425              28.72%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.995324               -0.05%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.016277           12.629313              26.09%                3,624             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.398827           10.016277             -30.44%                4,457             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.411326           14.398827             -25.82%                4,813             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             21.304943           19.411326              -8.89%                3,061             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.062035           21.304943              51.51%                  235             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.062035              40.62%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.868057            11.794211              33.00%                    0             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.874797           8.868057              -25.32%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.413995           11.874797              -4.34%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.520433           12.413955              -0.85%                  710             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.844579           12.520433               5.71%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.844579              18.45%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.011907           12.379330              23.65%                2,486             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.083811           10.011907             -28.91%                3,518             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.815942           14.083811             -32.34%               20,266             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             23.819210           20.815942             -12.61%               21,616             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.176875           23.819210              80.77%                  144             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.176875              31.77%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      11.231257           14.478903              28.92%                2,336             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.597781           11.231257             -27.99%                2,503             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.124562           15.597781             -13.94%                1,454             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.450922           18.124562              -1.77%                  989             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.230001           18.450922              39.46%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.230001              32.30%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.204530              42.05%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.305481            8.878533               40.81%                2,366             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.225627            6.305481              -23.34%                2,366             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.499528            8.225627              -13.41%                1,293             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.499528               -5.00%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      9.379287            11.701284              24.76%                7,328             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.732552           9.379287              -20.06%               10,119             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.266293           11.732552             -11.56%               21,427             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.770155           13.266293             -10.18%               19,102             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.326652           14.770155              19.82%                3,469             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.326652              23.27%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Strong Opportunity Fund   6.676060            9.005020               34.89%                  813             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.266486            6.676060              -27.95%                  813             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.775318            9.266486               -5.21%                  813             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.775318               -2.25%                1,529            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.530862           23.327390              25.88%                    0             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.233321           18.530862               7.53%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.900192           17.233321               8.38%                  665             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.498248           15.900192               9.67%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.382564           14.498248              27.37%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.382564              13.83%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             4.055570            5.660359               39.57%                  492             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.984011            4.055570              -32.23%                  492             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.599825            5.984011              -30.42%                  492             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.599825              -14.00%                  492            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.173972           17.835262              35.38%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.487571           13.173972              -2.33%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.473542           13.487571               8.13%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.473542               3.87%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         13.159985           19.977155              51.80%                    0             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.766864           13.159985              -4.41%                  248             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.243025           13.766864              -3.34%                  248             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             24.884920           14.243025             -42.76%                  248             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.619986           24.884920              97.19%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.619986              26.20%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         10.916950           15.592895              42.83%                    0             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.412316           10.916950              -4.34%                2,163             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.945227           11.412316             -11.84%                2,163             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.802251           12.945227               9.68%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.907247            11.802251              19.13%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.907247               -0.93%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          7.275772            9.668003               32.88%                    0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.653677            7.275772              -24.63%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.775505            9.653677               -1.25%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.042508           9.775505                2.73%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.042508              -0.42%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          12.212410           12.127618              -0.69%                    0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.359653           12.212410               7.51%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.836659           11.359653               4.83%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.913518            10.836659              -8.52%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.913518                0.87%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          10.144994           13.053974              28.67%                    0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.864384           10.144994              -6.62%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.767536           10.864384              -7.67%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.879413            11.767536             -16.05%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.879413                1.22%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.134791            11.627252               27.29%               9,135             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.513844           9.134791               -20.66%               9,135             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.768846           11.513844               -9.83%               7,366             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.690538            10.647602               22.52%               6,620             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.091611           8.690538               -21.65%               6,620             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.916904           11.091611              -30.32%               5,589             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.028048            9.835934                22.52%               1,980             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.028048               -19.72%                 771             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.952075            9.773254                22.90%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.952075               -20.48%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          12.196439           15.476950               26.90%              29,348             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.185172           12.196439              -14.02%              27,675             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.778642           14.185172               11.01%              23,704             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.213008                2.13%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     7.486045            10.877095               45.30%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.554752           7.486045               -35.21%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.456572           11.554752              -29.79%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     7.655883            10.026413               30.96%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.714079            7.655883               -21.19%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.702702           9.714079               -23.53%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     10.005487           12.323079               23.16%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.222072           10.005487              -24.33%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.312463           13.222072               -0.68%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.592743            10.294104               35.58%                   0             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.592743               -24.07%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      7.621164            9.449413                23.99%                 360             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.900528           7.621164               -30.08%               3,570             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.309420           10.900528              -23.82%               1,312             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       8.705780            10.996431               26.31%              32,304             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.395964           8.705780               -23.61%              34,364             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.188992           11.395964              -13.59%              23,632             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          9.702740            11.568814               19.23%               4,155             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.839596           9.702740               -18.05%               6,012             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.268495           11.839596              -10.77%               4,153             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       12.131471           12.491949                2.97%              14,722             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.278978           12.131471                7.56%              19,280             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.612780           11.278978                6.28%               9,017             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              10.024679           12.845461               28.14%             106,478             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.274215           10.024679              -18.33%             120,473             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.143893           12.274215               -6.62%              63,865             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       8.478157            11.077503               30.66%              19,856             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.344049           8.478157               -31.32%              18,578             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.249368           12.344049              -19.05%              20,466             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         7.528392            9.406006                24.94%              22,157             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.383653            7.528392                 1.96%              20,132             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.517712            7.383653               -13.31%              10,092             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     8.242406            11.614887               40.92%               5,418             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.515875           8.242406               -21.62%               5,418             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.576001           10.515875              -22.54%               5,110             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.713742            10.873513               40.96%               9,735             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.713742               -22.86%               4,963             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           11.015156           13.912260               26.30%              17,013             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.359225           11.015156              -10.88%              15,813             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.333260           12.359225              -13.77%               5,986             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.108120                1.08%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   6.644054            8.477086                27.59%                 328             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.647434            6.644054               -23.17%                 328             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.272119           8.647434               -15.82%                 112             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.428775            11.534626               55.27%               3,819             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.428775               -25.71%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        7.724509            9.990303                29.33%               5,056             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.487119           7.724509               -26.34%               2,499             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.133258           10.487119              -13.57%                 665             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.669144               36.69%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     13.360934           17.703153               32.50%               6,177             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.031888           13.360934              -16.66%               5,109             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.509731           16.031888               -2.89%               2,909             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       9.857878            11.860661               20.32%               4,123             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.705141            9.857878                 1.57%               7,680             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.464778            9.705141                 2.54%               3,999             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.753156            10.982304               62.62%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.096093            6.753156               -16.59%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.678451            8.096093                -6.71%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.490620            12.178340               62.58%               1,650             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.490620               -25.09%               1,140             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.787543            12.232126               39.20%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.787543               -12.12%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.414030            11.324074               34.59%               7,531             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.414030               -15.86%               1,485             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.901728            2.904946                52.75%               5,291             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.377839            1.901728               -43.70%               5,291             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.994151            3.377839               -43.65%               5,175             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.112126            10.860924               52.71%                   0             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.112126               -28.88%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.908084            9.662506                22.19%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.908084               -20.92%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.068906           12.113343                0.37%              51,861             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.051278           12.068906                9.21%              77,494             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.472185           11.051278                5.53%              18,859             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.570511            5.969902                30.62%              12,710             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.516595            4.570511               -29.86%              12,710             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.216406            6.516595               -29.29%              10,972             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.830339            6.446338                33.46%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.468145            4.830339               -25.32%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.213885            6.468145               -29.80%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.751335            10.322414               33.17%                 818             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.751335               -22.49%                 908             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.900522            10.512395                6.18%              71,599             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.900522                -0.99%              13,958             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.498578            10.627027               11.88%             166,895             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.498578                -5.01%              69,835             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.003831            10.636383               18.13%             187,606             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.003831                -9.96%              21,154             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change in   Number of           Period
                             Value at            Unit Value at      Accumulation Unit   Accumulation
                             Beginning of        End of Period      Value               Units at End of
                             Period                                                     Period
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.557964            10.664866               24.62%             110,693             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.557964               -14.42%              77,400             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.207270            10.649717               29.76%              22,586             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.207270               -17.93%               8,896             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    8.139837            11.224491               37.90%                 196             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.134144           8.139837               -38.03%                 196             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             19.155179           13.134144              -31.43%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        11.019038           10.910569               -0.98%              76,812             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.064171           11.019038               -0.41%              79,347             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.853962           11.064171                1.94%               4,955             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.566400            10.748649               25.47%              24,845             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.533860           8.566400               -18.68%              28,298             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.141316           10.533860              -13.24%              10,581             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.100645            11.247196               23.59%                   0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.100645                -8.99%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.466744            11.197192               49.96%               6,417             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.466744               -25.33%                 825             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.465251            9.994811                33.88%                 686             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.168561           7.465251               -26.58%                 686             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.729459           10.168561              -20.12%                 172             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.539299               35.39%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.635711            12.730702               32.12%               2,655             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.679081           9.635711               -34.36%               3,059             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.733188           14.679081              -12.28%               3,677             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       16.122626           24.885091               54.35%               8,077             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             22.495777           16.122626              -28.33%               8,560             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.823704           22.495777               26.21%               5,559             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   13.730651           19.052645               38.76%              23,244             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.879142           13.730651              -18.65%              24,266             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.388267           16.879142               -8.21%               8,774             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     8.487853            9.890109                16.52%               2,064             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.837192            8.487853               -13.72%               2,064             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.379505           9.837192                -5.22%               2,306             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.497820           12.684724               10.32%              23,238             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.899202           11.497820                5.49%               8,752             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.632058           10.899202                2.51%               1,839             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.162942            6.108331                18.31%              29,299             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.241085            5.162942               -17.27%              31,016             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.114733            6.241085               -23.09%              24,360             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.324540            3.350462                44.13%               5,231             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.999498            2.324540               -41.88%               5,231             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.485104            3.999498               -38.33%               2,506             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.078454            10.248317               44.78%                 668             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.078454               -29.22%                 562             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.486092            5.938819                32.38%               8,306             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.140922            4.486092               -26.95%               8,306             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.151333            6.140922               -24.66%               6,193             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.724506            10.226942               32.40%               1,652             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.724506               -22.75%               1,652             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.170561               21.71%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.160128           13.173140               29.66%               6,623             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.038550           10.160128              -27.63%               6,607             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.486662           14.038550               -3.09%               1,411             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.991948                -0.08%                  70             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      9.994652            12.595653               26.02%              12,013             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.375068           9.994652               -30.47%              12,692             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             19.389212           14.375068              -25.86%               5,510             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      8.848923            11.762808               32.93%               5,437             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.855202           8.848923               -25.36%               5,390             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.399807           11.855202               -4.39%               5,604             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      9.990303            12.346352               23.58%              13,483             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.060573           9.990303               -28.95%              12,174             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             20.792245           14.060573              -32.38%               7,231             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      11.207016           14.440322               28.85%              64,812             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.572047           11.207016              -28.03%              74,764             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             18.103937           15.572047              -13.99%              36,916             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.199720               42.00%              30,849             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.296936            8.862004                40.74%              37,658             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.218658            6.296936               -23.38%              44,474             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.496340            8.218658               -13.45%              16,164             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      9.359056            11.670124               24.69%               9,682             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.713202           9.359056               -20.10%              18,496             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.251196           11.713202              -11.61%               7,567             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.667013            8.988254                34.82%              78,574             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.258644            6.667013               -27.99%             105,405             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.772041            9.258644                -5.25%              56,630             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             18.490922           23.265299               25.82%               2,717             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             17.204918           18.490922                7.47%               2,489             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.882098           17.204918                8.33%                  36             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.050054            5.649809                39.50%               4,932             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.978929            4.050054               -32.26%               4,053             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.596944            5.978929               -30.45%               2,399             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.145572           17.787794               35.31%              24,878             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.465327           13.145572               -2.37%              18,139             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.459341           13.465327                8.07%               1,514             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         13.131584           19.923949               51.73%                 724             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.744142           13.131584               -4.46%                 724             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.226803           13.744142               -3.39%                  16             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         10.893391           15.551352               42.76%                   0             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.393485           10.893391               -4.39%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.930490           11.393485              -11.89%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.262866            9.645954                32.81%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.641466            7.262866               -24.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.768142            9.641466                -1.30%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          12.190797           12.100015               -0.74%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.345314           12.190797                7.45%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.828504           11.345314                4.77%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          10.127019           13.024218               28.61%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.850657           10.127019               -6.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.758678           10.850657                7.72%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.115086            11.596281              27.22%              168,408             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.494846           9.115086              -20.70%              162,536             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.754306           11.494846              -9.87%               52,760             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.507084           12.754306             -12.08%                9,969             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.498159           14.507084              16.07%                3,086             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.498159              24.98%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.671800            10.619263              22.46%               49,485             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- -------------------                    ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.073317           8.671800              -21.69%               58,813             2002
   ------------------------- -------------------                    ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.898785           11.073317             -30.35%               50,246             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.434239           15.898785             -18.19%               30,079             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.045328           19.434239              61.34%                  445             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.045328              20.45%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.025314            9.827587               22.46%               47,532             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.025314              -19.75%               39,223            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.949373            9.764966               22.84%                4,874             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.949373              -20.51%                6,989            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          12.170125           15.435721              26.83%              206,434             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.161782           12.170125             -14.06%              225,729             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.764086           14.161782              10.95%               81,141             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.984159           12.764086              16.20%                3,487             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.264161           10.984159              -2.49%                  145             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.264161              12.64%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.209525               2.10%               41,832            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     7.469866            10.848074              45.22%                    0             2003
   Global Post-Venture
   Capital Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.535653           7.469866              -35.25%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.437806           11.535653             -29.82%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.617144           16.437806             -20.27%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.821248           20.617144              60.80%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.821248              28.21%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.639349            9.999695               30.90%                1,218             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.698035            7.639349              -21.23%                1,218             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.688214           9.698035              -23.57%                1,458             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.408242           12.688214             -27.11%                  903             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.535935           17.408242              50.90%                  531             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.535935              15.36%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     9.983912            12.290259              23.10%                  486             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.200277           9.983912              -24.37%                  500             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.297317           13.200277              -0.73%                3,890             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.413046           13.297317               7.12%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.879593           12.413046               4.49%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.879593              18.80%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.590152            10.285373              35.51%               18,814             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.590152              -24.10%                6,956            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      7.604702            9.424231               23.93%               43,894             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.882532           7.604702              -30.12%               36,976             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.293123           10.882532             -23.86%               22,959             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.333747           14.293123             -12.49%               16,334             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.767196           16.333747              27.94%                6,848             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.767196              27.67%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index       8.686976            10.976119              26.25%              232,397             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.377149           8.686976              -23.65%              268,612             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.173971           11.377149             -13.64%              154,230             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.764046           13.173971             -10.77%               54,601             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.446981           14.764046              18.62%                3,548             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.446981              24.47%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          9.681804            11.537984              19.17%               69,120             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.820057           9.681804              -18.09%               78,696             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.253384           11.820057             -10.81%               35,429             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.562791           13.253384              -2.28%                4,030             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.372807           13.562791               9.62%                  158             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.372807              23.73%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       12.108907           12.462369               2.92%              209,370             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.263725           12.108907               7.50%              216,374             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.603847           11.263725               6.22%               49,328             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.760781            10.603847               8.64%                3,007             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.760781               -2.39%                  594            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              10.003066           12.811259              28.07%              376,685             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.253980           10.003066             -18.37%              356,212             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.128922           12.253980              -6.66%              137,884             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.324339           13.128922               6.53%               37,928             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.793413           12.324339               4.50%                5,843             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.793413              17.93%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       8.459859            11.047999              30.59%              216,320             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.323670           8.459859              -31.35%              230,052             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.232000           12.323670             -19.09%              170,494             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.413426           15.232000             -12.53%              118,199             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.896602           17.413426              35.02%               43,036             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.896602              28.97%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP High         7.512154            9.380947               24.88%               70,746             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.371466            7.512154                1.91%               70,358             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.508002            7.371466              -13.36%               30,287             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.177582           8.508002              -23.88%                6,719             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.515966           11.177582               6.29%                  356             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.0000000          10.515966               5.16%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     8.224601            11.583907              40.84%               16,453             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.498504           8.224601              -21.66%               23,629             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.560524           10.498504             -22.58%               33,057             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.052691           13.560524             -20.48%               22,141             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.170445           17.052691              40.12%                  260             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.170445              21.70%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.711109            10.864300              40.89%               45,643             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.711109              -22.89%               28,410            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.991394           13.875191              26.24%              271,696             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.338834           10.991394             -10.92%              260,485             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.316943           12.338834             -13.82%              132,739             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.603664           14.316943              -8.25%               48,688             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.779434           15.603664              22.10%               10,453             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.779434              27.79%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.104687               1.05%                1,012            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   6.629704            8.454474               27.52%               41,904             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.633163            6.629704              -23.21%               53,623             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.260418           8.633163              -15.86%               20,861             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.595275           10.260418             -18.54%                5,101             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.292450           12.595275               2.46%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.292450              22.92%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.426249            11.524844              55.19%               26,777             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.426249              -25.74%                5,593            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Comstock GVIT        7.707824            9.963657               29.27%               88,917             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.469799           7.707824              -26.38%               58,045             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.119427           10.469799             -13.61%                6,209             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.786084           12.119427             -12.09%                5,478             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.829858           13.786084              16.54%                  690             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.829858              18.30%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.664512              36.65%                  293            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT Mid     13.332102           17.655987              32.43%               81,045             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.005443           13.332102             -16.70%               75,022             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.490935           16.005443              -2.94%               21,841             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.553031           16.490935              13.32%                4,708             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.236869           14.553031              18.93%                  120             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.236869              22.37%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Federated GVIT       9.836609            11.829065              20.26%               53,811             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.689126            9.836609                1.52%               47,815             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.453988            9.689126                2.49%               18,501             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.479056           9.453988               -9.78%                3,405             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.325454           10.479056               1.49%                  777             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.325454               3.25%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        6.745447            10.964194              62.54%                2,602             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.090952            6.745447              -16.63%                7,516             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.677386            8.090952               -6.76%                3,287             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.677386              -13.23%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.488067            12.167999              62.50%                9,837             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.488067              -25.12%                3,918            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.783377            12.220120              39.13%               12,755             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.783377              -12.17%                5,136            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.410033            11.312952              34.52%               38,428             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.410033              -15.90%               20,596            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        1.899557            2.900164               52.68%                1,162             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.375688            1.899557              -43.73%                1,162             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.993413            3.375688              -43.68%                  706             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           5.993413              -40.07%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.109711            10.851730              52.63%               10,736             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.109711              -28.90%                3,548            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.904327            9.653025               22.12%                  615             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.904327              -20.96%                   59            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        12.042881           12.081076               0.32%              238,408             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.033039           12.042881               9.15%              301,590             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.460250           11.033039               5.48%               64,235             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.449856            10.460250              10.69%                6,302             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.839387            9.449856               -3.96%                1,188             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.839387               -1.61%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.560642            5.953998               30.55%               48,689             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.505832            4.560642              -29.90%               49,226             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.205900            6.505832              -29.33%               32,998             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.740010           9.205900              -27.74%               30,031             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.422359           12.740010               2.56%               18,980             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.422359              24.22%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.824815            6.435697               33.39%                  710             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.464037            4.824815              -25.36%                  710             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.212757            6.464037              -29.84%                  329             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.212757               -7.87%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.748697            10.313672              33.10%               12,418             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.748697              -22.51%                1,546            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.895838            10.502098               6.13%              162,571             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.895838               -1.04%               43,219            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.494075            10.616601              11.82%              242,387             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.494075               -5.06%               57,606            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.999570            10.625957              18.07%              300,999             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.999570              -10.00%              102,411            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.553922            10.654414              24.56%              247,166             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.553922              -14.46%               48,463            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.203385            10.639301              29.69%               83,391             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.203385              -17.97%               53,460            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT Mid    8.122255            11.194572              37.83%               23,443             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.112455           8.122255              -38.06%               20,583             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.133359           13.112455             -31.47%               12,231             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             22.988509           19.133359             -16.77%                5,937             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.651185           22.988509              81.71%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.651185              26.51%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.995248           10.881482              -1.03%              364,287             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.045897           10.995248              -0.46%              354,487             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.841575           11.045897               1.88%              106,990             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.395950           10.841575               4.29%               42,303             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.081601           10.395950               3.12%                7,486             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.081601               0.82%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.547905            10.720003              25.41%               78,118             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.516473           8.547905              -18.72%               83,504             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.127493           10.516473             -13.28%               43,408             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.596911           12.127493              -3.73%                8,304             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.976682           12.596911               5.18%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.976682              19.77%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.096324            11.236149              23.52%                2,649             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.096324               -9.04%                2,547            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.463213            11.186220              49.88%               22,525             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.463213              -25.37%                2,730            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.449129            9.968174               33.82%                8,823             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.151774           7.449129              -26.62%                7,839             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.714940           10.151774             -20.16%                7,186             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.743816           12.714940             -13.76%                6,053             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.195325           14.743816              20.90%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.195325              21.95%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           13.534705              35.35%                    0            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       9.617770            12.700547              32.05%               57,832             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.659211           9.617770              -34.39%               53,975             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.719097           14.659211             -12.32%               20,728             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.277316           16.719097             -17.55%                1,858             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           20.277316             102.77%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       16.087835           24.818800              54.27%               61,160             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             22.458672           16.087835             -28.37%               67,973             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.803398           22.458672              26.15%               25,199             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.277398           17.803398               9.37%                  341             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.946409           16.277398              25.73%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.946409              29.46%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   13.701015           19.001877              38.69%              131,158             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.851295           13.701015             -18.69%              123,502             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.367325           16.851295              -8.25%               21,984             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.148084           18.367325               7.11%                5,450             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.106268           17.148084              41.65%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.106268              21.06%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT J.P. Morgan GVIT     8.469553            9.863772               16.46%               57,919             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.820962            8.469553              -13.76%               47,013             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.367680           9.820962               -5.27%               25,253             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.577794           10.367680              -1.99%                1,590             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.662651           10.577794              -0.80%                1,116             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.662651               6.63%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.473014           12.650922              10.27%              119,665             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.881227           11.473014               5.44%               83,817             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.619936           10.881227               2.46%               11,341             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.219313           10.619936               3.92%                4,020             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.231592           10.219313              -0.12%                  744             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.231592               2.32%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      5.155250            6.096134               18.25%              158,076             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.234962            5.155250              -17.32%              195,585             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.110923            6.234962              -23.13%              158,402             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.110923              -18.89%               88,515            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.321074            3.343773               44.06%              105,232             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.995569            2.321074              -41.91%              136,441             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.482069            3.995569              -38.36%               82,760             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           6.482069              -35.18%               83,673            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.076041            10.239640              44.71%               15,518             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.076041              -29.24%               15,720            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      4.479412            5.926958               32.32%               65,146             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.134915            4.479412              -26.98%              101,867             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.147522            6.134915              -24.70%              107,123             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.147522              -18.52%               55,257            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.721869            10.218272              32.33%               29,759             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.721869              -22.78%               30,659            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.166439              21.66%                  150            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.138201           13.138019              29.59%               38,522             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.015386           10.138201             -27.66%               38,438             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.470155           14.015386              -3.14%               15,050             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.547000           14.470155              -0.53%                1,945             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.869170           14.547000              13.04%                  156             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.869170              28.69%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      10.000000           9.988556               -0.11%               22,237            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      9.973058            12.562067              25.96%               84,424             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.351320           9.973058              -30.51%               98,177             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             19.367124           14.351320             -25.90%               38,877             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             21.277954           19.367124              -8.98%               14,631             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.058496           21.277954              51.35%                   23             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.058496              40.58%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      8.829813            11.731426              32.86%               20,429             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.835638           8.829813              -25.40%               18,828             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.385684           11.835638              -4.44%                4,821             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.504542           12.385684              -0.95%                1,244             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.841583           12.504542               5.60%                  571             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.841583              18.42%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      9.968740            12.313446              23.52%               41,202             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.037370           9.968740              -28.98%               43,404             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.768575           14.037370             -32.41%               35,112             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             23.789077           20.768575             -12.70%               20,750             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.173548           23.789077              80.58%                2,490             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.173548              31.74%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      11.182836           14.401857              28.79%              249,588             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.546364           11.182836             -28.07%              241,932             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.083324           15.546364             -14.03%               56,062             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             18.427568           18.083324              -1.87%               16,904             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.226671           18.427568              39.32%                  922             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.226671              32.27%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.194919              41.95%               79,550            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.288389            8.845490               40.66%              316,265             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.211680            6.288389              -23.42%              329,202             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.493145            8.211680              -13.50%               42,169             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.493145               -5.07%                2,570            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      9.338857            11.639025              24.63%              214,581             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.693870           9.338857              -20.14%              245,912             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.236091           11.693870             -11.65%              129,371             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.751442           13.236091             -10.27%               43,247             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.323541           14.751442              19.70%               18,509             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.323541              23.24%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Strong Opportunity Fund   6.657970            8.971514               34.75%              319,959             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.250791            6.657970              -28.03%              323,937             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.768758            9.250791               -5.30%               62,868             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.768758               -2.31%                9,684            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             18.451021           23.203314              25.76%                9,222             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             17.176522           18.451021               7.42%                8,419             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.863998           17.176522               8.27%                2,668             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.479873           15.863998               9.56%                1,744             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.379681           14.479873              24.24%                  388             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.379681              13.80%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             4.044559            5.639279               39.43%              203,467             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.973855            4.044559              -32.30%              186,377             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.594047            5.973855              -30.49%               45,712             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.594047              -14.06%                2,135            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             13.117202           17.740386              35.25%               91,864             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.443112           13.117202              -2.42%               91,615             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.445148           13.443112               8.02%               20,077             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.445148               3.84%                   37            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         13.103231           19.870857              51.65%               11,282             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.721459           13.103231              -4.51%               14,055             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.210596           13.721459              -3.44%               10,487             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             24.853443           14.210596             -42.82%                2,374             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.616797           24.853443              96.99%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.616797              26.17%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         10.869895           15.509939              42.69%                9,972             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.374685           10.869895              -4.44%                3,995             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.915760           11.374685             -11.93%                  181             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.787279           12.915760               9.57%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.904737            11.787279              19.01%                    0             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.904737               -0.95%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          7.250000            9.623995               32.74%                4,511             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.629285            7.250000              -24.71%                4,962             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.760791            9.629285               -1.35%                4,962             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.037475           9.760791               -2.76%                3,470             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.037475               0.37%                1,948            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          12.169213           12.072447              -0.80%                1,314             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.330985           12.169213               7.40%                  750             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.820355           11.330985               4.72%                  750             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.908553            10.820355               9.20%                  750             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.908553               -0.91%                  750            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          10.109062           12.994526              28.54%                1,564             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.836929           10.109062              -6.72%                1,564             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.749812           10.836929              -7.77%                1,564             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.874460            11.749812              18.99%                1,031             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.874460               -1.26%                  432            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.834929            8.691036               27.16%                2,898             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.623786            6.834929              -20.74%                2,932             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.573565            8.623786               -9.92%                5,528             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.894734           9.573565              -12.13%                3,892             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.894734               8.95%                   68            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          6.823270            8.351354               22.40%                  924             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.717309            6.823270              -21.73%                1,776             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.522513           8.717309              -30.39%                3,457             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.314929           12.522513             -18.23%                2,702             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           15.314929              53.15%                   48            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          8.022584            9.819250               22.40%                  507             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.022584              -19.77%                  488            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          7.946664            9.756701               22.78%                    0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.946664              -20.53%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          9.713280            12.313381              26.77%                3,412             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.308628           9.713280              -14.11%                1,600             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.197744           11.308628              10.89%                1,958             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.780117            10.197744              16.15%                1,003             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.780117              -12.20%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century          10.000000           10.206041               2.06%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     5.651258            8.202843               45.15%                    0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.731633            5.651258              -35.28%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.448592           8.731633              -29.86%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.621586           12.448592             -20.31%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           15.621586              56.22%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Credit Suisse Trust -     6.419202            8.398286               30.83%                    0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.153235            6.419202              -21.27%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.672586           8.153235              -23.61%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.650223           10.672586             -27.15%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.650223              46.50%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.501271            9.229428               23.04%                    0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.922893            7.501271              -24.40%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000956           9.922893               -0.78%                2,095             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.340613            10.000956               7.07%                2,016             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.340613               -6.59%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment        7.587564            10.276639              35.44%                    0             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.587564              -24.12%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially      5.517158            6.833733               23.86%                6,203             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.899217            5.517158              -30.16%                6,732             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.380157           7.899217              -23.90%                8,290             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.868131           10.380157             -12.54%                7,175             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.868131              18.68%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Stock Index       6.341490            8.001922               26.18%               34,636             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.309551            6.341490              -23.68%               34,636             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.626823            8.309551              -13.68%               35,765             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.794215           9.626823              -10.81%               37,329             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.794215               7.94%                2,845            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable          7.258882            8.646151               19.11%                3,850             2003
   Investment Fund -
   Appreciation Portfolio:
   Initial Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.866534            7.258882              -18.13%                4,653             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.946799            8.866534              -10.86%                6,320             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.184154           9.946799               -2.33%                1,722             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.184154               1.84%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance       12.086367           12.432845               2.87%               18,029             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.248475           12.086367               7.45%                  483             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.594913           11.248475               6.17%                  483             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.757496            10.594913               8.58%                  483             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.757496               -2.43%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP              7.544918            9.658120               28.01%                6,376             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.247408            7.544918              -18.41%               16,043             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.912757            9.247408               -6.71%               14,839             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.309967            9.912757                6.47%                4,448             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.309967               -6.90%                  413            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth       5.977313            7.801994               30.53%               33,317             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.711728            5.977313              -31.39%               35,056             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.773174           8.711728              -19.13%               33,524             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.322268           10.773174             -12.57%                7,582             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.322268              23.22%                4,941            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High         6.490761            8.101344               24.81%                1,540             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.372448            6.490761                1.86%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.358723            6.372448              -13.40%                1,821             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.672582            7.358723              -23.92%                2,708             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.672582               -3.27%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     6.288770            8.852908               40.77%                4,451             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.031546            6.288770              -21.70%                3,574             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.379362           8.031546              -22.62%                6,057             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.058898           10.379362             -20.52%                5,984             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           13.058898              30.59%                  254            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas     7.708483            10.855078              40.82%                2,027             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.708483              -22.92%                1,198            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           7.932488            10.008646              26.17%               11,890             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.909469            7.932488              -10.97%                7,221             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.343090           8.909469              -13.86%                9,373             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.278366           10.343090              -8.29%                6,573             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.278366              12.78%                2,835            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II           10.000000           10.101245               1.01%                    0            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Growth   5.187189            6.611555               27.46%                5,310             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.758171            5.187189              -23.25%                4,139             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.036133            6.758171              -15.90%                5,059             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.869824            8.036133              -18.58%                4,148             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.869824               -1.30%                   68            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value    7.423709            11.515065              55.11%                    0             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.423709              -25.76%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Comstock GVIT        6.017346            7.774478               29.20%                    0             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.177730            6.017346              -26.42%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.471062            8.177730              -13.66%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.778958           9.471062              -12.13%               50,057             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.778958               7.79%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.659878              36.60%                    0            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid     10.471383           13.860424              32.36%                5,554             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.577501           10.471383             -16.75%                4,195             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.965645           12.577501              -2.99%                4,198             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.676620            12.965645              13.26%                3,656             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.447800              14.48%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Federated GVIT       9.069535            10.901080              20.19%                  258             2003
   High Income Bond Fund:
   Class I  - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.938092            9.069535                1.47%                  258             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.725646            8.938092                2.43%                  258             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.676620            8.725646               -9.83%                  258             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.676620               -3.23%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        6.737713            10.946077              62.46%                    0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.085801            6.737713              -16.67%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.676322            8.085801               -6.81%                  279             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.676322              -13.24%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.485519            12.157699              62.42%                    0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.485519              -25.14%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.779218            12.208133              39.06%                    0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.779218              -12.21%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.406045            11.301852              34.45%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.406045              -15.94%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        1.897376            2.895359               52.60%                    0             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.373545            1.897376              -43.76%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.992673            3.373545              -43.71%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           5.992673              -40.07%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.107282            10.842520              52.56%                    0             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.107282              -28.93%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.900585            9.643548               22.06%                    0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.900585              -20.99%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        12.387519           12.420485               0.27%               22,533             2003
   Government Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.354552           12.387519               9.10%                3,641             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.770572           11.354552               5.42%                4,758             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.735132            10.770572              10.64%                2,358             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.735132               -2.65%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        3.469794            4.527588               30.49%                1,883             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             4.952256            3.469794              -29.94%                1,878             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.011148            4.952256              -29.37%                1,767             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.707627            7.011148              -27.78%                1,563             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.707627               -2.92%                   68            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        4.819298            6.425076               33.32%                    0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.459936            4.819298              -25.40%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.211629            6.459936              -29.87%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.211629               -7.88%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        7.746056            10.304923              33.03%                    0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.746056              -22.54%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.891153            10.491789               6.07%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.891153               -1.09%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.489589            10.606188              11.77%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.489589               -5.10%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.995312            10.615527              18.01%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.995312              -10.05%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.549857            10.643945              24.49%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.549857              -14.50%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        8.199498            10.628853              29.63%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.199498              -18.01%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT Mid    5.171167            7.123587               37.76%                  146             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.352516            5.171167              -38.09%                  146             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.194050           8.352516              -31.50%                  146             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.658438           12.194050             -16.81%                  146             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.658438              46.58%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.781517           10.664538              -1.08%               14,510             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.836691           10.781517              -0.51%               45,596             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.641677           10.836691               1.83%               52,509             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.209430           10.641677               4.23%                6,060             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.209430               2.09%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        6.675091            8.367042               25.35%                1,772             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.216536            6.675091              -18.76%                1,772             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.480069            8.216536              -13.33%                4,587             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.851989            9.480069               -3.78%                4,658             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.851989               -1.48%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        9.092017            11.225121              23.46%                    0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.092017               -9.08%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.   7.459677            11.175255              49.81%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.459677              -25.40%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        5.641033            7.544804               33.75%                    0             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             7.691601            5.641033              -26.66%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.638561            7.691601              -20.20%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.182210           9.638561              -13.80%                1,156             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.182210              11.82%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT        10.000000           13.530129              35.30%                    0            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       9.599855            12.670461              31.99%                1,037             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.639366           9.599855              -34.42%                  366             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.705019           14.639366             -12.37%                  310             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             20.270503           16.705019             -17.59%                   50             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           20.270503             102.71%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap       11.543278           17.798875              54.19%                3,519             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.122666           11.543278             -28.40%                2,736             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.787277           16.122666              26.08%                2,327             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.697140           12.787277               9.32%                1,209             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.697140              16.97%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company   11.268207           15.619903              38.62%                3,101             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.866158           11.268207             -18.74%                3,458             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.121378           13.866158              -8.30%                3,468             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.124755           15.121378               7.06%                3,067             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           14.124755              41.25%                  237            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.580114            8.823429               16.40%                    0             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.794081            7.580114              -13.80%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.288391            8.794081               -5.32%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.481422            9.288391               -2.04%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.481422               -5.19%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT      11.094926           12.227805              10.21%                  664             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.527978           11.094926               5.39%                  611             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.280419           10.527978               2.41%                1,734             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.897603            10.280419               3.87%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.897603               -1.02%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      5.147573            6.083963               18.19%               10,631             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.228852            5.147573              -17.36%               11,874             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.107133            6.228852              -23.17%               14,083             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.107133              -18.93%               12,764            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      2.317610            3.337081               43.99%                6,608             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             3.991639            2.317610              -41.94%                6,608             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.479020            3.991639              -38.39%                8,141             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           6.479020              -35.21%                8,141            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.073630            10.230953              44.64%                    0             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.073630              -29.26%                    0            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      4.472745            5.915144               32.25%               19,743             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             6.128895            4.472745              -27.02%               22,397             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.143702            6.128895              -24.74%               23,807             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.143702              -18.56%               11,406            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      7.719236            10.209599              32.26%                  551             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           7.719236              -22.81%                  551            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -      10.000000           12.162319              21.62%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      6.936818            8.984815               29.52%                    0             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.594571            6.936818              -27.70%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.910972            9.594571               -3.19%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.968645            9.910972               -0.58%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.968645               -0.31%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000           9.985156               -0.15%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      7.143412            8.993282               25.90%               18,057             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.284686           7.143412              -30.54%               19,959             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.886316           10.284686             -25.94%               19,959             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.264119           13.886316              -9.03%                5,159             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           15.264119              52.64%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT      6.701201            8.898815               32.79%                    0             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.986985            6.701201              -25.43%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.409456            8.986985               -4.49%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.504551            9.409456               -1.00%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.504551               -4.95%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.724059            8.301377               23.46%                5,083             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.473229            6.724059              -29.02%                6,503             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             14.023027           9.473229              -32.45%                6,503             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             16.070617           14.023027             -12.74%                1,770             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           16.070617              60.71%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      7.731297            9.951728               28.72%                8,726             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.753519           7.731297              -28.10%               14,118             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.514763           10.753519             -14.07%               14,695             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.759449           12.514763              -1.92%                5,542             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           12.759449              27.59%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      10.000000           14.190099              41.90%                  845            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.279861            8.829014               40.59%                  468             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.204726            6.279861              -23.46%                2,505             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.489961            8.204726              -13.54%                2,435             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.489961               -5.10%                  400            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable      6.817103            8.491851               24.57%                4,066             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.540552            6.817103              -20.18%                8,512             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.671852            8.540552              -11.70%                9,132             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.784586           9.671852              -10.32%                5,708             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           10.784586               7.85%                2,487            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Strong Opportunity Fund   6.648942            8.954792               34.68%                   84             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.242958            6.648942              -28.06%                   84             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.765480            9.242958               -5.35%                   84             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.765480               -2.35%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             14.263644           17.928317              25.69%                    0             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             13.285149           14.263644               7.37%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.276257           13.285149               8.22%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.210825           12.276257               9.50%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.210825              12.11%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             4.039063            5.628773               39.36%                2,131             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             5.968779            4.039063              -32.33%                1,227             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.591151            5.968779              -30.52%                1,227             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           8.591151              -14.09%                  398            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal             11.946728           16.149186              35.18%                  538             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             12.249784           11.946728              -2.47%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.346213           12.249784               7.96%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           11.346213               3.82%                    0            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         8.210254            12.444385              51.57%                    0             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.602001            8.210254               -4.55%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             8.913211            8.602001               -3.49%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             15.596564           8.913211              -42.85%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           15.596564              55.97%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Eck Worldwide         9.195824            13.114596              42.61%                    0             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.627768            9.195824               -4.49%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.937759           9.627768              -11.98%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.987144            10.937759               9.52%                    0             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.000000           9.987144               -0.13%                    0            1999*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          7.237144            9.602053               32.68%                    0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.617102            7.237144              -24.75%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             9.753435            9.617102               -1.40%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Victory Variable          12.147632           12.044908              -0.85%                    0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.316636           12.147632               7.34%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.812180           11.316636               4.67%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          10.091121           12.964889              28.48%                    0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             10.823199           10.091121              -6.76%                    0             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                             11.740948           10.823199              -7.82%                    0             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.822181            8.670410                27.09%              30,511             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.612091            6.822181               -20.78%              18,887             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.565494            8.612091                -9.97%               3,818             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.810559            8.331561                22.33%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.705508            6.810559               -21.77%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.511970           8.705508               -30.42%               1,242             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          8.019853            9.810925                22.33%               7,195             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.019853               -19.80%               5,000            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          7.943949            9.748406                22.71%               2,252             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.943949               -20.56%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          9.695180            12.284189               26.70%              17,800             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.293308           9.695180               -14.15%              16,698             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.189139           11.293308               10.84%               1,330             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   American Century          10.000000           10.202557                2.03%               2,837            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     5.640729            8.183411                45.08%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.719797            5.640729               -35.31%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.438107           8.719797               -29.89%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     6.407248            8.378380                30.76%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.142192            6.407248               -21.31%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.663588           8.142192               -23.64%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.487286            9.207534                22.98%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.909449            7.487286               -24.44%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.992513            9.909449                -0.83%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.584974            10.267923               35.37%                 504             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.584974               -24.15%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Dreyfus Socially      5.506865            6.817526                23.80%                   0             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             7.888512            5.506865               -30.19%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.371408           7.888512               -23.94%               2,566             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Stock Index       6.329672            7.982961                26.12%              42,599             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.298290            6.329672               -23.72%              42,424             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.618706            8.298290               -13.73%              12,385             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Variable          7.245341            8.625637                19.05%               7,656             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.854519            7.245341               -18.17%               4,698             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.938414            8.854519               -10.91%               3,889             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Federated Insurance       12.063856           12.403369                2.81%              37,934             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.233244           12.063856                7.39%              34,740             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.585977           11.233244                6.11%               2,450             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP              7.530864            9.635243                27.94%              45,506             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.234883            7.530864               -18.45%              26,540             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.904395            9.234883                -6.76%               5,272             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Growth       5.966173            7.783505                30.46%              14,101             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.699922            5.966173               -31.42%              12,066             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.764092           8.699922               -19.18%               4,472             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP High         6.478666            8.082144                24.75%              34,587             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.363800            6.478666                 1.80%              24,618             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             7.352510            6.363800               -13.45%               1,298             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     6.277043            8.831911                40.70%                 847             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.020658            6.277043               -21.74%                 847             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.370604           8.020658               -22.66%                 637             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP Overseas     7.705852            10.845870               40.75%                 118             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.705852               -22.94%               1,065            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.917710            9.984934                26.11%              19,243             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.897411            7.917710               -11.01%              14,568             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.334368           8.897411               -13.90%               2,390             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           10.000000           10.097816                0.98%                   0            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Growth   5.177522            6.595891                27.39%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.749005            5.177522               -23.28%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.029346            6.749005               -15.95%               3,148             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP III Value    7.421189            11.505305               55.03%               6,747             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.421189               -25.79%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Comstock GVIT        6.006135            7.756043                29.14%              13,286             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.166647            6.006135               -26.46%               6,899             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.463069            8.166647               -13.70%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT         10.000000           13.655237               36.55%                   0            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Dreyfus GVIT Mid     10.451848           13.827559               32.30%               3,761             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.560435           10.451848              -16.79%               2,860             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.954698           12.560435               -3.04%                 388             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Federated GVIT       9.052629            10.875215               20.13%              12,870             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.925976            9.052629                 1.42%               9,184             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.718281            8.925976                 2.38%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        6.729993            10.927986               62.38%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.080662            6.729993               -16.71%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.675258            8.080662                -6.85%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.482965            12.147387               62.33%                 445             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.482965               -25.17%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.775030            12.196111               38.99%                 431             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.775030               -12.25%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.402053            11.290741               34.38%               9,735             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           8.402053               -15.98%               6,110            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.895195            2.890558                52.52%               1,508             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             3.371381            1.895195               -43.79%               1,508             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             5.991934            3.371381               -43.73%               1,508             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.104858            10.833329               52.48%                 442             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.104858               -28.95%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.896831            9.634075                22.00%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.896831               -21.03%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        12.364450           12.391049                0.22%              21,881             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.339175           12.364450                9.04%              26,126             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.761486           11.339175                5.37%                 571             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        3.463330            4.516845                30.42%               3,753             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             4.945547            3.463330               -29.97%               3,086             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             7.005239            4.945547               -29.40%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        4.813780            6.414454                33.25%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.455831            4.813780               -25.44%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.210500            6.455831               -29.91%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        7.743411            10.296163               32.97%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.743411               -22.57%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.903364            10.499391                6.02%              98,513             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.039249           9.903364                -1.35%              50,900             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.473594            10.582927               11.71%             124,117             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.060109           9.473594                -5.83%              33,697             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.943444            10.548952               17.95%             192,867             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.069222           8.943444               -11.18%             112,262             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.481877            10.553956               24.43%             156,546             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.107544           8.481877               -16.08%              37,215             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.100685            10.495425               29.56%              30,045             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.116319           8.100685               -19.92%               3,279             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT Mid    5.161519            7.106690                37.69%               2,520             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.341195            5.161519               -38.12%               1,772             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.183768           8.341195               -31.54%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.761392           10.639218               -1.14%              78,913             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.821968           10.761392               -0.56%              49,427             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.632658           10.821968                1.78%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        6.662646            8.347189                25.28%              17,504             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.205402            6.662646               -18.80%               9,373             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.472081            8.205402               -13.37%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        9.087697            11.214093               23.40%                   0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           9.087697                -9.12%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT U.S.   7.456128            11.164275               49.73%              10,031             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.456128               -25.44%               4,273            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        5.630524            7.526929                33.68%                   0             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             7.681183            5.630524               -26.70%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.630431            7.681183               -20.24%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        10.000000           13.525528               35.26%                   0            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       9.581953            12.640410               31.92%                 663             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             14.619524           9.581953               -34.46%                 275             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.690944           14.619524              -12.41%                  69             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Cap       11.521769           17.756675               54.11%              12,072             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             16.100836           11.521769              -28.44%               8,395             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.776504           16.100836               26.02%                 535             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company   11.247212           15.582883               38.55%              13,061             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.847390           11.247212              -18.78%              12,826             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             15.108647           13.847390               -8.35%               6,768             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.565979            8.802504                16.34%              12,169             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.782156            7.565979               -13.85%              12,353             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.280546            8.782156                -5.37%                 824             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT      11.074251           12.198805               10.15%              20,325             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.513712           11.074251                5.33%              10,063             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.271747           10.513712                2.36%                 977             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      5.139904            6.071817                18.13%               7,411             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.222739            5.139904               -17.40%               8,152             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.103330            6.222739               -23.21%                 438             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      2.314154            3.330422                43.92%                   0             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             3.987735            2.314154               -41.97%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.475985            3.987735               -38.42%               1,071             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.071217            10.222274               44.56%                 434             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.071217               -29.29%                 444            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      4.466078            5.903326                32.18%               3,330             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             6.122880            4.466078               -27.06%               3,501             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.139885            6.122880               -24.78%               3,628             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      7.716615            10.200936               32.19%               9,594             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.000000           7.716615               -22.83%               6,050            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Janus Aspen Series -      10.000000           12.158184               21.58%               5,085            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      6.923899            8.963520                29.46%              12,380             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.581590            6.923899               -27.74%              12,608             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.902625            9.581590                -3.24%                 754             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000           9.981747                -0.18%               3,840            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      7.130099            8.971959                25.83%              17,326             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.270734           7.130099               -30.58%              17,326             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.874614           10.270734              -25.97%              16,026             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      6.688692            8.877691                32.73%               1,778             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.974779            6.688692               -25.47%               5,491             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.401502            8.974779                -4.54%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      6.711524            8.281709                23.40%                 226             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.460391            6.711524               -29.06%                 240             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             14.011209           9.460391               -32.48%               1,113             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      7.716890            9.928130                28.65%              45,185             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.738951           7.716890               -28.14%              40,498             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.504224           10.738951              -14.12%              26,096             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      10.000000           14.185285               41.85%              32,965            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      6.271334            8.812554                40.52%              22,866             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.197763            6.271334               -23.50%              22,506             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.486763            8.197763               -13.59%               4,964             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Oppenheimer Variable      6.804394            8.471704                24.50%              48,018             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.528973            6.804394               -20.22%              37,815             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.663699            8.528973               -11.74%              12,091             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Strong Opportunity Fund   6.639915            8.938102                34.61%              28,964             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.235111            6.639915               -28.10%              27,162             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.762197            9.235111                -5.40%               3,879             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             14.237119           17.885882               25.63%                  82             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             13.267178           14.237119                7.31%                  83             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.265925           13.267178                8.16%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.033575            5.618247                39.29%              25,610             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             5.963710            4.033575               -32.36%              25,170             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.588260            5.963710               -30.56%               2,327             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   The Universal             11.924489           16.110938               35.11%              24,786             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             12.233204           11.924489               -2.52%              11,637             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.336655           12.233204                7.91%                 535             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         8.194950            12.414897               51.49%                   0             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.590347            8.194950                -4.60%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.905697            8.590347                -3.54%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Van Eck Worldwide         9.178700            13.083527               42.54%                   0             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.614735            9.178700                -4.54%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.928549           9.614735               -12.02%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          7.309233            9.692761                32.61%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.717850            7.309233               -24.79%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.860649            9.717850                -1.45%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          12.072931           11.964760               -0.90%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.252774           12.072931                7.29%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.756654           11.252774                4.61%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   Victory Variable          9.635275            12.372940               28.41%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             10.339545           9.635275                -6.81%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             11.222020           10.339545               -7.86%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------


                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.809455            8.649846                27.03%             100,922             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.600411            6.809455               -20.82%             106,076             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.557420            8.600411               -10.01%              18,137             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.797862            8.311801                22.27%              11,533             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.693698            6.797862               -21.81%              12,531             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.501416           8.693698               -30.46%              10,067             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.017119            9.802600                22.27%              21,056             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.017119               -19.83%              23,727             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.941242            9.740138                22.65%               1,486             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.941242               -20.59%               7,067             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.677116            12.255061               26.64%              89,600             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.278022           9.677116               -14.19%              92,354             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.180559           11.278022               10.78%              18,972             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.199070                1.99%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.630199            8.163984                45.00%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.707975            5.630199               -35.34%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.427613           8.707975               -29.93%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.395305            8.358525                30.70%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.131164            6.395305               -21.35%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.654609           8.131164               -23.68%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.473332            9.185699                22.91%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.896033            7.473332               -24.48%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.984104            9.896033                -0.88%                   0             2001
                             ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.582387            10.259199               35.30%               5,994             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.582387               -24.18%               1,676             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.496597            6.801352                23.74%               4,284             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.877818            5.496597               -30.23%               4,737             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.362676           7.877818               -23.98%               1,913             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.317855            7.964001                26.06%             171,061             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.287031            6.317855               -23.76%             184,627             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.610581            8.287031               -13.77%              48,850             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.231846            8.605202                18.99%              39,688             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.842525            7.231846               -18.22%              53,030             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.930036            8.842525               -10.95%               9,837             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       12.041407           12.374004                2.76%             121,837             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.218050           12.041407                7.34%             139,861             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.577071           11.218050                6.06%              21,409             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.516835            9.612401                27.88%             210,718             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.222382            7.516835               -18.49%             239,961             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.896058            9.222382                -6.81%              26,780             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.955034            7.765017                30.39%              95,216             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.688117            5.955034               -31.46%              88,934             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.755009           8.688117               -19.22%              12,890             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.466604            8.062996                24.69%              45,453             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.355190            6.466604                 1.75%              42,303             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.346312            6.355190               -13.49%              10,498             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.265330            8.810945                40.63%              14,405             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.009778            6.265330               -21.78%              14,783             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.361858           8.009778               -22.70%               4,067             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.703235            10.836673               40.68%              10,424             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.703235               -22.97%               4,679             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.902955            9.961246                26.04%             118,918             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.885347            7.902955               -11.06%             126,333             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.325655           8.885347               -13.95%              12,810             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.094375                0.94%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.167863            6.580234                27.33%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.739861            5.167863               -23.32%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.022575            6.739861               -15.99%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.418650            11.495520               54.95%               8,009             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.418650               -25.81%               1,258             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.994918            7.737628                29.07%              41,228             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.155563            5.994918               -26.49%              23,863             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.455077            8.155563               -13.74%               5,774             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.650615               36.51%               1,138             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.432365           13.794761               32.23%              50,076             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.543420           10.432365              -16.83%              53,272             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.943788           12.543420               -3.09%               5,814             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       9.035786            10.849470               20.07%              41,718             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.913897            9.035786                 1.37%              42,535             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.710943            8.913897                 2.33%               2,062             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.722291            10.909929               62.29%               1,183             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.075525            6.722291               -16.76%               1,183             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.674187            8.075525                -6.90%                 932             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.480416            12.137097               62.25%               7,637             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.480416               -25.20%               6,879             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.770871            12.184145               38.92%               2,226             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.770871               -12.29%               1,556             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.398056            11.279637               34.31%              13,279             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.398056               -16.02%               2,964             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.893021            2.885777                52.44%               4,986             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.369237            1.893021               -43.81%               4,986             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.991195            3.369237               -43.76%               3,689             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.102429            10.824125               52.40%               6,700             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.102429               -28.98%                  34             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.893084            9.624596                21.94%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.893084               -21.07%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.341436           12.361690                0.16%             111,630             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.323824           12.341436                8.99%             131,625             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.752417           11.323824                5.31%              40,455             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.456859            4.506128                30.35%               6,577             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.938830            3.456859               -30.01%               6,577             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.999319            4.938830               -29.44%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.808265            6.403842                33.18%               1,406             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.451733            4.808265               -25.47%               1,496             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.209373            6.451733               -29.94%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.740771            10.287431               32.90%               2,569             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.740771               -22.59%               1,531             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.881785            10.471187                5.96%              16,160             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.881785                -1.18%              18,983             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.480584            10.585351               11.65%             159,647             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.480584                -5.19%             168,373             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.986775            10.594686               17.89%             110,682             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.986775               -10.13%              54,937             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.541750            10.623053               24.37%              80,222             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.541750               -14.58%              39,149             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.191707            10.607956               29.50%              48,710             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.191707               -18.08%              38,212             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.151878            7.089801                37.62%              46,726             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.329869            5.151878               -38.15%              49,535             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.173489           8.329869               -31.57%               6,396             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.741301           10.613949               -1.19%             119,753             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.807263           10.741301               -0.61%             124,683             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.623647           10.807263                1.73%              72,903             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.650221            8.327394                25.22%              17,485             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.194278            6.650221               -18.84%              15,393             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.464087            8.194278               -13.42%               5,622             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.083390            11.203080               23.34%                 885             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.083390                -9.17%                 968             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.452579            11.153278               49.66%              16,247             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.452579               -25.47%               1,196             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.620023            7.509065                33.61%               4,302             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.670769            5.620023               -26.73%               4,796             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.622318            7.670769               -20.28%               1,500             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.520940               35.21%               1,302             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.564082            12.610421               31.85%              18,076             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.599711           9.564082               -34.49%              18,762             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.676873           14.599711              -12.46%               3,445             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.500284           17.714566               54.04%              45,920             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.079016           11.500284              -28.48%              50,669             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.765722           16.079016               25.95%               8,307             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   11.226240           15.545919               38.48%              61,965             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.828616           11.226240              -18.82%              72,934             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.095906           13.828616               -8.39%               7,918             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.551894            8.781639                16.28%              26,942             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.770271            7.551894               -13.89%              22,737             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.272721            8.770271                -5.42%              11,019             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.053628           12.169900               10.10%              32,363             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.499466           11.053628                5.28%              27,722             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.263086           10.499466                2.30%               8,541             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.132236            6.059662                18.07%              58,398             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.216622            5.132236               -17.44%              58,074             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.099528            6.216622               -23.25%              14,573             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.310691            3.323741                43.84%              19,423             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.983793            2.310691               -42.00%              19,423             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.472936            3.983793               -38.45%              11,013             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.068798            10.213590               44.49%               7,294             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.068798               -29.31%               6,273             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.459429            5.891540                32.11%              16,419             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.116877            4.459429               -27.10%              18,683             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.136062            6.116877               -24.82%               6,639             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.713978            10.192274               32.13%               6,722             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.713978               -22.86%               7,325             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.154059               21.54%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.910990            8.942267                29.39%              12,861             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.568605            6.910990               -27.77%              19,965             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.894278            9.568605                -3.29%               4,120             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.978359                -0.22%               4,396             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      7.116796            8.950658                25.77%              37,638             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.256811           7.116796               -30.61%              41,479             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.862902           10.256811              -26.01%               9,749             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.676227            8.856640                32.66%              24,764             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.962622            6.676227               -25.51%              13,549             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.393576            8.962622                -4.59%               2,252             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.699002            8.262040                23.33%              39,239             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.447560            6.699002               -29.09%              39,324             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.999397           9.447560               -32.51%               9,065             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.702487            9.904568                28.59%             110,771             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.724385           7.702487               -28.18%             128,311             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.493669           10.724385              -14.16%              16,689             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.180467               41.80%              28,999             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.262817            8.796101                40.45%             120,116             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.190803            6.262817               -23.54%             150,450             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.483571            8.190803               -13.63%              11,188             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.791724            8.451640                24.44%             135,933             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.517435            6.791724               -20.26%             137,324             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.655553            8.517435               -11.79%              34,989             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.630895            8.921417                34.54%             162,993             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.227273            6.630895               -28.14%             186,678             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.758910            9.227273                -5.45%              23,426             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             14.210605           17.843487               25.56%               2,734             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.249217           14.210605                7.26%               3,421             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.255588           13.249217                8.11%                  88             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.028092            5.607767                39.22%              45,049             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.958642            4.028092               -32.40%              45,004             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.585371            5.958642               -30.60%              12,835             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.902270           16.072738               35.04%              47,501             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.216634           11.902270               -2.57%              41,922             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.327088           12.216634                7.85%               4,573             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.179648            12.385431               51.42%               4,254             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.578684            8.179648                -4.65%               3,945             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.898173            8.578684                -3.59%               1,248             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.161589            13.052493               42.47%               2,048             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.601688            9.161589                -4.58%               2,564             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.919321           9.601688               -12.07%                 223              200
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.299299            9.674671                32.54%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.709589            7.299299               -24.82%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.857327            9.709589                -1.50%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          12.056544           11.942421               -0.95%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.243218           12.056544                7.23%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.753033           11.243218                4.56%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.622193            12.349870               28.35%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.330760           9.622193                -6.86%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.218243           10.330760               -7.91%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.784071            8.608836                26.90%              11,694             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.577091            6.784071               -20.90%                 866             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.541283            8.577091               -10.11%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.772509            8.272374                22.15%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.670125            6.772509               -21.89%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.480327           8.670125               -30.53%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.011649            9.785936                22.15%                 311             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.011649               -19.88%                 311             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.935821            9.723577                22.53%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.935821               -20.64%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.641037            12.196960               26.51%              14,991             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.247447           9.641037               -14.28%               8,445             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.163375           11.247447               10.67%               9,308             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.192009                1.92%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.609184            8.125241                44.86%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.684342            5.609184               -35.41%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.406646           8.684342               -30.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.371446            8.318867                30.56%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.109093            6.371446               -21.43%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.636622           8.109093               -23.76%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     7.445481            9.142157                22.79%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.869216            7.445481               -24.56%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.967257            9.869216                -0.98%                   0             2001
                             ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Dreyfus Investment        7.577210            10.241782               35.17%                 230             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.577210               -24.23%                 230             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.476092            6.769089                23.61%               2,413             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.856453            5.476092               -30.30%               3,062             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.345179           7.856453               -24.06%               3,399             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.294303            7.926250                25.93%              14,296             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.264570            6.294303               -23.84%              14,159             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.594375            8.264570               -13.86%               5,764             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.204901            8.564412                18.87%              10,508             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.818570            7.204901               -18.30%               7,951             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.913289            8.818570               -11.04%               2,992             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       11.996568           12.315361                2.66%               5,525             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.187661           11.996568                7.23%               4,886             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.559225           11.187661                5.95%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.488805            9.566810                27.75%              21,880             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.197371            7.488805               -18.58%              11,803             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.879350            9.197371                -6.90%               3,848             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.932835            7.728217                30.26%               2,262             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.664560            5.932835               -31.53%               2,511             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.736866           8.664560               -19.30%                 941             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.442506            8.024768                24.56%                   0             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.337956            6.442506                 1.65%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.333907            6.337956               -13.58%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.241968            8.769155                40.49%                   0             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.988069            6.241968               -21.86%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.344382           7.988069               -22.78%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.697965            10.798013               40.28%              21,573             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.697965               -23.02%               2,302             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           7.873493            9.914027                25.92%              13,740             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.861264            7.873493               -11.15%              10,960             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.308233           8.861264               -14.04%               2,212             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           10.000000           10.087509                0.88%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.148599            6.549041                27.20%               1,901             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.721581            5.148599               -23.40%               1,901             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.009032            6.721581               -16.07%               1,424             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.413590            11.476013               54.80%                   0             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.413590               -25.86%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.972569            7.700955                28.94%               1,264             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.133455            5.972569               -26.57%               1,116             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.439135            8.133455               -13.83%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.641325               36.41%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.393469           13.729366               32.10%               3,849             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.509403           10.393469              -16.91%               3,208             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.921938           12.509403               -3.19%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       9.002106            10.798032               19.95%                 961             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.889732            9.002106                 1.26%                 441             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.696224            8.889732                 2.23%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.706895            10.873898               62.13%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.065253            6.706895               -16.84%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.672055            8.065253                -7.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.475305            12.116476               62.09%               4,290             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.475305               -25.25%               4,890             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.762545            12.160197               38.77%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.762545               -12.37%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.390084            11.257465               34.18%               1,510             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.390084               -16.10%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.888681            2.876240                52.29%               2,726             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.364948            1.888681               -43.87%               4,222             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.989717            3.364948               -43.82%               5,139             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.097577            10.805736               52.25%                   0             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.097577               -29.02%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.885581            9.605670                21.81%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.885581               -21.14%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.295493           12.303120                0.06%               9,293             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.293161           12.295493                8.88%               9,931             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.734272           11.293161                5.21%                 935             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.443952            4.484722                30.22%               7,198             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.925420            3.443952               -30.08%               4,346             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.987497            4.925420               -29.51%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.797249            6.382676                33.05%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.443529            4.797249               -25.55%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.207114            6.443529               -30.02%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.735493            10.269947               32.76%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.735493               -22.65%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.872402            10.450593                5.86%                 693             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.872402                -1.28%                 672             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.471588            10.564539               11.54%              16,191             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.471588                -5.28%              10,204             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.978240            10.573837               17.77%              25,085             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.978240               -10.22%              59,028             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.533634            10.602160               24.24%              28,375             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.533634               -14.66%              22,385             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.183923            10.587104               29.36%               6,780             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.183923               -18.16%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.132637            7.056149                37.48%               9,321             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.307241            5.132637               -38.21%                 803             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.152925           8.307241               -31.64%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.701197           10.563553               -1.29%               1,570             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.777889           10.701197               -0.71%               7,530             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.605632           10.777889                1.62%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.625425            8.287900                25.09%              12,982             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.172057            6.625425               -18.93%               5,611             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.448103            8.172057               -13.51%               1,689             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.074768            11.181069               23.21%                   0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.074768                -9.25%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.445495            11.131364               49.50%               1,325             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.445495               -25.55%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.599057            7.473438                33.48%                   0             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.649959            5.599057               -26.81%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.606072            7.649959               -20.36%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.511751               35.12%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.528413            12.550621               31.72%                 875             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.560133           9.528413               -34.56%               1,247             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.648755           14.560133              -12.55%                 238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.457422           17.630611               53.88%               4,797             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.035460           11.457422              -28.55%               5,484             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.744198           16.035460               25.83%               6,238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   11.184395           15.472238               38.34%               3,771             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.791138           11.184395              -18.90%               3,720             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.070448           13.791138               -8.49%               1,323             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.523744            8.740006                16.17%              10,177             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.746499            7.523744               -13.98%               1,104             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.257079            8.746499                -5.52%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      11.012457           12.112226                9.99%              12,906             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.471032           11.012457                5.17%               4,068             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.245769           10.471032                2.20%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.116941            6.035469                17.95%                 686             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.204428            5.116941               -17.53%                 686             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.091928            6.204428               -23.33%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.303786            3.310444                43.70%                   0             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.975953            2.303786               -42.06%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.466853            3.975953               -38.52%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.063972            10.196246               44.34%                 177             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.063972               -29.36%                 177             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.446112            5.867965                31.98%                 137             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.104844            4.446112               -27.17%                 253             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.128419            6.104844               -24.90%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.708715            10.174958               31.99%               1,116             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.708715               -22.91%               1,109             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.145798               21.46%               3,424             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.885223            8.899852                29.26%               2,122             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.542657            6.885223               -27.85%               2,122             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.877577            9.542657                -3.39%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.971565                -0.28%                   0             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      7.090239            8.908195                25.64%              10,502             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.228980           7.090239               -30.68%               8,897             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.839506           10.228980              -26.09%               4,648             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      6.651335            8.814644                32.52%                   0             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.938329            6.651335               -25.59%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.377731            8.938329                -4.69%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.674005            8.222845                23.21%               7,663             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.421935            6.674005               -29.17%               7,132             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.975777           9.421935               -32.58%               6,738             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.673761            9.857594                28.46%              30,453             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.695313           7.673761               -28.25%              19,785             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.472602           10.695313              -14.25%              10,238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.170841               41.71%              14,981             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.245795            8.763286                40.31%              12,396             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.176890            6.245795               -23.62%              11,981             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.477189            8.176890               -13.72%               4,288             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.766391            8.411542                24.31%              10,590             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.494330            6.766391               -20.34%              11,434             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.639258            8.494330               -11.88%               6,407             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.612889            8.888143                34.41%              10,653             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.211624            6.612889               -28.21%              11,253             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.752349            9.211624                -5.54%               5,247             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             14.157666           17.758937               25.44%                 118             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.213325           14.157666                7.15%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.234919           13.213325                8.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             4.017136            5.586822                39.07%               4,103             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.948504            4.017136               -32.47%               4,380             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.579581            5.948504               -30.67%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             11.857917           15.996561               34.90%              14,458             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.183524           11.857917               -2.67%              12,053             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.307986           12.183528                7.74%               1,582             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.149155            12.326720               51.26%               2,963             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.555421            8.149155                -4.75%               3,445             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.883159            8.555421                -3.69%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.127452            12.990628               42.32%               2,212             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.575679            9.127452                -4.68%               2,647             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.900909           9.575679               -12.16%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.279475            9.638578                32.41%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.693126            7.279475               -24.90%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          12.023866           11.897921               -1.05%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.224170           12.023866                7.12%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.745798           11.224170                4.45%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.596083            12.303823               28.22%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.313242           9.596083                -6.95%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.746126            8.547597                26.70%              25,060             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             8.542208            6.746126               -21.03%              25,630             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
                             9.517124            8.542208               -10.24%               7,625             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.734635            8.213544                21.96%               2,100             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.634862            6.734635               -22.01%               2,148             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.448741           8.634862               -30.64%               8,318             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.003444            9.760983                21.96%              10,143             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.003444               -19.97%               7,458             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.927692            9.698786                22.34%                 870             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.927692               -20.72%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.587137            12.110238               26.32%              33,722             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.201712           9.587137               -14.41%              33,581             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.137636           11.201712               10.50%              13,130             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.181634                1.82%                   0             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.577770            8.067402                44.63%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.648961            5.577770               -35.51%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.375201           8.648961               -30.11%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.335783            8.259675                30.37%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.076087            6.335783               -21.55%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.609678           8.076087               -23.88%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.403844            9.077137                22.60%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.829084            7.403844               -24.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.942010            9.829084                -1.14%                   0             2001
                             ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.569450            10.215680               34.96%               6,100             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.569450               -24.31%               3,461             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.445448            6.720932                23.42%              12,057             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.824478            5.445448               -30.40%              12,016             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.318982           7.824478               -24.17%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.259089            7.869869                25.74%              60,295             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.230945            6.259089               -23.96%              50,320             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.570079            8.230945               -13.99%              11,979             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.164595            8.503490                18.69%              19,799             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.782702            7.164595               -18.42%              21,799             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.888186            8.782702               -11.18%              11,285             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       11.929514           12.227793                2.50%              21,086             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.142163           11.929514                7.07%              17,474             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.532467           11.142163                5.79%               2,036             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.446930            9.498796                27.55%              70,135             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.159972            7.446930               -18.70%              70,724             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.854339            9.159972                -7.05%              14,602             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.899618            7.673205                30.06%              19,432             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.629292            5.899618               -31.63%              18,475             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.709661           8.629292               -19.43%              12,230             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.406466            7.967694                24.37%              11,017             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.312150            6.406466                 1.49%               6,256             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.315306            6.312150               -13.71%                 322             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.207036            8.706766                40.27%               3,517             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.955555            6.207036               -21.98%               4,186             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.318180           7.955555               -22.90%               8,066             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.690083            10.790672               40.32%               6,403             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.690083               -23.10%              10,904             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.829445            9.843498                25.72%              50,357             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.825197            7.829445               -11.28%              46,444             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.282107           8.825197               -14.17%               9,509             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.077187                0.77%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.119765            6.502411                27.01%               2,922             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.694209            5.119765               -23.52%               4,904             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.988718            6.694209               -16.20%              14,517             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.405989            11.446763               54.56%               2,198             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.405989               -25.94%                 161             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.939149            7.646162                28.74%               5,990             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.100362            5.939149               -26.68%               4,325             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.415211            8.100362               -13.97%                 119             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.627407               36.27%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.335306           13.631684               31.89%              25,271             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.458494           10.335306              -17.04%              23,644             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.889199           12.458494               -3.34%               9,877             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       8.951783            10.721266               19.77%               6,515             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.853567            8.951783                 1.11%               5,352             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.674196            8.853567                 2.07%               1,014             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.683831            10.819976               61.88%               2,168             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.049848            6.683831               -16.97%               2,168             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.668856            8.049848                -7.14%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.467644            12.085590               61.84%               5,048             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.467644               -25.32%               3,214             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.750059            12.124336               38.56%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.750059               -12.50%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.378093            11.224213               33.97%              10,146             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.378093               -16.22%               4,021             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        1.882161            2.861931                52.06%                 676             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.358489            1.882161               -43.96%                 676             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.987495            3.358489               -43.91%                 392             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.090301            10.778192               52.01%               1,915             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.090301               -29.10%                  45             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.874340            9.577309                21.63%                 246             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.874340               -21.26%                 266             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.226769           12.215658               -0.09%              35,398             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.247230           12.226769                8.71%              44,756             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.707078           11.247230                5.04%               6,254             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.424662            4.452803                30.02%                 712             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.905344            3.424662               -30.19%                 732             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.969771            4.905344               -29.62%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.780758            6.351013                32.85%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.431226            4.780758               -25.66%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.203720            6.431226               -30.12%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.727570            10.243769               32.56%                 502             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.727570               -22.72%                 547             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.858342            10.419761                5.69%              17,106             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.858342                -1.42%                 803             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.458089            10.533364               11.37%             115,160             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.458089                -5.42%              18,956             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.965450            10.542661               17.59%             120,867             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.965450               -10.35%              27,341             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.521461            10.570861               24.05%             111,565             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.521461               -14.79%             114,401             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.172252            10.555870               29.17%              69,494             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.172252               -18.28%              26,952             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.103886            7.005904                37.27%               2,452             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.273390            5.103886               -38.31%               1,899             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.122123           8.273390               -31.75%               8,084             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.641254           10.488319               -1.44%              98,774             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.733926           10.641254               -0.86%             126,491             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.578635           10.733926                1.47%               9,851             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.588356            8.228953                24.90%              12,367             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.138802            6.588356               -19.05%               9,254             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.424179            8.138802               -13.64%               7,608             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.061817            11.148064               23.02%               6,374             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.061817                -9.38%               4,903             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.434874            11.098513               49.28%               5,044             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.434874               -25.65%               1,851             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.567726            7.420290                33.27%               2,667             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.618821            5.567726               -26.92%               2,667             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.581737            7.618821               -20.49%                 581             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.497959               34.98%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.475089            12.461332               31.52%              13,783             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.500883           9.475089               -34.66%              13,276             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.606604           14.500883              -12.68%               8,319             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.393329           17.505231               53.64%              11,211             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.970228           11.393329              -28.66%              12,979             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.711918           15.970228               25.63%               6,550             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   11.121852           15.362226               38.13%              18,559             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.735040           11.121852              -19.03%              18,078             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.032303           13.735040               -8.63%               7,933             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT J.P. Morgan GVIT     7.481673            8.677863                15.99%               2,432             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.710921            7.481673               -14.11%               1,849             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.233639            8.710921                -5.66%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Van Kampen GVIT      10.950902           12.026120                9.82%              53,006             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.428441           10.950902                5.01%              33,045             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.219812           10.428441                2.04%               4,435             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.094038            5.999277                17.77%              19,964             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.186133            5.094038               -17.65%              22,057             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.080524            6.186133               -23.44%              18,556             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.293462            3.290581                43.48%              17,808             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.964208            2.293462               -42.15%              17,808             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.457722            3.964208               -38.61%               4,019             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.056728            10.170254               44.12%               7,022             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.056728               -29.43%               7,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.426214            5.832790                31.78%                   0             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.086848            4.426214               -27.28%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.116951            6.086848               -25.01%                 769             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.700818            10.149016               31.79%               6,443             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.700818               -22.99%               7,943             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.133402               21.33%                 259             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.846694            8.836537                29.06%               5,074             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.503836            6.846694               -27.96%               4,282             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.852553            9.503836                -3.54%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.961375                -0.39%                   0             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      7.050541            8.844791                25.45%               8,510             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.187333           7.050541               -30.79%               8,915             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.804447           10.187333              -26.20%               7,563             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      6.614111            8.751925                32.32%               7,407             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.901954            6.614111               -25.70%               7,801             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.353966            8.901954                -4.83%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.636658            8.164347                23.02%                 829             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.383576            6.636658               -29.27%               1,830             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.940374           9.383576               -32.69%               7,219             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.630825            9.787472                28.26%              37,303             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.651785           7.630825               -28.36%              34,390             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.441012           10.651785              -14.38%              13,708             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.156384               41.56%              32,179             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.220335            8.714241                40.09%              23,266             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.156044            6.220335               -23.73%              23,726             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.467611            8.156044               -13.85%              12,339             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.728539            8.351719                24.12%              17,357             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.459766            6.728539               -20.46%              16,328             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.614839            8.459766               -12.01%               6,012             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.585913            8.838363                34.20%              48,248             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.188124            6.585913               -28.32%              45,890             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.742487            9.188124                -5.69%              12,864             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             14.078556           17.632719               25.25%               2,475             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.159594           14.078556                6.98%               1,859             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.203935           13.159594                7.83%                  83             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             4.000740            5.555526                38.86%              21,928             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.933316            4.000740               -32.57%              24,554             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.570899            5.933316               -30.77%              19,072             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.791634           15.882868               34.70%              32,022             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.133966           11.791634               -2.82%              24,598             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.279333           12.133966                7.58%              15,345             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.103520            12.238984               51.03%               4,529             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.520571            8.103520                -4.89%               4,753             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.860634            8.520571                -3.84%               7,767             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.076418            12.898267               42.11%               2,547             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.536718            9.076418                -4.83%               2,767             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.873293           9.536718               -12.29%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.249805            9.584639                32.21%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.668423            7.249805               -25.02%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.840749            9.668423                -1.75%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          11.023421           10.891290               -1.20%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.306015           11.023421                6.96%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.306015                3.06%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.556980            12.234975               28.02%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.286956           9.556980                -7.10%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.199378           10.286956               -8.15%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.733511            8.527274                26.64%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.530598            6.733511               -21.07%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.722044            8.194016                21.90%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.623131            6.722044               -22.05%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          8.000705            9.752667                21.90%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.000705               -19.99%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.924980            9.690524                22.28%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.924980               -20.75%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.569216            12.081443               26.25%                   0             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.186491           9.569216               -14.46%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.178146                1.78%               5,697             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.567338            8.048222                44.56%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.637201            5.567338               -35.54%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.323938            8.240021                30.30%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.065109            6.323938               -21.59%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.389998            9.055556                22.54%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.815718            7.389998               -24.71%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.566849            10.206952               34.89%                   0             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.566849               -24.33%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.435261            6.704934                23.36%                   0             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.813837            5.435261               -30.44%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.247385            7.851143                25.67%                   0             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.219747            6.247385               -24.00%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.151207            8.483273                18.63%                   0             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.770750            7.151207               -18.47%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       11.907225           12.198720                2.45%                   0             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.127027           11.907225                7.01%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.433007            9.476212                27.49%                   0             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.147526            7.433007               -18.74%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.888587            7.654950                30.00%                   0             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.617548            5.888587               -31.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.394476            7.948720                24.31%                   0             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.303565            6.394476                 1.44%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.195433            8.686067                40.20%                   0             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.944744            6.195433               -22.02%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.687444            10.781464               40.25%                   0             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.687444               -23.13%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.814811            9.820090                25.66%                   0             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.813204            7.814811               -11.33%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.073745                0.74%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.110185            6.486939                26.94%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.685100            5.110185               -23.56%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.403455            11.437016               54.48%                   0             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.403455               -25.97%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.928033            7.627962                28.68%                   0             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.089339            5.928033               -26.72%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.622770               36.23%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.315991           13.599282               31.83%                   0             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.441562           10.315991              -17.08%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       8.935042            10.695756               19.71%                   0             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.841526            8.935042                 1.06%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.676154            10.802038               61.80%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.044715            6.676154               -17.01%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.465081            12.075292               61.76%                   0             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.465081               -25.35%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.745879            12.112351               38.49%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.745879               -12.54%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.374116            11.213169               33.90%               3,848             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.374116               -16.26%                 488             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        1.880002            2.857189                51.98%                   0             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.356343            1.880002               -43.99%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.087874            10.769016               51.94%                   0             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.087874               -29.12%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.870588            9.567871                21.56%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.870588               -21.29%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.203933           12.186606               -0.14%                   0             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.231951           12.203933                8.65%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.418252            4.442208                29.96%                   0             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.898667            3.418252               -30.22%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.775268            6.340503                32.78%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.427129            4.775268               -25.70%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.724922            10.235035               32.49%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.724922               -22.75%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.853651            10.409473                5.64%              94,268             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.853651                -1.46%              20,599             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.453586            10.522984               11.31%             147,689             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.453586                -5.46%              27,595             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.961185            10.532259               17.53%             389,888             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.961185               -10.39%              60,567             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.517407            10.560445               23.99%             150,152             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.517407               -14.83%              34,071             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.168360            10.545460               29.10%              48,527             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.168360               -18.32%              17,779             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.094330            6.989223                37.20%                   0             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.262132            5.094330               -38.34%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.621324           10.463331               -1.49%             165,079             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.719296           10.621324               -0.91%              36,133             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.576030            8.209369                24.84%                   0             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.127729            6.576030               -19.09%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.057504            11.137079               22.96%                   0             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.057504                -9.42%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.431326            11.087571               49.20%               2,757             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.431326               -25.69%                 197             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.557308            7.402625                33.21%                   0             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.608458            5.557308               -26.96%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.493364               34.93%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.457357            12.431672               31.45%                   0             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.481164           9.457357               -34.69%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.372033           17.463621               53.57%                   0             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.948542           11.372033              -28.70%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT GVIT Small Company   11.101037           15.325664               38.06%                   0             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.716369           11.101037              -19.07%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT J.P. Morgan GVIT     7.467684            8.657213                15.93%                   0             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.699077            7.467684               -14.16%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.930457           11.997543                9.76%              28,810             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.414287           10.930457                4.96%               2,318             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.086420            5.987242                17.71%                   0             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.180038            5.086420               -17.70%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.290027            3.283989                43.40%                   0             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.960302            2.290027               -42.18%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.054323            10.161603               44.05%                   0             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.054323               -29.46%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.419582            5.821088                31.71%                   0             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.080842            4.419582               -27.32%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.698186            10.140370               31.72%                   0             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.698186               -23.02%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.129267               21.29%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.833887            8.815516                29.00%                   0             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.490909            6.833887               -28.00%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      10.000000           9.957976                -0.42%              24,306             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      7.037336            8.823727                25.38%                   0             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.173455           7.037336               -30.83%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.601750            8.731115                32.25%                   0             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.889847            6.601750               -25.74%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.624244            8.144921                22.96%                   0             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.370812            6.624244               -29.31%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.616546            9.764179                28.20%                   0             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.637302           7.616546               -28.40%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.151574               41.52%              31,802             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.211849            8.697915                40.02%                   0             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.149095            6.211849               -23.77%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.715954            8.331849                24.06%                   0             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.448257            6.715954               -20.50%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.576951            8.821844                34.13%                   0             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.180307            6.576951               -28.36%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             14.052254           17.590800               25.18%                   0             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.141724           14.052254                6.93%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             3.995275            5.545115                38.79%                   0             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.928247            3.995275               -32.61%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.769601           15.845095               34.63%              35,681             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.117487           11.769601               -2.87%              11,169             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.088367            12.209884               50.96%                   0             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.508987            8.088367                -4.94%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.059454            12.867595               42.03%                   0             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.523759            9.059454                -4.88%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.239941            9.566724                32.14%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.660204            7.239941               -25.05%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          11.014038           10.876452               -1.25%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.302499           11.014038                6.91%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.543960            12.212089               27.96%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.278203           9.543960                -7.14%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.720908            8.506975                26.57%                   0            2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.518985            6.720908               -21.11%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          6.709456            8.174485                21.84%                   0            2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.611391            6.709456               -22.09%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          7.997959            9.744337                21.84%                   0            2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.997959               -20.02%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          7.922273            9.682271                22.22%                   0            2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.922273               -20.78%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          9.551316            12.052689               26.19%                   0            2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             11.171284           9.551316               -14.50%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   American Century          10.000000           10.174656                1.75%                   0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Credit Suisse Trust -     5.556901            8.029034                44.49%                   0            2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.625434            5.556901               -35.58%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Credit Suisse Trust -     6.312112            8.220432                30.23%                   0            2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.054140            6.312112               -21.63%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.376176            9.034010                22.48%                   0            2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.802385            7.376176               -24.75%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

                             ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Dreyfus Investment        7.564269            10.198281               34.82%                   0            2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.564269               -24.36%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Dreyfus Socially      5.425087            6.688974                23.30%                   0            2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             7.803211            5.425087               -30.48%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Dreyfus Stock Index       6.235687            7.832447                25.61%                   0            2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.208564            6.235687               -24.03%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Dreyfus Variable          7.137823            8.463081                18.57%                   0            2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.758825            7.137823               -18.51%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Federated Insurance       11.884957           12.169693                2.40%                   0            2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             11.111890           11.884957                6.96%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP              7.419096            9.453639                27.42%                   0            2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.135077            7.419096               -18.78%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP Growth       5.877549            7.636709                29.93%                   0            2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.605815            5.877549               -31.70%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP High         6.382519            7.929810                24.24%                   0            2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             6.294993            6.382519                 1.39%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP Overseas     6.183841            8.665395                40.13%                   0            2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             7.933931            6.183841               -22.06%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP Overseas     7.684818            10.772293               40.18%                   0            2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.684818               -23.15%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.800188            9.796715                25.60%                   0            2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.801213            7.800188               -11.37%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP II           10.000000           10.070300                0.70%                   0            2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP III Growth   5.100632            6.471511                26.88%                   0            2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             6.676003            5.100632               -23.60%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Fidelity VIP III Value    7.400922            11.427270               54.40%                   0            2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.400922               -25.99%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Comstock GVIT        5.916952            7.609813                28.61%                   0            2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.078351            5.916952               -26.76%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Dreyfus GVIT         10.000000           13.618124               36.18%                   0            2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Dreyfus GVIT Mid     10.296690           13.566907               31.76%                   0            2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             12.424639           10.296690              -17.13%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Federated GVIT       8.918357            10.670340               19.64%                   0            2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.829517            8.918357                 1.01%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        6.668475            10.784110               61.72%                   0            2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.039579            6.668475               -17.05%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        7.462526            12.065018               61.67%                   0            2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.462526               -25.37%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.741712            12.100416               38.42%                   0            2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.741712               -12.58%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.370118            11.202091               33.83%                   0            2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.370118               -16.30%                 865            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        1.877827            2.852443                51.90%                   0            2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             3.354183            1.877827               -44.02%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        7.085443            10.759842               51.86%                   0            2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.085443               -29.15%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        7.866828            9.558415                21.50%                   0            2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.866828               -21.33%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        12.181115           12.157611               -0.19%                   0            2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             11.216684           12.181115                8.60%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        3.411839            4.431602                29.89%                   0            2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             4.891995            3.411839               -30.26%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        4.769772            6.329968                32.71%                   0            2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             6.423028            4.769772               -25.74%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        7.722271            10.226299               32.43%                   0            2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.722271               -22.78%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        9.848954            10.399210                5.59%               5,850            2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.848954                -1.51%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        9.449094            10.512612               11.26%              33,336            2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.449094                -5.51%               5,735            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.956898            10.521843               17.47%              53,083            2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.956898               -10.43%              35,153            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.513348            10.550021               23.92%              62,162            2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.513348               -14.87%              21,275            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        8.164471            10.535072               29.04%               2,930            2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           8.164471               -18.36%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT Mid    5.084785            6.972579                37.13%                   0            2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.250877            5.084785               -38.37%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        10.601417           10.438388               -1.54%               8,932            2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.704673           10.601417               -0.96%              19,758            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        6.563740            8.189846                24.77%                   0            2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.116686            6.563740               -19.13%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        9.053190            11.126097               22.90%                   0            2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           9.053190                -9.47%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT U.S.   7.427795            11.076660               49.12%               1,782            2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.427795               -25.72%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        5.546904            7.384983                33.14%                   0            2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             7.598105            5.546904               -27.00%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Gartmore GVIT        10.000000           13.488768               34.89%                   0            2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Cap       9.439666            12.402090               31.38%                   0            2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             14.461467           9.439666               -34.73%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Cap       11.350750           17.422041               53.49%                   0            2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             15.926842           11.350750              -28.73%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT GVIT Small Company   11.080273           15.289191               37.99%                   0            2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             13.697716           11.080273              -19.11%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.453711            8.636601                15.87%                   0            2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.687249            7.453711               -14.20%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   GVIT Van Kampen GVIT      10.909995           11.968967                9.71%                   0            2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.400105           10.909995                4.90%               1,301            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      5.078815            5.975238                17.65%                   0            2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             6.173947            5.078815               -17.74%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      2.286600            3.277394                43.33%                   0            2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             3.956393            2.286600               -42.20%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      7.051900            10.152930               43.97%                   0            2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.051900               -29.48%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      4.412971            5.809420                31.64%                   0            2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             6.074850            4.412971               -27.36%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      7.695550            10.131729               31.66%                   0            2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.000000           7.695550               -23.04%                   0            2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Janus Aspen Series -      10.000000           12.125134               21.25%                   0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      6.821108            8.794545                28.93%                   0            2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.478011            6.821108               -28.03%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      10.000000           9.954572                -0.45%                   0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      7.024147            8.802690                25.32%                   0            2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.159599           7.024147               -30.86%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Neuberger Berman AMT      6.589403            8.710342                32.19%                   0            2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.877762            6.589403               -25.78%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      6.611835            8.125514                22.89%                   0            2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.358057            6.611835               -29.35%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      7.602298            9.740938                28.13%                   0            2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.622832           7.602298               -28.43%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      10.000000           14.146751               41.47%               1,890            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      6.203380            8.681630                39.95%                   0            2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.142142            6.203380               -23.81%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Oppenheimer Variable      6.703398            8.312026                24.00%                   0            2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.436772            6.703398               -20.55%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Strong Opportunity Fund   6.567984            8.805324                34.06%                   0            2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.172486            6.567984               -28.39%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Universal             14.026010           17.548980               25.12%                   0            2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             13.123880           14.026010                6.87%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             3.989818            5.534711                38.72%                   0            2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             5.923201            3.989818               -32.64%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   The Universal             11.747604           15.807420               34.56%               1,168            2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             12.101019           11.747604               -2.92%               1,455            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Van Eck Worldwide         8.073214            12.180802               50.88%                   0            2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             8.497392            8.073214                -4.99%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Van Eck Worldwide         9.042491            12.836940               41.96%                   0            2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.510796            9.042491                -4.92%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Victory Variable          7.230072            9.548806                32.07%                   0            2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             9.651982            7.230072               -25.09%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Victory Variable          11.004649           10.861622               -1.30%                   0            2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.298985           11.004649                6.85%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   Victory Variable          9.530961            12.189236               27.89%                   0            2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
                             10.269451           9.530961                -7.19%                   0            2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century          6.708323            8.486720                26.51%              15,518             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class I -Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.507395            6.708323               -21.15%              17,814             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.492984            8.507395               -10.38%              14,380             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          6.696904            8.155031                21.77%               3,654             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.599678            6.696904               -22.13%               7,112             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.417190           8.599678               -30.74%               4,968             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.995231            9.736044                21.77%               2,295             2003
   Variable Portfolios,
   Inc. - American Century
   VP International Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.995231               -20.05%               2,500             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          7.919558            9.674012                22.15%               4,732             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.919558               -20.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          9.533443            12.023986               26.12%              34,120             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.156087           9.533443               -14.54%              37,456             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.111910           11.156087               10.33%              12,980             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   American Century          10.000000           10.171166                1.71%               5,144             2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     5.546504            8.009928                44.41%                   0             2003
   Global Post-Venture
   Capital Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.613696            5.546504               -35.61%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.343799           8.613696               -30.22%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Credit Suisse Trust -     6.300292            8.200839                30.17%                   0             2003
   International Focus
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.043179            6.300292               -21.67%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.582777           8.043179               -24.00%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Credit Suisse Trust -     7.362375            9.012504                22.41%                   0             2003
   Large Cap Value
   Portfolio - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.789046            7.362375               -24.79%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.916793            9.789046                -1.29%                   0             2001
                             ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Investment        7.561672            10.189578               34.75%               1,096             2003
   Portfolios - Small Cap
   Stock Index Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.561672               -24.38%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Dreyfus Socially      5.414906            6.673008                23.23%               2,330             2003
   Responsible Growth
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.792572            5.414906               -30.51%               2,248             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.292793           7.792572               -24.29%                 922             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Stock Index       6.224012            7.813792                25.54%              28,516             2003
   Fund, Inc.: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.197399            6.224012               -24.07%              36,635             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.545801            8.197399               -14.13%              11,021             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Dreyfus Variable          7.124457            8.442921                18.51%                 882             2003
   Investment Fund
   -Appreciation
   Portfolio: Initial
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.746914            7.124457               -18.55%               2,622             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.863100            8.746914               -11.32%               3,171             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Federated Insurance       11.862727           12.140716                2.34%              23,245             2003
   Series - Federated
   Quality Bond Fund II:
   Primary Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.096780           11.862727                6.90%              24,434             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.505742           11.096780                5.63%              3,1998             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP              7.405226            9.431146                27.36%              24,278             2003
   Equity-Income
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.122665            7.405226               -18.83%              25,233             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.829356            9.122665                -7.19%               8,921             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Growth       5.866545            7.618533                29.86%              15,817             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.594096            5.866545               -31.74%              12,016             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.682489           8.594096               -19.55%               2,569             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP High         6.370568            7.910922                24.18%              16,625             2003
   Income Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.286416            6.370568                 1.34%              19,278             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.296736            6.286416               -13.85%               1,238             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     6.172254            8.644743                40.06%               4,241             2003
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.923128            6.172254               -22.10%               5,977             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.292010           7.923128               -23.02%               1,411             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP Overseas     7.682181            10.763107               40.10%               4,027             2003
   Portfolio: Service
   Class R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.682181               -23.18%               4,111             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Fidelity VIP II           7.785588            9.773384                25.53%              24,165             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.789237            7.785588               -11.42%              23,235             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.256023           8.789237               -14.30%               9,915             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP II           10.000000           10.066869                0.67%                   0             2003*
   Investment Grade Bond
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Growth   5.091068            6.456082                26.81%                   0             2003
   Opportunities
   Portfolio: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.666912            5.091068               -23.64%               2,479             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.968441            6.666912               -16.33%               2,479             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Fidelity VIP III Value    7.398393            11.417557               54.32%               1,569             2003
   Strategies Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.398393               -26.02%                 600             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Comstock GVIT        5.905872            7.591688                28.54%                 374             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.067350            5.905872               -26.79%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.391322            8.067350               -14.10%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT         10.000000           13.613482               36.13%                   0             2003*
   International Value
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Dreyfus GVIT Mid     10.277402           13.534578               31.69%              13,281             2003
   Cap Index Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.407725           10.277402              -17.17%              12,945             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.856503           12.407725               -3.49%               4,288             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Federated GVIT       8.901664            10.644927               19.58%               6,487             2003
   High Income Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.817499            8.901664                 0.95%               6,387             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.652194            8.817499                 1.91%               3,246             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.660810            10.766220               61.64%                   0             2003
   Emerging Markets Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.034443            6.660810               -17.10%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.665651            8.034443                -7.28%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.459964            12.054715               61.59%                  73             2003
   Emerging Markets Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.459964               -25.40%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.737555            12.088490               38.35%                   0             2003
   Global Financial
   Services Fund: Class
   III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.737555               -12.62%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.366124            11.191032               33.77%               3,483             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.366124               -16.34%                 625             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        1.875661            2.847694                51.82%               3,233             2003
   Global Technology and
   Communications Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.352039            1.875661               -44.04%               3,233             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.985272            3.352039               -44.00%               1,961             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.083013            10.750674               51.78%                 198             2003
   Global Technology and
   Communications Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.083013               -29.17%                 198             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.863084            9.548987                21.44%                   0             2003
   Global Utilities Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.863084               -21.37%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        12.158343           12.128686               -0.24%              15,186             2003
   Government Bond Fund:
   Class I - Q /NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.201435           12.158343                8.54%              14,437             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.679917           11.201435                4.88%              10,795             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        3.405447            4.421055                29.82%                   0             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             4.885325            3.405447               -30.29%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.952067            4.885325               -29.73%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        4.764292            6.319464                32.64%                   0             2003
   International Growth
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.418930            4.764292               -25.78%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.200325            6.418930               -30.23%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        7.719631            10.217597               32.36%                   0             2003
   International Growth
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.719631               -22.80%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.844280            10.388956                5.53%              38,879             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.844280                -1.56%              36,403             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.444587            10.502231               11.20%             178,115             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.444587                -5.55%               9,120             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.952638            10.511469               17.41%             280,231             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.952638               -10.47%              82,019             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT Gartmore GVIT        8.509285            10.539613               23.86%             235,385             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.509285               -14.91%              56,432             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        8.160577            10.524667               28.97%              45,921             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           8.160577               -18.39%              17,097             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT Mid    5.075250            6.955946                37.06%                   0             2003
   Cap Growth Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.239625            5.075250               -38.40%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.091356           8.239625               -31.86%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.581548           10.413500               -1.59%              59,044             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.690073           10.581548               -1.02%              73,805             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.551662           10.690073                1.31%              27,635             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        6.551449            8.170362                24.71%               5,093             2003
   Nationwide Fund: Class
   I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.105635            6.551449               -19.17%               4,917             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.400269            8.105635               -13.77%               1,286             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        9.048877            11.115113               22.83%                 216             2003
   Nationwide Leaders
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           9.048877                -9.51%                 216             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT U.S.   7.424251            11.065737               49.05%                   0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.424251               -25.76%                   0             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        5.536514            7.367390                33.07%               5,248             2003
   Worldwide Leaders Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             7.587757            5.536514               -27.03%               5,248             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.557425            7.587757               -20.61%               2,724             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Gartmore GVIT        10.000000           13.484171               34.84%                   0             2003*
   Worldwide Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       9.421976            12.372523               31.32%               7,498             2003
   Growth Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.441772           9.421976               -34.76%               7,706             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             16.564493           14.441772              -12.81%                 272             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Cap       11.329505           17.380579               53.41%              16,495             2003
   Value Fund: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             15.905177           11.329505              -28.77%              19,673             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.679678           15.905177               25.44%               8,057             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT GVIT Small Company   11.059519           15.252779               37.92%               7,114             2003
   Fund: Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.679062           11.059519              -19.15%               4,387             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             14.994163           13.679062               -8.77%               2,562             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   GVIT J.P. Morgan GVIT     7.439775            8.616061                15.81%                 816             2003
   Balanced Fund: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.675437            7.439775               -14.24%               1,352             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.210211            8.675437                -5.81%                 784             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   GVIT Van Kampen GVIT      10.889602           11.940484                9.65%              42,667             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.385975           10.889602                4.85%              22,426             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.193887           10.385975                1.88%               3,062             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      5.071211            5.963253                17.59%              15,233             2003
   Capital Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.167860            5.071211               -17.78%              20,046             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.069120            6.167860               -23.56%               6,892             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      2.283163            3.270799                43.26%               8,684             2003
   Global Technology
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             3.952480            2.283163               -42.23%              11,482             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.448594            3.952480               -38.71%               8,733             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.049473            10.144265               43.90%               1,006             2003
   Global Technology
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.049473               -29.51%                 656             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      4.406372            5.797749                31.58%              14,452             2003
   International Growth
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             6.068862            4.406372               -27.39%              19,051             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.105491            6.068862               -25.13%               8,303             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      7.692915            10.123089               31.59%                 381             2003
   International Growth
   Portfolio: Service II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           7.692915               -23.07%                 533             2002*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Janus Aspen Series -      10.000000           12.121002               21.21%                   0             2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.808334            8.773586                28.87%               3,341             2003
   Guardian Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.465116            6.808334               -28.07%               3,341             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.827558            9.465116                -3.69%                 205             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      10.000000           9.951175                -0.49%               1,653             2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Neuberger Berman AMT      7.010993            8.781733                25.26%              16,667             2003
   Mid-Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.145761           7.010993               -30.90%              12,077             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.769410           10.145761              -26.32%               2,101             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Neuberger Berman AMT      6.577049            8.689579                32.12%               2,566             2003
   Partners Portfolio -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.865670            6.577049               -25.81%               2,603             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.330235            8.865670                -4.98%               1,173             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.599464            8.106165                22.83%              10,607             2003
   Account Funds -
   Oppenheimer Aggressive
   Growth Fund/VA: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.345324            6.599464               -29.38%              10,602             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.905014           9.345324               -32.79%               1,338             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      7.588056            9.717730                28.07%              12,598             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.608373           7.588056               -28.47%              13,437             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.409461           10.608373              -14.51%               9,125             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      10.000000           14.141920               41.42%              29,464             2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.194920            8.665362                39.88%               5,848             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Initial Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.135212            6.194920               -23.85%               6,615             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.458032            8.135212               -13.99%               7,742             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Oppenheimer Variable      6.690842            8.292232                23.93%              28,321             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Initial Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.425292            6.690842               -20.59%              37,431             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.590436            8.425292               -12.15%              18,017             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Strong Opportunity Fund   6.559028            8.788827                34.00%              18,219             2003
   II, Inc.: Investor
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.164675            6.559028               -28.43%              19,914             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.732623            9.164675                -5.84%              15,992             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             13.999772           17.507218               25.05%               2,569             2003
   Institutional Funds,
   Inc. - Emerging Markets
   Debt Portfolio: Class I
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             13.106031           13.999772                6.82%               2,569             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.173002           13.106031                7.66%                 728             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   Sub-Account               Accumulation Unit    Accumulation       Percent Change in   Number of           Period
                             Value at Beginning   Unit Value at      Accumulation Unit   Accumulation
                             of Period            End of Period      Value               Units at End of
                                                                                         Period
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   The Universal             3.984372            5.524347                38.65%              17,998             2003
   Institutional Funds,
   Inc. - Mid Cap Growth
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             5.918142            3.984372               -32.68%              18,571             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.562201            5.918142               -30.88%              12,493             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   The Universal             11.725612           15.769776               34.49%              35,700             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             12.084542           11.725612               -2.97%              20,960             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.250727           12.084542                7.41%               4,118             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         8.058096            12.151788               50.80%               1,060             2003
   Insurance Trust -
   Worldwide Emerging
   Markets Fund: Initial
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.485820            8.058096                -5.04%               1,060             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             8.838136            8.485820                -3.99%                 928             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Van Eck Worldwide         9.025587            12.806413               41.89%                 116             2003
   Insurance Trust -
   Worldwide Hard Assets
   Fund: Initial Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.497863            9.025587                -4.97%                 116             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.845725           9.497863               -12.43%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          7.220212            9.530925                32.00%                   0             2003
   Insurance Funds -
   Diversified Stock Fund:
   Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.643755            7.220212               -25.13%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             9.830796            9.643755                -1.90%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          10.995283           10.846837               -1.35%                   0             2003
   Insurance Funds -
   Investment Quality Bond
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.295470           10.995283                6.80%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.000000           10.295470                2.95%                   0             2001*
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   -------------------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   Victory Variable          9.517969            12.166407               27.83%                   0             2003
   Insurance Funds - Small
   Company Opportunity
   Fund: Class A - Q/NQ
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             10.260704           9.517969                -7.24%                   0             2002
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
                             11.188045           10.260704               -8.29%                   0             2001
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------
   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------

   ------------------------- ------------------- ------------------ ------------------- ------------------- --------------


================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-9:
                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (5) Variable Annuity Application - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer
         Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
            Financial Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
            Financial
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Robert O. Wilson, Senior Vice President-Corporate Strategy
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed
               ** Subsidiaries included in the respective consolidated financial statements
               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
               **** Other subsidiaries


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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------


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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 6,363 and 9,637 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account          Nationwide VL Separate Account-C
    Nationwide Variable Account          Nationwide VL Separate Account-D
    Nationwide Variable Account-II       Nationwide VLI Separate Account-2
    Nationwide Variable Account-4        Nationwide VLI Separate Account-3
    Nationwide Variable Account-5        Nationwide VLI Separate Account-4
    Nationwide Variable Account-6        Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:
     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and Assistant
        Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary
     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215



         (c)

         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
         UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION
         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         Nationwide Investment     N/A                    N/A                      N/A                   N/A
         Services Corporation
         ------------------------- ---------------------- ------------------------ --------------------- -------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable


Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account-9 dated April 14, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-53023). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.







KPMG LLP

Columbus, Ohio
April 26, 2004

                                                             SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2004.
                     NATIONWIDE VARIABLE ACCOUNT-9
     ---------------------------------------------------------------
                           (Registrant)

                   NATIONWIDE LIFE INSURANCE COMPANY
     ---------------------------------------------------------------
                            (Depositor)

                     By /s/ JAMIE RUFF CASTO, ESQ.
     ---------------------------------------------------------------
                         Jamie Ruff Casto, Esq.

As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2004.



               SIGNATURE                                   TITLE


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                          By /s/  JAMIE RUFF CASTO, ESQ.
                                                                          ------------------------------------------------------
                                                                                  Jamie Ruff Casto, Esq.
                                                                                            Attorney-in-Fact
